UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Performance Trust Total Return Bond Fund
Class A | PTAOX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$51	1.01%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	3.67%
30-Day SEC Yield Unsubsidized	3.67%
Weighted Average Life	13.00 years
Distribution Yield	4.29%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W121

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W121

Performance Trust Total Return Bond Fund
Class C | PTCOX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$89	1.76%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	3.01%
30-Day SEC Yield Unsubsidized	3.01%
Weighted Average Life	13.00 years
Distribution Yield	3.56%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W113

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W113

Performance Trust Total Return Bond Fund
Institutional Class | PTIAX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.76%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$10,506,245,242
Number of Holdings	1,812
Net Advisory Fee	$29,993,235
Portfolio Turnover	16%
Average Credit Quality	AA-
Effective Duration	6.91 years
30-Day SEC Yield	4.01%
30-Day SEC Yield Unsubsidized	4.01%
Weighted Average Life	13.00 years
Distribution Yield	4.55%
Performance Trust Total Return Bond Fund	PAGE 1	TSR-SAR-89833W394

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Strip Principal	5.8%
United States Treasury Notes/Bonds	5.5%
Freddie Mac Multifamily Structured Pass Through Certificates	3.2%
Benchmark Mortgage Trust	2.9%
BBCMS Trust	2.2%
Wells Fargo Commercial Mortgage Trust	2.2%
First American Government Obligations Fund	2.0%
BANK	1.8%
BANK5	1.3%
GLS Auto Receivables Trust	1.3%

Top Sectors*	(%)
US Municipal	25.8%
Mortgage Securities	25.4%
Asset Backed Securities	15.7%
Government	11.3%
Consumer Discretionary*	5.6%
Financials*	5.5%
Health Care*	3.1%
Industrials*	1.4%
Technology*	0.8%
Cash & Other	5.4%

Credit Breakdown**	(%)
AAA	23.1%
AA	43.4%
A	12.9%
BBB	10.3%
BB	5.4%
B	1.2%
CCC	1.1%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Total Return Bond Fund	PAGE 2	TSR-SAR-89833W394

Performance Trust Municipal Bond Fund
Class A | PTRMX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$37	0.72%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$764,816,865
Number of Holdings	243
Net Advisory Fee	$1,373,856
Portfolio Turnover	13%
Average Credit Quality	AA
Effective Duration	6.75 years
30-Day SEC Yield	3.18%
30-Day SEC Yield Unsubsidized	3.18%
Weighted Average Life	8.03 years
Distribution Yield	3.57%
Performance Trust Municipal Bond Fund	PAGE 1	TSR-SAR-89833W162

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
Freddie Mac Multifamily ML Certificates	5.0%
San Diego Unified School District	2.2%
University of North Carolina at Chapel Hill	2.1%
State of Washington	2.0%
Denver City & County School District No. 1	2.0%
Commonwealth of Massachusetts	1.7%
Greater Orlando Aviation Authority	1.7%
Indianapolis Local Public Improvement Bond Bank	1.6%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors*	(%)
US Municipal	95.0%
Mortgage Securities	0.6%
Consumer Discretionary*	0.1%
Cash & Other	4.3%

Credit Breakdown**	(%)
AAA	11.9%
AA	70.5%
A	10.1%
BBB	2.7%
BB	0.7%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 2	TSR-SAR-89833W162

Performance Trust Municipal Bond Fund
Institutional Class | PTIMX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$24	0.47%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$764,816,865
Number of Holdings	243
Net Advisory Fee	$1,373,856
Portfolio Turnover	13%
Average Credit Quality	AA
Effective Duration	6.75 years
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%
Weighted Average Life	8.03 years
Distribution Yield	3.83%
Performance Trust Municipal Bond Fund	PAGE 1	TSR-SAR-89833W170

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	5.5%
Freddie Mac Multifamily ML Certificates	5.0%
San Diego Unified School District	2.2%
University of North Carolina at Chapel Hill	2.1%
State of Washington	2.0%
Denver City & County School District No. 1	2.0%
Commonwealth of Massachusetts	1.7%
Greater Orlando Aviation Authority	1.7%
Indianapolis Local Public Improvement Bond Bank	1.6%
Central Puget Sound Regional Transit Authority	1.5%

Top Sectors*	(%)
US Municipal	95.0%
Mortgage Securities	0.6%
Consumer Discretionary*	0.1%
Cash & Other	4.3%

Credit Breakdown**	(%)
AAA	11.9%
AA	70.5%
A	10.1%
BBB	2.7%
BB	0.7%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	4.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Municipal Bond Fund	PAGE 2	TSR-SAR-89833W170

Performance Trust Multisector Bond Fund
Institutional Class | PTCRX
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of  September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$423,610,046
Number of Holdings	346
Net Advisory Fee	$1,636,958
Portfolio Turnover	17%
Average Credit Quality	BBB+
Effective Duration	4.75 years
30-Day SEC Yield	4.53%
30-Day SEC Yield Unsubsidized	4.55%
Weighted Average Life	10.04 years
Distribution Yield	5.15%
Performance Trust Multisector Bond Fund	PAGE 1	TSR-SAR-89834E195

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	4.8%
First American Government Obligations Fund	3.2%
Magnetite CLO Ltd.	2.9%
Wells Fargo Commercial Mortgage Trust	2.5%
Exeter Automobile Receivables Trust	2.3%
BBCMS Trust	2.3%
BANK	2.3%
Benchmark Mortgage Trust	2.2%
Freddie Mac Multifamily Structured Pass Through Certificates	1.9%
Neuberger Berman CLO Ltd.	1.9%

Top Sectors*	(%)
Mortgage Securities	21.9%
Asset Backed Securities	20.6%
Financials*	15.0%
Consumer Discretionary*	10.6%
US Municipal	10.6%
Government	6.6%
Industrials*	3.8%
Health Care*	1.8%
Technology*	1.5%
Cash & Other	7.6%

Credit Breakdown**	(%)
AAA	11.2%
AA	18.0%
A	10.1%
BBB	32.4%
BB	21.1%
B	4.3%
CCC	0.6%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-738-9095, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Multisector Bond Fund	PAGE 2	TSR-SAR-89834E195

Performance Trust Short Term Bond ETF
STBF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Performance Trust Short Term Bond ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$39,796,586
Number of Holdings	147
Net Advisory Fee	$100,404
Portfolio Turnover	21%
Average Credit Quality	A+
Effective Duration	2.26 years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Weighted Average Life	4.31 years
Distribution Yield	4.94%
Performance Trust Short Term Bond ETF	PAGE 1	TSR-SAR-89834G570

WHAT DID THE FUND INVEST IN?  (% of net assets as of  February 28, 2026)

Top 10 Issuers	(%)
United States Treasury Bill	11.2%
Freddie Mac Multifamily Structured Pass Through Certificates	5.3%
American Credit Acceptance Receivables Trust	4.8%
First American Government Obligations Fund	4.2%
Benchmark Mortgage Trust	3.9%
United States Treasury Notes/Bonds	3.5%
BANK5	3.1%
Federal Home Loan Mortgage Corp.	2.2%
Carlyle Group, Inc.	2.1%
Madison Park Funding Ltd.	2.1%

Top Sectors*	(%)
Asset Backed Securities	33.5%
Mortgage Securities	27.0%
Financials*	9.5%
Government	4.7%
US Municipal	3.3%
Consumer Discretionary*	1.3%
Industrials*	1.2%
Consumer Staples*	1.2%
Communications*	1.1%
Cash & Other	17.2%

Credit Breakdown**	(%)
AAA	28.7%
AA	32.7%
A	10.0%
BBB	18.3%
BB	8.2%
B	1.4%
CCC	0.2%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	0.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://ptam.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Performance Trust Short Term Bond ETF	PAGE 2	TSR-SAR-89834G570

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PERFORMANCE TRUST FUNDS
Performance Trust Total Return Bond Fund
Performance Trust Municipal Bond Fund
Performance Trust Multisector Bond Fund
Performance Trust Short Term Bond ETF
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 25.8%
Alabama - 0.4%
Baldwin County Public Building Authority, 2.00%, 03/01/2046	$1,260,000	$803,736
City of Birmingham Regional Water Works, 2.86%, 01/01/2043	13,000,000	10,250,681
University of Alabama, 3.00%, 07/01/2044	32,195,000	27,562,935
		38,617,352
Alaska - 0.0%(a)
Alaska Municipal Bond Bank Authority, 3.03%, 12/01/2041	4,100,000	3,327,998
Arizona - 0.2%
County of Pinal, AZ, 3.00%, 08/01/2044	14,025,000	11,890,848
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	9,665,000	9,699,695
		21,590,543
California - 5.3%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2038(b)	2,860,000	1,563,117
Alameda County Joint Powers Authority, 7.05%, 12/01/2044	31,305,000	36,214,604
Alvord Unified School District, 0.00%, 08/01/2046	2,105,000	2,647,898
Bakersfield City School District, 0.00%, 05/01/2047	9,975,000	7,991,688
Bay Area Toll Authority
6.92%, 04/01/2040	7,180,000	8,249,587
6.26%, 04/01/2049	12,010,000	13,053,261
7.04%, 04/01/2050	3,695,000	4,322,583
6.91%, 10/01/2050	7,130,000	8,352,006
California Health Facilities Financing Authority, 5.00%, 11/01/2047	12,000,000	13,529,228
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065(c)(e)	7,505,000	4,052,700
Campbell Union School District, 0.00%, 08/01/2040(b)	4,600,000	2,791,843
Central Unified School District, 2.89%, 08/01/2042	2,000,000	1,559,552
City of Fresno, CA Water System Revenue
6.75%, 06/01/2040	2,865,000	3,247,590
6.75%, 06/01/2040	1,955,000	2,224,374
City of Los Angeles, CA Department of Airports
1.88%, 05/15/2030	230,000	210,783
7.05%, 05/15/2040	15,980,000	18,846,361
City of Los Angeles, CA Wastewater System Revenue, 5.81%, 06/01/2040	15,110,000	16,456,955

	Par	Value
City of Ontario, CA, 3.78%, 06/01/2038	$3,000,000	$2,777,318
City of San Francisco, CA Public Utilities Commission Water Revenue, 6.95%, 11/01/2050	5,000,000	5,706,504
Contra Costa Community College District, 6.50%, 08/01/2034	2,470,000	2,679,651
Cucamonga Valley Water District Financing Authority, 3.01%, 09/01/2042	5,000,000	4,067,467
East Bay Municipal Utility District Water System Revenue, 5.87%, 06/01/2040	23,755,000	25,755,957
East Side Union High School District, 5.32%, 04/01/2036	5,920,000	6,128,681
Fresno Unified School District, 2.76%, 08/01/2040	3,625,000	2,969,659
Fullerton Public Financing Authority, 7.75%, 05/01/2031	895,000	975,612
Golden State Tobacco Securitization Corp., 3.00%, 06/01/2046	8,750,000	8,057,495
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	15,240,000	14,882,771
Lakeside Union School District, 0.00%, 08/01/2040(b)	4,000,000	2,448,416
Los Angeles Community College District, CA
6.60%, 08/01/2042	13,635,000	15,216,315
6.75%, 08/01/2049	16,755,000	19,262,966
Los Angeles Department of Water & Power
6.57%, 07/01/2045	18,900,000	20,818,685
6.60%, 07/01/2050	23,010,000	25,784,067
Northern California Sanitation Agencies Financing Authority, 6.33%, 08/01/2040	13,320,000	14,850,926
Orange County Sanitation District, 5.58%, 02/01/2040	1,000,000	1,056,868
Palomar Community College District, 2.99%, 08/01/2044	7,000,000	5,384,016
Paramount Unified School District, 3.27%, 08/01/2051	13,425,000	9,780,330
Perris Union High School District, 2.70%, 09/01/2042	3,000,000	2,301,554
Pomona Unified School District, 3.01%, 08/01/2040	2,250,000	1,892,668
Poway Unified School District, 0.00%, 08/01/2040(b)	12,000,000	7,351,482
Riverside County Infrastructure Financing Authority, 3.19%, 11/01/2041	4,755,000	3,889,251
Riverside County Transportation Commission Sales Tax Revenue, 6.81%, 06/01/2039	15,555,000	17,720,066
San Bernardino Community College District, 7.43%, 08/01/2039	1,980,000	2,461,761

The accompanying notes are an integral part of these financial statements.

1

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
San Bernardino, CA Community College District, 0.00%, 08/01/2044(b)	$10,000,000	$4,650,549
San Diego County Regional Transportation Commission, 5.91%, 04/01/2048	16,900,000	17,676,455
San Diego County Water Authority, 6.14%, 05/01/2049	5,915,000	6,204,789
San Diego Unified School District
0.00%, 07/01/2041(b)	8,500,000	4,953,309
0.00%, 07/01/2044(b)	3,000,000	1,472,715
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.82%, 10/01/2040	16,035,000	17,027,220
San Francisco City & County Redevelopment Financing Authority, 0.00%, 08/01/2036(b)	5,240,000	3,294,329
San Joaquin Hills Transportation Corridor Agency, 3.49%, 01/15/2050	20,305,000	16,244,167
San Luis Unit/Westlands Water District Financing Authority, 3.49%, 09/01/2040	4,300,000	3,708,153
Solano County Community College District, 3.14%, 08/01/2044	1,680,000	1,344,559
State of California
7.55%, 04/01/2039	20,000,000	24,731,520
7.60%, 11/01/2040	28,000,000	35,020,177
University of California
4.86%, 05/15/2112	22,360,000	19,471,736
4.77%, 05/15/2115	23,732,000	20,278,652
Ventura County Public Financing Authority, 3.24%, 11/01/2043	10,000,000	8,179,713
		553,792,659
Colorado - 0.9%
Board of Governors of Colorado State University System, 6.06%, 03/01/2040	3,730,000	4,051,080
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2043	2,800,000	2,468,868
3.00%, 09/15/2044	1,740,000	1,493,429
City & County of Denver, CO Airport System Revenue, 6.41%, 11/15/2039	10,470,000	11,915,824
City of Aurora, CO Water Revenue, 2.72%, 08/01/2046	2,285,000	1,655,409
City of Colorado Springs, CO Utilities System Revenue
5.55%, 11/15/2039	5,875,000	6,178,534
6.01%, 11/15/2039	1,000,000	1,087,090
6.62%, 11/15/2040	15,050,000	17,320,968

	Par	Value
City of Fountain, CO Electric Water & Wastewater Utility Enterprise Revenue, 3.20%, 12/01/2043	$2,655,000	$2,145,220
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	960,000	954,992
Colorado Health Facilities Authority, 3.85%, 11/01/2049	2,080,000	1,674,277
Denver City & County School District No. 1, 3.00%, 12/01/2043	2,500,000	2,175,474
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	32,520,000	33,872,705
State of Colorado, 6.65%, 09/15/2045	3,500,000	3,926,079
		90,919,949
District of Columbia - 0.7%
District of Columbia Income Tax Revenue, 3.00%, 03/01/2044	5,000,000	4,298,944
District of Columbia Water & Sewer Authority, 4.81%, 10/01/2114	23,106,000	20,492,774
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
7.46%, 10/01/2046	7,400,000	9,048,671
8.00%, 10/01/2047	27,825,000	35,746,805
		69,587,194
Florida - 1.2%
City of Gainesville, FL
0.00%, 10/01/2028(b)	1,400,000	1,276,141
3.05%, 10/01/2040	10,840,000	9,075,121
City of Gainesville, FL Utilities System Revenue
5.66%, 10/01/2039	8,025,000	8,486,933
6.02%, 10/01/2040	32,020,000	35,215,606
County of Miami-Dade, FL
0.00%, 10/01/2042(b)	12,705,000	6,663,729
0.00%, 10/01/2042(b)	6,755,000	3,485,842
0.00%, 10/01/2044(b)	38,000,000	16,723,888
0.00%, 10/01/2044(b)	13,500,000	6,169,223
0.00%, 10/01/2045(b)	10,000,000	4,092,639
0.00%, 10/01/2045(b)	6,605,000	2,840,138
County of Miami-Dade, FL Transit System, 5.62%, 07/01/2040	20,285,000	21,572,235
County of Miami-Dade, FL Water & Sewer System Revenue, 3.38%, 10/01/2047	1,500,000	1,256,256
JEA Water & Sewer System Revenue
5.89%, 10/01/2040	1,000,000	1,059,166
3.00%, 10/01/2041	5,045,000	4,622,301
		122,539,218
Georgia - 0.0%(a)
Tift County Hospital Authority, 2.98%, 12/01/2042	2,950,000	2,356,921

The accompanying notes are an integral part of these financial statements.

2

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Hawaii - 0.2%
City & County Honolulu, HI Wastewater System Revenue
2.57%, 07/01/2041	$5,000,000	$3,894,719
3.00%, 07/01/2046	16,280,000	13,547,353
State of Hawaii, 2.83%, 10/01/2039	3,950,000	3,254,358
		20,696,430
Illinois - 0.5%
Chicago O’Hare International Airport, 6.40%, 01/01/2040	25,935,000	29,298,295
City of Peoria, IL, 3.10%, 01/01/2045	2,710,000	2,045,338
Illinois Finance Authority, 3.51%, 05/15/2041	7,000,000	5,851,803
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2043(b)	9,975,000	4,945,937
0.00%, 06/15/2045(b)	29,555,000	12,895,231
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	2,065,000	2,189,430
		57,226,034
Indiana - 0.5%
Indiana Finance Authority, 6.60%, 02/01/2039	34,775,000	39,412,020
Indianapolis Local Public Improvement Bond Bank, 2.47%, 01/01/2040	9,500,000	7,711,055
		47,123,075
Kansas - 0.0%(a)
Kansas Development Finance Authority, 4.93%, 04/15/2045	2,040,000	2,054,247
Wyandotte County Unified School District No 500 Kansas City, 3.00%, 09/01/2040	2,000,000	1,666,088
		3,720,335
Kentucky - 0.2%
County of Warren, KY, 4.40%, 12/01/2038	3,100,000	3,085,303
Louisville and Jefferson County Metropolitan Sewer District
5.98%, 05/15/2040	8,025,000	8,846,380
2.25%, 05/15/2044	5,325,000	3,925,206
University of Kentucky, 5.70%, 11/01/2039	6,250,000	6,588,197
		22,445,086
Louisiana - 0.1%
City of New Orleans, LA Sewerage Service Revenue, 2.84%, 06/01/2041	2,500,000	1,993,440

	Par	Value
City of New Orleans, LA Water System Revenue
2.89%, 12/01/2041	$7,140,000	$5,604,279
2.99%, 12/01/2045	5,060,000	3,677,428
		11,275,147
Maine - 0.2%
City of Portland, ME
2.50%, 04/01/2039	1,760,000	1,526,622
2.50%, 04/01/2040	1,760,000	1,494,751
2.50%, 04/01/2041	1,760,000	1,460,043
Maine Health & Higher Educational Facilities Authority, 3.12%, 07/01/2043	18,415,000	14,808,485
		19,289,901
Maryland - 0.2%
Maryland Economic Development Corp., 5.43%, 05/31/2056	3,800,000	3,838,961
Maryland Health & Higher Educational Facilities Authority, 3.05%, 07/01/2040	10,000,000	8,143,420
Maryland Stadium Authority, 2.81%, 05/01/2040	8,740,000	7,175,545
		19,157,926
Massachusetts - 1.3%
Commonwealth of Massachusetts
5.46%, 12/01/2039	14,150,000	14,846,463
2.51%, 07/01/2041	10,000,000	8,037,671
2.38%, 09/01/2043	3,250,000	2,553,164
2.81%, 09/01/2043	2,150,000	1,659,454
3.00%, 09/01/2046	3,480,000	2,799,197
Commonwealth of Massachusetts Transportation Fund Revenue, 5.73%, 06/01/2040	15,765,000	16,759,111
Massachusetts Port Authority, 2.72%, 07/01/2042	3,000,000	2,400,666
Massachusetts School Building Authority
5.72%, 08/15/2039	37,465,000	39,821,946
2.95%, 05/15/2043	16,580,000	13,081,720
Massachusetts State College Building Authority, 5.93%, 05/01/2040	5,300,000	5,695,848
University of Massachusetts Building Authority
5.45%, 11/01/2040	20,500,000	21,474,875
3.01%, 11/01/2043	1,000,000	797,082
3.50%, 11/01/2044	4,200,000	3,485,840
		133,413,037
Michigan - 1.0%
City of Detroit, MI, 4.00%, 04/01/2044(d)	8,650,568	7,069,602
Detroit City School District, 7.75%, 05/01/2039	26,140,000	30,680,808

The accompanying notes are an integral part of these financial statements.

3

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Michigan Finance Authority
3.27%, 06/01/2039	$17,425,000	$16,850,756
3.56%, 06/15/2045	6,215,000	5,098,750
Michigan State University, 4.17%, 08/15/2122	24,213,000	18,282,331
Plymouth-Canton Community School District, 3.00%, 05/01/2040	1,675,000	1,577,860
University of Michigan, 4.45%, 04/01/2122	24,976,000	20,529,570
Western School District, 2.90%, 05/01/2040	1,500,000	1,224,467
		101,314,144
Minnesota - 0.3%
Southern Minnesota Municipal Power Agency, 5.93%, 01/01/2043	1,450,000	1,524,584
Western Minnesota Municipal Power Agency
3.23%, 01/01/2046	4,000,000	3,201,596
6.77%, 01/01/2046	17,040,000	19,123,564
White Bear Lake Independent School District No. 624, 3.00%, 02/01/2044	8,330,000	7,075,832
		30,925,576
Mississippi - 0.0%(a)
Mississippi Development Bank, 5.46%, 10/01/2036	4,445,000	4,612,460
Missouri - 0.2%
Kansas City Land Clearance Redevelopment Authority, 6.40%, 10/15/2040(c)	7,825,000	7,824,654
Missouri Joint Municipal Electric Utility Commission, 6.89%, 01/01/2042	12,345,000	13,656,289
		21,480,943
Nebraska - 0.2%
Lancaster County School District 001, 3.00%, 01/15/2043	6,075,000	5,351,442
Omaha Public Power District, 3.00%, 02/01/2046	10,000,000	8,152,372
West Haymarket Joint Public Agency, 6.75%, 12/15/2045	5,000,000	5,823,579
		19,327,393
Nevada - 0.4%
County of Clark Department of Aviation, 6.82%, 07/01/2045	34,215,000	39,194,617
Las Vegas Valley Water District, 5.70%, 03/01/2040	4,055,000	4,356,542
		43,551,159

	Par	Value
New Hampshire - 0.2%
New Hampshire Business Finance Authority, 3.28%, 10/01/2037	$4,755,000	$3,319,686
New Hampshire State Turnpike System, 6.01%, 11/01/2039	16,855,000	18,172,166
		21,491,852
New Jersey - 1.0%
Bergen County Improvement Authority, 5.76%, 06/01/2040	6,605,000	7,035,523
City of Bayonne, NJ, 2.81%, 07/01/2039	5,795,000	4,787,988
Clifton Board of Education, 2.13%, 08/15/2044	4,560,000	3,221,341
County of Essex, NJ, 2.00%, 09/01/2044	3,560,000	2,456,976
New Jersey Institute of Technology, 3.42%, 07/01/2042	6,455,000	5,494,330
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2040(b)	20,145,000	11,645,351
6.56%, 12/15/2040	27,965,000	32,133,443
New Jersey Turnpike Authority
7.41%, 01/01/2040	20,442,000	25,056,036
7.10%, 01/01/2041	11,904,000	14,208,082
		106,039,070
New York - 1.0%
Long Island Power Authority, 5.85%, 05/01/2041	9,250,000	9,613,233
Metropolitan Transportation Authority, 7.34%, 11/15/2039	6,965,000	8,386,164
New York City Industrial Development Agency, 2.44%, 01/01/2036	5,895,000	4,821,141
New York City Municipal Water Finance Authority
5.75%, 06/15/2041	12,480,000	12,886,387
5.72%, 06/15/2042	5,650,000	5,819,781
6.01%, 06/15/2042	13,955,000	14,786,715
5.88%, 06/15/2044	3,740,000	3,898,878
New York Liberty Development Corp.
3.00%, 02/15/2042	5,500,000	4,899,778
2.75%, 02/15/2044	12,500,000	9,779,978
New York State Dormitory Authority, 5.10%, 08/01/2034	1,875,000	1,793,028
Triborough Bridge & Tunnel Authority, 5.50%, 11/15/2039	30,395,000	31,961,121
Western Nassau County Water Authority, 2.96%, 04/01/2041	1,500,000	1,233,959
		109,880,163
North Carolina - 0.1%
City of Charlotte, NC Airport Revenue, 3.00%, 07/01/2046	15,555,000	12,566,735

The accompanying notes are an integral part of these financial statements.

4

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - 0.9%
American Municipal Power, Inc.
6.05%, 02/15/2043	$13,770,000	$14,484,198
6.45%, 02/15/2044	18,575,000	20,048,267
8.08%, 02/15/2050	9,575,000	12,358,710
County of Hamilton, OH, 3.76%, 06/01/2042	11,975,000	10,325,875
Ohio Higher Educational Facility Commission, 4.50%, 12/01/2026	1,400,000	1,390,322
Ohio State University, 4.80%, 06/01/2111	23,075,000	20,073,118
Ohio Turnpike & Infrastructure Commission, 3.22%, 02/15/2048	10,545,000	8,216,844
State of Ohio, 3.70%, 01/01/2043	1,005,000	905,024
Warrensville Heights City School District, 3.56%, 12/01/2045	2,900,000	2,373,095
		90,175,453
Oklahoma - 0.3%
Oklahoma Development Finance Authority
5.45%, 08/15/2028	10,620,000	10,605,397
5.27%, 10/01/2042	8,830,585	9,220,909
4.62%, 06/01/2044	5,000,000	4,993,095
Oklahoma Municipal Power Authority, 6.44%, 01/01/2045	800,000	871,962
University of Oklahoma, 3.26%, 07/01/2041	1,500,000	1,264,552
		26,955,915
Oregon - 0.1%
Salem-Keizer School District No. 24J, 0.00%, 06/15/2040(b)	12,395,000	7,124,097
State of Oregon, 5.38%, 08/01/2039	3,870,000	4,021,207
Tri-County Metropolitan Transportation District of Oregon
2.86%, 09/01/2041	750,000	611,853
3.00%, 09/01/2044	3,750,000	3,227,576
		14,984,733
Pennsylvania - 1.1%
Berks County Industrial Development Authority, 4.45%, 05/15/2027	545,000	544,976
Commonwealth Financing Authority, 3.53%, 06/01/2042	4,920,000	4,271,858
Montgomery County Industrial Development Authority, 3.15%, 11/15/2028	10,000,000	9,445,561
Pennsylvania Economic Development Financing Authority
6.53%, 06/15/2039	6,525,000	7,258,856
3.14%, 06/15/2042	7,645,000	6,408,750

	Par	Value
Pennsylvania State University, 2.79%, 09/01/2043	$5,175,000	$4,163,594
Pennsylvania Turnpike Commission
6.11%, 12/01/2039	38,015,000	41,859,518
3.00%, 12/01/2042	9,830,000	8,641,329
5.56%, 12/01/2049	13,490,000	13,603,054
Union County Hospital Authority, 4.40%, 08/01/2028	665,000	669,438
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.56%, 09/15/2119	31,069,000	20,391,647
		117,258,581
Puerto Rico - 0.1%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	6,435,472	6,329,559
Puerto Rico Highway & Transportation Authority, 0.00%, 07/01/2026(b)	7,000,000	6,702,500
		13,032,059
Rhode Island - 0.0%(a)
State of Rhode Island, 2.25%, 08/01/2041	1,550,000	1,228,262
South Carolina - 0.1%
South Carolina Public Service Authority
6.45%, 01/01/2050	7,425,000	8,212,600
6.45%, 01/01/2050	4,750,000	5,253,852
		13,466,452
Tennessee - 0.4%
County of Putnam, TN
2.00%, 04/01/2039	4,195,000	3,380,052
2.13%, 04/01/2041	4,360,000	3,423,720
Metropolitan Government Nashville & Davidson County Sports Authority, 5.60%, 07/01/2056	13,200,000	13,884,432
Metropolitan Government of Nashville & Davidson County, TN Water & Sewer Revenue, 6.69%, 07/01/2041	1,545,000	1,772,862
New Memphis Arena Public Building Authority
0.00%, 04/01/2044(b)	6,020,000	2,443,560
0.00%, 04/01/2045(b)	6,000,000	2,271,041
0.00%, 04/01/2046(b)	4,900,000	1,733,646
Tennessee State School Bond Authority, 2.66%, 11/01/2045	11,725,000	8,554,145
		37,463,458
Texas - 4.1%
Austin Independent School District
1.88%, 08/01/2038	12,265,000	9,902,305
5.25%, 08/01/2043	5,000,000	5,666,569
5.25%, 08/01/2045	3,000,000	3,322,174

The accompanying notes are an integral part of these financial statements.

5

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Board of Regents of the University of Texas System, 3.35%, 08/15/2047	$5,255,000	$4,112,791
City of Dallas, TX
0.00%, 02/15/2034(b)	14,315,000	10,384,070
0.00%, 02/15/2035(b)	7,300,000	5,024,295
City of Fort Worth, TX Drainage Utility System Revenue, 2.25%, 02/15/2044	4,590,000	3,312,222
City of Fort Worth, TX Water & Sewer System Revenue
2.50%, 02/15/2042	3,690,000	2,968,431
2.25%, 02/15/2044	2,865,000	2,068,363
2.50%, 02/15/2045	3,960,000	2,880,009
2.50%, 02/15/2046	4,060,000	2,868,539
City of Frisco, TX
2.00%, 02/15/2039	4,835,000	3,893,454
2.00%, 02/15/2040	4,925,000	3,862,182
City of Houston, TX
6.29%, 03/01/2032	655,000	701,416
5.54%, 03/01/2037	7,100,000	7,736,164
City of Irving, TX, 7.38%, 08/15/2044	3,500,000	3,506,911
Colony Economic Development Corp., 7.25%, 10/01/2042	5,000,000	5,000,073
County of Bexar, TX, 3.03%, 08/15/2041	6,030,000	4,999,285
Dallas Area Rapid Transit
2.82%, 12/01/2042	5,000,000	3,972,529
6.00%, 12/01/2044	15,110,000	15,880,651
2.61%, 12/01/2048	4,670,000	3,337,137
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	27,715,000	31,496,160
Dallas County Hospital District, 5.62%, 08/15/2044	2,965,000	2,998,389
Dallas Fort Worth International Airport
3.09%, 11/01/2040	29,090,000	24,720,097
5.00%, 11/01/2042	1,225,000	1,241,332
2.92%, 11/01/2050	2,060,000	1,507,475
4.09%, 11/01/2051	1,145,000	981,407
Downtown Dallas Development Authority, 0.00%, 08/15/2036(b)	6,730,000	4,170,629
Elgin Independent School District, 3.00%, 08/01/2046	4,000,000	3,243,234
Forney Independent School District
2.50%, 08/15/2039	7,330,000	6,359,352
2.50%, 08/15/2040	7,300,000	6,197,796
2.50%, 08/15/2041	4,385,000	3,641,855
Fort Bend Grand Parkway Toll Road Authority, 3.00%, 03/01/2039	2,150,000	2,009,230
Frenship Independent School District, 3.00%, 02/15/2046	7,000,000	5,662,362

	Par	Value
Godley Independent School District, 3.00%, 02/15/2046	$15,470,000	$12,576,705
Grand Parkway Transportation Corp., 5.18%, 10/01/2042	9,705,000	10,191,567
Humble Independent School District, 3.00%, 02/15/2041	4,500,000	4,139,749
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	36,610,000	29,992,395
New Hope Cultural Education Facilities Corp., 4.00%, 08/01/2026(f)	169,148	0
North Texas Municipal Water District Water System Revenue, 3.00%, 09/01/2043	5,705,000	4,914,357
North Texas Tollway Authority
8.41%, 02/01/2030	3,078,000	3,359,610
2.86%, 01/01/2039	1,500,000	1,247,710
3.01%, 01/01/2043	1,000,000	796,805
6.72%, 01/01/2049	34,090,000	38,318,357
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(c)	10,500,000	9,585,541
Port of Beaumont Navigation District, 10.00%, 07/01/2026(c)	6,500,000	6,514,575
Spring Branch Independent School District, 3.00%, 02/01/2043	19,030,000	16,612,160
Stafford Municipal School District, 3.08%, 08/15/2041	3,525,000	2,979,528
State of Texas, 5.52%, 04/01/2039	39,247,333	41,379,445
Temple College, 3.00%, 07/01/2046	6,035,000	4,827,911
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	24,760,000	20,669,135
Texas Public Finance Authority
2.47%, 02/01/2040	1,100,000	854,123
2.96%, 02/01/2041	1,455,000	1,197,895
Texas Transportation Commission, 2.47%, 10/01/2044	5,000,000	3,645,886
Texas Water Development Board, 3.00%, 10/15/2045	11,435,000	9,202,781
University of Houston, 3.00%, 02/15/2044	5,530,000	4,729,551
Westwood Independent School District, 3.00%, 02/15/2047	3,565,000	2,854,709
		430,219,383
Utah - 0.2%
City of Ogden City, UT Sewer & Water Revenue, 3.00%, 06/15/2045	3,100,000	2,554,831
County of Salt Lake, UT Convention Hotel Revenue, 5.75%, 10/01/2047(c)	5,000,000	4,534,656
Utah Transit Authority, 3.00%, 12/15/2044	18,350,000	15,641,538
		22,731,025

The accompanying notes are an integral part of these financial statements.

6

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - 0.5%
Hampton Roads Sanitation District, 2.78%, 02/01/2039	$1,300,000	$1,081,099
University of Virginia
6.20%, 09/01/2039	10,558,000	11,840,944
4.18%, 09/01/2117	26,130,000	20,134,978
3.23%, 09/01/2119	32,930,000	19,566,924
Virginia Housing Development Authority
3.90%, 04/01/2042	3,155,000	2,777,671
2.96%, 09/01/2045	1,205,000	906,475
		56,308,091
Washington - 1.5%
Central Puget Sound Regional Transit Authority, 5.49%, 11/01/2039	44,225,000	46,209,942
City of Tacoma, WA Water Revenue
5.75%, 12/01/2039	30,000,000	32,076,654
5.62%, 12/01/2040	6,865,000	7,216,970
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, 5.50%, 09/01/2040	8,850,000	8,990,102
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, 2.92%, 01/01/2040	2,500,000	2,113,309
King County Housing Authority
3.00%, 11/01/2039	3,600,000	3,305,500
3.00%, 06/01/2040	19,040,000	16,988,705
3.00%, 08/01/2040	5,900,000	5,276,975
King County Public Hospital District No. 4, 5.50%, 12/01/2035	1,000,000	1,020,140
NJB Properties, 5.51%, 12/01/2036	6,180,000	6,604,033
University of Washington
6.06%, 07/01/2039	10,675,000	11,806,377
5.00%, 10/01/2040	6,340,000	6,356,537
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	5,220,000	5,790,146
Washington State University, 7.40%, 04/01/2041	4,000,000	4,718,615
		158,474,005
Wisconsin - 0.2%
County of Marathon, WI
2.00%, 02/01/2037	885,000	738,218
2.00%, 02/01/2037	1,495,000	1,247,046
2.00%, 02/01/2038	1,110,000	903,111
2.00%, 02/01/2038	1,525,000	1,240,761
2.00%, 02/01/2039	1,105,000	870,737
2.00%, 02/01/2039	1,460,000	1,151,414
Milwaukee Redevelopment Authority, 0.00%, 04/01/2039(b)	1,000,000	521,664
Public Finance Authority
7.50%, 06/01/2029(c)	5,750,000	5,619,472

	Par	Value
5.29%, 07/01/2029	$5,000,000	$5,097,901
4.15%, 05/15/2031	3,635,000	3,670,080
		21,060,404
TOTAL MUNICIPAL BONDS (Cost $2,682,754,622)		2,711,626,121
CORPORATE BONDS - 19.3%
Aerospace & Defense - 0.2%
Moog, Inc., 4.25%, 12/15/2027(c)	10,393,000	10,369,278
TransDigm, Inc.
6.38%, 03/01/2029(c)	500,000	514,193
6.63%, 03/01/2032(c)	5,000,000	5,186,360
6.38%, 05/31/2033(c)	2,500,000	2,553,488
6.25%, 01/31/2034(c)	500,000	517,563
6.75%, 01/31/2034(c)	750,000	779,306
		19,920,188
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	7,970,000	8,186,600
Dana, Inc., 4.50%, 02/15/2032	2,266,000	2,159,551
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(c)	5,150,000	5,446,429
Phinia, Inc., 6.63%, 10/15/2032(c)	5,399,000	5,609,739
		21,402,319
Automobiles - 0.1%
Thor Industries, Inc., 4.00%, 10/15/2029(c)	8,850,000	8,501,313
Banks - 3.7%
Atlantic Union Bankshares Corp., 2.88% to 12/15/2026 then 3 mo. Term SOFR + 1.86%, 12/15/2031	5,000,000	4,651,973
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032(c)	7,000,000	7,836,401
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035(c)	5,000,000	5,096,325
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	4,500,000	4,706,144
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	15,000,000	13,697,772
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	14,675,000	14,140,287
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	5,750,000	6,026,608
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(c)	10,471,000	11,167,222

The accompanying notes are an integral part of these financial statements.

7

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	$6,500,000	$6,570,301
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(c)	3,000,000	2,926,238
Commonwealth Bank of Australia
5.84%, 03/13/2034(c)	5,000,000	5,325,443
5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(c)	5,000,000	5,229,355
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	3,000,000	3,306,563
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	4,000,000	4,083,280
Fifth Third Bancorp, 8.25%, 03/01/2038	10,000,000	12,404,750
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	5,000,000	4,865,350
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	14,766,000	15,050,024
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	13,120,000	13,218,400
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	5,000,000	5,087,500
First Mid Bancshares, Inc., 7.50% (3 mo. Term SOFR + 3.83%), 10/15/2030	3,905,000	3,870,635
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(c)	15,550,000	16,188,745
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	7,850,000	8,076,036
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	11,750,000	11,691,250
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	18,436,000	17,614,738
Huntington Bancshares, Inc.
6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	1,000,000	1,051,131
5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	1,750,000	1,758,974
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	12,200,000	12,742,045

	Par	Value
JPMorgan Chase & Co.
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	$10,000,000	$11,010,868
5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	3,000,000	3,127,443
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	7,000,000	6,687,631
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(c)	9,500,000	8,821,729
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	8,200,000	8,271,320
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	4,000,000	3,826,853
Old National Bank/Evansville IN, 5.88%, 09/29/2026	7,515,000	7,563,831
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000,000	5,308,508
Regions Bank, 6.45%, 06/26/2037	15,677,000	17,201,635
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	8,030,000	7,447,825
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	9,900,000	9,308,175
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	10,000,000	10,169,367
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	7,900,000	8,065,222
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	10,500,000	11,133,403
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	8,750,000	8,898,761
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	4,000,000	4,211,828
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	10,942,000	10,883,835
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	5,400,000	4,974,870
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	15,750,000	15,964,042

The accompanying notes are an integral part of these financial statements.

8

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Wells Fargo & Co., 4.89% to 09/15/2035 then SOFR + 1.34%, 09/15/2036	$2,000,000	$2,006,392
Wintrust Financial Corp., 4.85%, 06/06/2029	7,200,000	7,180,677
		390,447,705
Beverages - 0.1%
Coca-Cola Co., 5.40%, 05/13/2064	15,000,000	14,858,933
Biotechnology - 0.2%
AbbVie, Inc.
4.40%, 11/06/2042	11,398,000	10,352,005
5.50%, 03/15/2064	8,000,000	7,878,313
5.65%, 03/15/2066	1,000,000	1,008,582
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	2,809,730
		22,048,630
Broadline Retail - 0.3%
Amazon.com, Inc.
3.25%, 05/12/2061	11,310,000	7,274,400
5.55%, 11/20/2065	25,000,000	24,495,579
		31,769,979
Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030(c)	11,250,000	11,176,146
4.25%, 02/01/2032(c)	7,800,000	7,444,513
6.75%, 05/15/2035(c)	1,850,000	1,935,083
Masterbrand, Inc., 7.00%, 07/15/2032(c)	1,500,000	1,513,588
Standard Building Solutions, Inc.
6.25%, 08/01/2033(c)	3,750,000	3,822,518
5.88%, 03/15/2034(c)	1,000,000	999,189
		26,891,037
Capital Markets - 0.3%
Ares Capital Corp.
3.20%, 11/15/2031	14,773,000	13,002,974
5.80%, 03/08/2032	7,250,000	7,230,567
Brookfield Corp., 7.38%, 03/01/2033	3,000,000	3,418,987
MSCI, Inc., 3.63%, 11/01/2031(c)	8,567,000	8,063,302
		31,715,830
Chemicals - 0.1%
Avient Corp., 6.25%, 11/01/2031(c)	8,122,000	8,390,067
Commercial Services & Supplies - 0.1%
ADT Security Corp., 5.88%, 10/15/2033(c)	3,900,000	3,964,997
Central Storage Safety Project Trust, 4.82%, 02/01/2038(c)	4,939,200	4,833,855

	Par	Value
Cimpress PLC, 7.38%, 09/15/2032(c)	$750,000	$755,448
		9,554,300
Communications Equipment - 0.0%(a)
Cisco Systems, Inc., 5.35%, 02/26/2064	3,000,000	2,876,906
Construction Materials - 0.0%(a)
Quikrete Holdings, Inc.
6.38%, 03/01/2032(c)	2,000,000	2,079,444
6.75%, 03/01/2033(c)	1,500,000	1,560,044
		3,639,488
Consumer Finance - 0.8%
Ally Financial, Inc.
6.70%, 02/14/2033	16,294,000	17,001,542
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,000,000	1,996,327
Credit Acceptance Corp., 6.63%, 03/15/2030(c)	7,821,000	7,794,878
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	7,324,000	7,940,977
7.12%, 11/07/2033	10,250,000	11,204,072
General Motors Financial Co., Inc.
5.95%, 04/04/2034	3,750,000	3,979,694
5.45%, 09/06/2034	7,000,000	7,187,332
OneMain Finance Corp.
3.88%, 09/15/2028	2,645,000	2,560,636
6.63%, 05/15/2029	7,500,000	7,680,922
5.38%, 11/15/2029	8,853,000	8,762,020
6.13%, 05/15/2030	1,500,000	1,506,873
6.50%, 03/15/2033	5,000,000	4,963,281
6.75%, 09/15/2033	4,250,000	4,228,893
		86,807,447
Containers & Packaging - 0.4%
Ball Corp., 5.50%, 09/15/2033	4,100,000	4,221,597
Berry Global, Inc., 5.65%, 01/15/2034	16,102,000	17,017,998
Graphic Packaging International, LLC, 3.75%, 02/01/2030(c)	14,683,000	13,905,866
Sealed Air Corp., 5.00%, 04/15/2029(c)	1,849,000	1,864,631
		37,010,092
Diversified Consumer Services - 2.2%
California Institute of Technology
4.70%, 11/01/2111	16,053,000	13,210,256
4.28%, 09/01/2116	7,725,000	5,867,639
3.65%, 09/01/2119	11,558,000	7,695,544
Case Western Reserve University, 5.41%, 06/01/2122	21,180,000	20,004,325
Claremont Mckenna College, 3.78%, 01/01/2122	16,311,000	10,965,607
Duke University, 3.30%, 10/01/2046	3,980,000	2,992,396

The accompanying notes are an integral part of these financial statements.

9

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Consumer Services - (Continued)
Massachusetts Institute of Technology
7.25%, 11/02/2096	$2,750,000	$3,387,703
5.60%, 07/01/2111	18,680,000	19,412,244
4.68%, 07/01/2114	22,861,000	19,803,408
3.89%, 07/01/2116	22,233,000	16,168,138
Nature Conservancy
1.71%, 07/01/2031	1,250,000	1,081,026
1.81%, 07/01/2032	1,150,000	983,718
1.86%, 07/01/2033	532,000	437,932
Prime Security Services Borrower, LLC
5.75%, 04/15/2026(c)	207,000	207,993
3.38%, 08/31/2027(c)	8,670,000	8,532,071
Service Corp. International, 4.00%, 05/15/2031	9,144,000	8,746,391
Trustees of the University of Pennsylvania
4.67%, 09/01/2112	18,984,000	16,059,128
3.61%, 02/15/2119	27,778,000	18,480,830
United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., 2.15%, 02/01/2031	4,565,000	4,202,337
University of Southern California
5.25%, 10/01/2111	21,972,000	21,321,846
3.23%, 10/01/2120	24,679,000	14,974,089
Washington University, 4.35%, 04/15/2122	25,246,000	19,895,590
YMCA of Greater New York, 2.30%, 08/01/2026	0	0(g)
		234,430,211
Diversified REITs - 0.1%
Global Net Lease, Inc.
3.75%, 12/15/2027(c)	1,650,000	1,616,777
4.50%, 09/30/2028(c)	5,000,000	4,920,411
		6,537,188
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
5.55%, 11/01/2045	5,000,000	4,927,456
5.85%, 04/30/2046	3,750,000	3,787,872
Verizon Communications, Inc., 5.75%, 11/30/2045	10,000,000	10,115,340
		18,830,668
Electric Utilities - 0.5%
Brazos Securitization LLC, 5.41%, 09/01/2050(c)	9,700,000	9,537,786
Denton County Electric Cooperative, Inc., Series 2022, 5.32%, 02/15/2048(c)	17,000,000	17,060,590
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	20,000,000	20,742,780

	Par	Value
SCE Recovery Funding LLC, 5.54%, 09/15/2050	$8,000,000	$8,283,825
		55,624,981
Electrical Equipment - 0.3%
Regal Rexnord Corp.
6.30%, 02/15/2030	1,906,000	2,035,961
6.40%, 04/15/2033	5,850,000	6,361,674
Sensata Technologies BV, 4.00%, 04/15/2029(c)	6,427,000	6,295,723
Sensata Technologies, Inc.
4.38%, 02/15/2030(c)	10,338,000	10,150,135
3.75%, 02/15/2031(c)	2,955,000	2,787,849
6.63%, 07/15/2032(c)	3,500,000	3,667,576
		31,298,918
Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034	8,087,000	8,165,116
Corning, Inc.
5.75%, 08/15/2040	11,803,000	12,542,505
4.75%, 03/15/2042	8,306,000	7,863,467
		28,571,088
Financial Services - 0.4%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual(c)	6,500,000	6,452,323
American AGcredit FLCA, 3.38% to 06/15/2031 then SOFR + 2.12%, 06/15/2036(c)	10,000,000	8,487,134
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual(c)	8,625,000	8,900,871
Compeer Financial FLCA
2.75% to 06/01/2026 then 3 mo. Term SOFR + 2.03%, 06/01/2031(c)	5,000,000	4,858,044
3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(c)	4,750,000	3,862,688
Global Payments, Inc., 5.55%, 11/15/2035	8,500,000	8,458,036
		41,019,096
Food Products - 0.2%
Mars, Inc.
2.38%, 07/16/2040(c)	4,960,000	3,632,861
5.65%, 05/01/2045(c)	4,000,000	4,097,652
5.80%, 05/01/2065(c)	10,830,000	11,105,676
Post Holdings, Inc.
6.25%, 10/15/2034(c)	1,000,000	1,021,693
6.50%, 03/15/2036(c)	4,500,000	4,579,340
		24,437,222
Ground Transportation - 0.2%
ERAC USA Finance LLC, 4.50%, 02/15/2045(c)	9,695,000	8,699,493

The accompanying notes are an integral part of these financial statements.

10

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Ground Transportation - (Continued)
ERAC USA Finance, LLC, 7.00%, 10/15/2037(c)	$11,002,000	$12,960,848
		21,660,341
Healthcare Equipment & Supplies - 0.2%
Abbott Laboratories, 5.60%, 03/15/2066	15,000,000	15,021,028
Teleflex, Inc., 4.25%, 06/01/2028(c)	2,800,000	2,759,680
		17,780,708
Healthcare Providers & Services - 1.9%
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	19,260,000	17,437,278
Centene Corp.
4.63%, 12/15/2029	4,000,000	3,907,161
3.38%, 02/15/2030	6,950,000	6,451,423
3.00%, 10/15/2030	11,090,000	9,994,508
2.50%, 03/01/2031	11,000,000	9,554,598
Cleveland Clinic Foundation, 4.86%, 01/01/2114	21,636,000	19,130,983
CommonSpirit Health, 5.58%, 09/01/2045	7,000,000	7,075,881
Dignity Health, 5.27%, 11/01/2064	10,000,000	9,331,279
Hackensack Meridian Health, Inc., 2.68%, 09/01/2041	21,360,000	15,936,605
HCA, Inc., 5.45%, 09/15/2034	2,000,000	2,077,748
Kaiser Foundation Hospitals, 4.15%, 05/01/2047	10,230,000	8,758,504
Molina Healthcare, Inc.
4.38%, 06/15/2028(c)	3,226,000	3,172,111
6.50%, 02/15/2031(c)	5,000,000	5,018,939
New York and Presbyterian Hospital
4.76%, 08/01/2116	15,050,000	12,794,750
3.95%, 08/01/2119	14,000,000	10,111,147
Orlando Health Obligated Group
2.89%, 10/01/2035	1,000,000	885,186
5.48%, 10/01/2035	5,000,000	5,320,550
Penn State Health, 3.81%, 11/01/2049	5,920,000	4,319,920
Piedmont Healthcare, Inc., 2.72%, 01/01/2042	12,924,000	9,471,593
Summa Health, 3.51%, 11/15/2051	21,393,000	16,413,053
Sutter Health, 3.16%, 08/15/2040	14,677,000	11,868,218
Tenet Healthcare Corp., 6.00%, 11/15/2033(c)	500,000	517,017
Toledo Hospital, 6.02%, 11/15/2048	6,980,000	7,130,102
UnitedHealth Group, Inc., 5.50%, 07/15/2044	5,000,000	4,988,281
		201,666,835
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 06/15/2032	5,000,000	5,270,904

	Par	Value
5.70%, 07/01/2034	$2,000,000	$2,086,165
5.50%, 04/15/2035	8,000,000	8,162,403
		15,519,472
Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(c)	8,150,000	7,215,891
Choice Hotels International, Inc., 5.85%, 08/01/2034	12,250,000	12,728,118
Hilton Grand Vacations Borrower LLC, Inc.
4.88%, 07/01/2031(c)	1,950,000	1,836,667
6.63%, 01/15/2032(c)	4,000,000	4,086,004
Hyatt Hotels Corp., 5.40%, 12/15/2035	3,000,000	3,071,402
Light & Wonder International, Inc., 6.25%, 10/01/2033(c)	1,500,000	1,507,418
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(c)	11,175,000	10,842,087
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	12,289,000	12,083,238
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	4,374,000	4,160,444
Station Casinos, LLC
4.63%, 12/01/2031(c)	400,000	386,265
6.63%, 03/15/2032(c)	4,500,000	4,616,829
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(c)	5,730,000	5,692,578
		68,226,941
Household Durables - 0.5%
Ashton Woods USA, LLC
4.63%, 04/01/2030(c)	8,100,000	7,740,857
6.88%, 08/01/2033(c)	4,500,000	4,545,680
Century Communities, Inc., 3.88%, 08/15/2029(c)	8,646,000	8,247,193
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(c)	3,250,000	3,344,828
KB Home, 4.80%, 11/15/2029	1,882,000	1,881,025
M/I Homes, Inc.
4.95%, 02/01/2028	4,763,000	4,754,514
3.95%, 02/15/2030	9,816,000	9,465,183
Meritage Homes Corp., 5.65%, 03/15/2035	8,450,000	8,722,748
Somnigroup International, Inc., 3.88%, 10/15/2031(c)	5,241,000	4,922,414
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(c)	1,750,000	1,809,610
TopBuild Corp., 5.63%, 01/31/2034(c)	750,000	757,609
		56,191,661
Interactive Media & Services - 0.4%
Alphabet, Inc.
5.30%, 05/15/2065	6,000,000	5,713,706
5.70%, 11/15/2075	12,000,000	12,001,901

The accompanying notes are an integral part of these financial statements.

11

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Interactive Media & Services - (Continued)
Meta Platforms, Inc.
5.50%, 11/15/2045	$9,000,000	$8,902,681
5.75%, 11/15/2065	13,000,000	12,675,401
		39,293,689
IT Services - 0.1%
ASGN, Inc., 4.63%, 05/15/2028(c)	12,740,000	12,365,830
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(c)	21,200,000	20,358,530
4.00%, 03/15/2031(c)	250,000	236,205
Icon Investments Six DAC, 6.00%, 05/08/2034	4,500,000	4,619,584
IQVIA, Inc.
5.00%, 10/15/2026(c)	1,300,000	1,301,147
5.00%, 05/15/2027(c)	3,000,000	2,994,507
6.25%, 06/01/2032(c)	1,500,000	1,544,921
		31,054,894
Machinery - 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027(c)	5,299,000	5,307,131
5.88%, 06/01/2029(c)	1,750,000	1,771,217
3.75%, 01/30/2031(c)	13,782,000	13,097,549
5.88%, 12/01/2033(c)	2,250,000	2,298,278
		22,474,175
Media - 0.3%
CCO Holdings Capital Corp.
4.25%, 01/15/2034(c)	6,750,000	5,884,208
7.38%, 02/01/2036(c)	1,250,000	1,269,507
Charter Communications Operating, LLC, 3.50%, 03/01/2042	11,138,000	7,885,803
Sirius XM Radio LLC
4.00%, 07/15/2028(c)	4,771,000	4,660,641
3.88%, 09/01/2031(c)	10,524,000	9,646,523
		29,346,682
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arbor Realty SR, Inc., 5.00%, 12/30/2028(c)	5,000,000	4,500,491
Arbor Realty Trust, Inc., 4.50%, 03/15/2027(c)	5,000,000	4,799,418
		9,299,909
Office REITs - 0.0%(a)
Vornado Realty LP, 5.75%, 02/01/2033	4,200,000	4,263,887
Personal Care Products - 0.0%(a)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031(c)	2,250,000	2,256,928

	Par	Value
Pharmaceuticals - 0.5%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	$1,200,000	$1,262,889
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	10,500,000	8,623,803
5.65%, 02/22/2064	15,500,000	15,583,349
Eli Lilly & Co., 5.65%, 10/15/2065	10,000,000	10,174,150
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	18,000,000	17,535,394
5.34%, 05/19/2063	3,000,000	2,819,062
		55,998,647
Professional Services - 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/2032(c)	9,043,000	9,481,142
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	27,000,000	27,426,060
CACI International, Inc.
6.38%, 06/15/2033(c)	2,750,000	2,837,450
6.38%, 06/15/2033(c)	750,000	773,850
Science Applications International Corp.
4.88%, 04/01/2028(c)	27,078,000	26,984,976
5.88%, 11/01/2033(c)	1,750,000	1,740,435
		69,243,913
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(c)	2,300,000	2,307,769
MMH Master LLC, 6.75%, 02/01/2044(c)	10,250,000	10,887,986
Wildflower Improvement Association, 6.63%, 03/01/2031(c)	2,047,183	2,038,779
		15,234,534
Retail REITs - 0.2%
Simon Property Group LP
6.75%, 02/01/2040	8,902,000	10,386,439
4.75%, 03/15/2042	5,981,000	5,657,198
		16,043,637
Semiconductors & Semiconductor Equipment - 0.0%(a)
Amkor Technology, Inc., 5.88%, 10/01/2033(c)	750,000	766,221
Software - 0.3%
Microsoft Corp., 3.04%, 03/17/2062	14,510,000	9,130,292
Open Text Corp., 3.88%, 12/01/2029(c)	6,680,000	6,020,964
Open Text Holdings, Inc., 4.13%, 02/15/2030(c)	13,250,000	11,953,678
Oracle Corp., 5.88%, 09/26/2045	8,750,000	7,932,813
		35,037,747

The accompanying notes are an integral part of these financial statements.

12

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - 1.0%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	$5,000,000	$4,923,898
5.00%, 02/15/2032(c)	12,200,000	11,878,118
AutoNation, Inc.
3.85%, 03/01/2032	11,086,000	10,588,030
5.89%, 03/15/2035	9,000,000	9,420,771
Gee Automotive Holdings LLC, 7.25%, 03/01/2031(c)	3,250,000	3,307,258
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	14,014,000	13,761,554
Home Depot, Inc.
3.30%, 04/15/2040	3,600,000	2,995,065
5.40%, 09/15/2040	8,497,000	8,859,764
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(c)	16,197,000	16,127,557
Lithia Motors, Inc.
3.88%, 06/01/2029(c)	8,772,000	8,483,736
4.38%, 01/15/2031(c)	7,000,000	6,737,977
Penske Automotive Group, Inc., 3.75%, 06/15/2029	9,450,000	9,145,026
		106,228,754
Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
5.10%, 02/15/2036	3,500,000	3,514,875
3.38%, 12/15/2041	7,600,000	5,878,163
Dell International, LLC, 8.10%, 07/15/2036	14,160,000	17,225,395
		26,618,433
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(c)	7,200,000	6,811,069
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033(c)	4,000,000	4,271,003
Herc Holdings, Inc.
6.63%, 06/15/2029(c)	2,000,000	2,065,928
7.00%, 06/15/2030(c)	1,000,000	1,049,386
United Rentals North America, Inc., 3.75%, 01/15/2032	5,100,000	4,819,316
		12,205,633
TOTAL CORPORATE BONDS (Cost $1,999,806,189)		2,032,174,146
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 15.7%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF2, Class C, 2.81%, 06/15/2054(c)(d)	4,300,000	3,855,266

	Par	Value
Series 2021-MF3, Class B, 2.51%, 10/15/2054(c)	$2,000,000	$1,773,195
Series 2022-MF4, Class B, 3.28%, 02/15/2055(c)(d)	10,302,000	9,509,010
Series 2022-MF4, Class C, 3.28%, 02/15/2055(c)(d)	1,000,000	897,690
Series 2022-MF4, Class XD, 1.28%, 02/15/2055(c)(d)(h)	19,700,000	1,308,104
Arbor Realty Trust, Inc.
Series 2020-MF1, Class AS, 3.06%, 05/15/2053(c)(d)	4,650,000	4,418,415
Series 2020-MF1, Class B, 3.60%, 05/15/2053(c)(d)	4,500,000	4,326,079
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061(c)	2,000,000	1,751,809
Series 2019-BN16, Class XA, 0.93%, 02/15/2052(d)(h)	69,961,597	1,459,392
Series 2019-BN17, Class XB, 0.56%, 04/15/2052(d)(h)	123,653,000	2,051,613
Series 2019-BN17, Class XD, 1.59%, 04/15/2052(c)(d)(h)	11,541,000	491,050
Series 2019-BN19, Class A2, 2.93%, 08/15/2061	1,938,030	1,880,072
Series 2019-BN21, Class XD, 1.10%, 10/17/2052(c)(d)(h)	18,699,333	661,638
Series 2019-BN23, Class B, 3.46%, 12/15/2052	3,350,000	3,048,332
Series 2019-BN23, Class C, 3.50%, 12/15/2052(d)	8,713,000	7,746,723
Series 2019-BN23, Class XB, 0.17%, 12/15/2052(d)(h)	238,421,000	1,678,770
Series 2019-BN24, Class XB, 0.18%, 11/15/2062(d)(h)	174,693,000	1,431,609
Series 2020-BN25, Class B, 3.04%, 01/15/2063(d)	7,401,500	6,785,981
Series 2020-BN25, Class XA, 0.87%, 01/15/2063(d)(h)	155,203,781	4,179,079
Series 2020-BN26, Class A2, 2.04%, 03/15/2063	4,140,858	3,981,667
Series 2020-BN26, Class XB, 0.59%, 03/15/2063(d)(h)	226,593,000	5,188,459
Series 2020-BN28, Class B, 2.34%, 03/15/2063	1,938,000	1,716,564
Series 2020-BN28, Class XB, 0.98%, 03/15/2063(d)(h)	29,969,467	1,200,841
Series 2020-BN29, Class AS, 2.21%, 11/15/2053	3,930,532	3,489,692
Series 2020-BN29, Class B, 2.42%, 11/15/2053	3,955,000	3,465,479
Series 2020-BN29, Class C, 3.03%, 11/15/2053(d)	9,440,000	8,293,577
Series 2020-BN29, Class D, 2.50%, 11/15/2053(c)	3,750,000	3,014,235
Series 2020-BN29, Class XB, 0.66%, 11/15/2053(d)(h)	132,417,000	3,628,146

The accompanying notes are an integral part of these financial statements.

13

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2020-BN30, Class B, 2.45%, 12/15/2053(d)	$1,090,000	$951,503
Series 2020-BN30, Class C, 2.76%, 12/15/2053(d)	5,450,000	4,620,952
Series 2020-BN30, Class D, 2.50%, 12/15/2053(c)(d)	9,150,000	7,323,704
Series 2021-BN32, Class C, 3.26%, 04/15/2054(d)	800,000	708,338
Series 2021-BN32, Class D, 2.50%, 04/15/2054(c)(d)	5,000,000	4,099,155
Series 2021-BN32, Class XB, 0.27%, 04/15/2054(d)(h)	152,569,000	1,818,394
Series 2021-BN34, Class AS, 2.57%, 06/15/2063	1,500,000	1,327,893
Series 2021-BN34, Class B, 2.75%, 06/15/2063(d)	8,000,000	6,848,922
Series 2021-BN34, Class XA, 0.96%, 06/15/2063(d)(h)	94,584,896	3,346,291
Series 2021-BN35, Class B, 2.53%, 06/15/2064	6,365,000	5,601,341
Series 2021-BN35, Class C, 2.90%, 06/15/2064(d)	8,755,000	7,587,968
Series 2021-BN35, Class XA, 1.02%, 06/15/2064(d)(h)	104,693,241	4,112,748
Series 2021-BN38, Class XA, 0.81%, 12/15/2064(d)(h)	39,978,682	1,533,542
Series 2022-BN40, Class D, 2.50%, 03/15/2064(c)	3,955,000	3,073,836
Series 2023-BN45, Class XD, 2.31%, 02/15/2056(c)(d)(h)	22,611,000	2,984,098
Series 2024-BN47, Class XA, 0.82%, 06/15/2057(d)(h)	65,004,514	3,522,081
Series 2024-BN47, Class XB, 0.40%, 06/15/2057(d)(h)	220,695,000	6,470,248
Series 2024-BN48, Class XB, 0.67%, 10/15/2057(d)(h)	228,218,000	11,294,030
Series 2025-BN49, Class AS, 6.03%, 03/15/2058(d)	7,000,000	7,534,451
Series 2025-BN49, Class ASB, 5.64%, 03/15/2058	10,000,000	10,694,266
Series 2025-BN49, Class XA, 0.62%, 03/15/2058(d)(h)	149,715,169	7,027,346
Series 2025-BN50, Class AS, 5.88%, 05/15/2068(d)	6,976,000	7,528,035
Series 2025-BNK51, Class AS, 5.54%, 12/25/2067	10,000,000	10,517,409
BANK5
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056	9,988,624	10,395,400
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(d)	14,105,000	15,036,277
Series 2023-5YR4, Class AS, 7.27%, 12/15/2056(d)	7,500,000	8,027,170
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	11,625,000	12,059,971

	Par	Value
Series 2024-5YR10, Class B, 6.14%, 10/15/2057(d)	$5,000,000	$5,243,989
Series 2024-5YR10, Class XA, 1.19%, 10/15/2057(d)(h)	80,818,483	3,020,276
Series 2024-5YR11, Class AS, 6.14%, 11/15/2057	4,250,000	4,483,895
Series 2024-5YR12, Class AS, 6.12%, 12/15/2057(d)	11,045,000	11,657,317
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057(c)(d)(h)	112,625,455	2,469,212
Series 2024-5YR7, Class AS, 6.49%, 06/15/2057(d)	7,000,000	7,423,406
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057(d)(h)	142,371,342	5,467,586
Series 2024-5YR8, Class B, 6.68%, 08/15/2057(d)	8,900,000	9,451,916
Series 2024-5YR8, Class C, 6.78%, 08/15/2057(d)	6,000,000	6,240,701
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(d)	11,200,000	11,811,787
Series 2025-5YR13, Class AS, 6.10%, 01/15/2058(d)	10,000,000	10,510,690
Series 2025-5YR14, Class AS, 6.07%, 04/15/2058(d)	7,000,000	7,401,580
Series 2025-5YR14, Class XA, 0.98%, 04/15/2058(d)(h)	66,543,261	2,431,491
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(c)	1,000,000	930,220
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(c)	3,600,000	3,287,152
Series 2025-5YR15, Class XA, 1.22%, 07/15/2058(d)(h)	41,968,399	1,978,193
Series 2025-5YR16, Class XA, 1.07%, 08/15/2063(d)(h)	74,266,530	3,195,340
Series 2025-5YR17, Class B, 5.99%, 11/15/2058(d)	4,000,000	4,203,888
Series 2025-5YR17, Class C, 5.89%, 11/15/2058(d)	4,000,000	4,127,896
Series 2025-5YR17, Class XA, 1.19%, 11/15/2058(d)(h)	130,895,866	6,283,473
Series 2025-5YR18, Class AS, 5.47%, 12/15/2058(d)	5,000,000	5,195,463
Series 2025-5YR18, Class B, 5.72%, 12/15/2058(d)	7,000,000	7,263,350
Series 2025-5YR18, Class XA, 1.05%, 12/15/2058(d)(h)	74,964,750	3,355,287
Series 2025-5YR19, Class B, 5.81%, 12/15/2058(d)	15,000,000	15,795,216
Series 2026-5YR20, Class AS, 5.34%, 02/15/2059	4,500,000	4,675,671
Series 2026-5YR20, Class C, 6.04%, 02/15/2059(d)	5,000,000	5,212,035
Series 2026-5YR20, Class XA, 1.31%, 02/15/2059(d)(h)	85,000,000	4,854,945

The accompanying notes are an integral part of these financial statements.

14

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
BBCMS Trust
Series 2020-C6, Class XA, 1.02%, 02/15/2053(d)(h)	$87,110,157	$2,817,395
Series 2020-C6, Class XB, 0.65%, 02/15/2053(d)(h)	59,000,000	1,482,399
Series 2020-C7, Class XA, 1.59%, 04/15/2053(d)(h)	21,052,954	882,211
Series 2020-C7, Class XB, 0.97%, 04/15/2053(d)(h)	17,140,000	637,188
Series 2021-C10, Class XA, 1.19%, 07/15/2054(d)(h)	69,327,818	3,301,058
Series 2021-C10, Class XB, 0.99%, 07/15/2054(d)(h)	74,931,500	3,487,057
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,293,297
Series 2021-C11, Class XB, 0.95%, 09/15/2054(d)(h)	29,540,000	1,420,998
Series 2021-C12, Class B, 2.76%, 11/15/2054	9,000,000	7,635,508
Series 2021-C12, Class XA, 0.92%, 11/15/2054(d)(h)	98,515,127	3,655,946
Series 2021-C12, Class XB, 0.58%, 11/15/2054(d)(h)	59,992,000	1,928,869
Series 2021-C9, Class AS, 2.53%, 02/15/2054	8,500,000	7,673,478
Series 2021-C9, Class XB, 0.97%, 02/15/2054(d)(h)	68,467,000	2,932,537
Series 2022-C14, Class XA, 0.68%, 02/15/2055(d)(h)	96,217,203	2,956,302
Series 2022-C14, Class XB, 0.25%, 02/15/2055(d)(h)	166,823,000	3,266,878
Series 2022-C15, Class XD, 1.33%, 04/15/2055(c)(d)(h)	25,000,000	1,903,765
Series 2022-C17, Class XA, 1.15%, 09/15/2055(d)(h)	64,754,720	3,953,127
Series 2022-C17, Class XB, 0.48%, 09/15/2055(d)(h)	52,655,000	1,864,635
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	10,000,000	10,206,208
Series 2023-C21, Class A2, 6.30%, 09/15/2056(d)	9,593,711	10,081,635
Series 2024-5C27, Class XA, 0.82%, 07/15/2057(c)(d)(h)	58,637,479	1,381,640
Series 2024-5C29, Class AS, 5.63%, 09/15/2057	10,000,000	10,396,406
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	5,000,000	5,245,637
Series 2024-5C31, Class AS, 5.85%, 12/15/2057(d)	11,500,000	12,006,796
Series 2024-5C31, Class XA, 1.06%, 12/15/2057(d)(h)	80,280,485	2,864,408
Series 2024-5C31, Class XB, 0.72%, 12/15/2057(c)(d)(h)	169,223,000	4,607,705
Series 2024-C24, Class XA, 1.62%, 02/15/2057(d)(h)	63,020,045	5,769,485

	Par	Value
Series 2024-C24, Class XB, 1.33%, 02/15/2057(d)(h)	$32,630,000	$2,795,171
Series 2024-C26, Class XA, 1.01%, 05/15/2057(d)(h)	116,011,364	8,056,572
Series 2024-C28, Class AS, 5.84%, 09/15/2057(d)	5,000,000	5,326,233
Series 2024-C28, Class XA, 1.11%, 09/15/2057(d)(h)	36,356,504	2,671,207
Series 2024-C28, Class XB, 0.61%, 09/15/2057(c)(d)(h)	154,907,000	7,330,029
Series 2024-C30, Class XA, 0.86%, 11/15/2057(d)(h)	114,041,872	6,870,624
Series 2025-5C33, Class AS, 6.17%, 03/15/2058(d)	15,000,000	15,879,780
Series 2025-5C33, Class XA, 0.82%, 03/15/2058(d)(h)	101,001,901	2,935,055
Series 2025-5C36, Class AS, 5.84%, 08/15/2058(d)	8,000,000	8,424,100
Series 2025-5C36, Class XA, 1.07%, 08/15/2058(d)(h)	74,766,589	3,171,404
Series 2025-5C37, Class XA, 1.66%, 09/15/2058(d)(h)	81,978,783	5,330,400
Series 2025-C32, Class AS, 5.93%, 02/15/2062	10,000,000	10,765,838
Series 2025-C32, Class XA, 1.13%, 02/15/2062(d)(h)	63,901,050	5,232,499
Series 2025-C32, Class XB, 0.77%, 02/15/2062(c)(d)(h)	76,851,000	4,632,217
Series 2025-C35, Class AS, 5.84%, 07/15/2058(d)	5,000,000	5,340,956
Series 2025-C35, Class XA, 0.65%, 07/15/2058(d)(h)	128,520,066	6,490,662
Series 2025-C35, Class XD, 1.67%, 07/15/2058(c)(d)(h)	12,022,000	1,510,127
Series 2025-C39, Class A5, 5.30%, 12/15/2058	5,000,000	5,260,886
Series 2025-C39, Class AS, 5.49%, 12/15/2058	5,000,000	5,231,245
Series 2025-C39, Class XB, 0.48%, 12/15/2058(c)(d)(h)	37,848,000	1,486,711
Series 2026-5C40, Class XA, 1.23%, 02/15/2059(d)(h)	68,845,000	3,731,606
Benchmark Mortgage Trust
Series 2019-B12, Class XB, 0.39%, 08/15/2052(c)(d)(h)	93,260,000	1,139,516
Series 2019-B13, Class XB, 0.37%, 08/15/2057(c)(d)(h)	82,774,000	1,029,427
Series 2019-B13, Class XD, 1.47%, 08/15/2057(c)(d)(h)	12,071,000	535,150
Series 2019-B9, Class XA, 1.00%, 03/15/2052(d)(h)	26,635,003	632,691
Series 2019-B9, Class XD, 1.99%, 03/15/2052(c)(d)(h)	11,513,000	567,599
Series 2020-B16, Class XA, 0.91%, 02/15/2053(d)(h)	114,820,199	3,132,892
Series 2020-B16, Class XB, 0.23%, 02/15/2053(c)(d)(h)	70,467,000	608,814

The accompanying notes are an integral part of these financial statements.

15

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2020-B20, Class XB, 0.52%, 10/15/2053(d)(h)	$79,394,000	$1,694,649
Series 2021-B23, Class XA, 1.25%, 02/15/2054(d)(h)	65,412,205	2,893,999
Series 2021-B23, Class XB, 0.91%, 02/15/2054(c)(d)(h)	105,441,000	4,389,593
Series 2021-B24, Class XA, 1.13%, 03/15/2054(d)(h)	65,842,332	2,581,744
Series 2021-B24, Class XB, 0.59%, 03/15/2054(d)(h)	99,123,000	2,896,939
Series 2021-B25, Class XA, 1.06%, 04/15/2054(d)(h)	77,782,811	3,255,592
Series 2021-B25, Class XB, 0.66%, 04/15/2054(d)(h)	93,350,000	2,978,864
Series 2021-B26, Class B, 2.56%, 06/15/2054(d)	8,850,000	7,530,232
Series 2021-B26, Class C, 2.86%, 06/15/2054(d)	1,650,000	1,314,679
Series 2021-B26, Class D, 2.00%, 06/15/2054(c)	2,250,000	1,634,816
Series 2021-B26, Class XD, 1.35%, 06/15/2054(c)(d)(h)	10,836,000	698,508
Series 2021-B27, Class B, 2.36%, 07/15/2054	6,000,000	4,974,871
Series 2021-B27, Class C, 2.70%, 07/15/2054	2,000,000	1,527,448
Series 2021-B27, Class D, 2.00%, 07/15/2054(c)	5,000,000	3,414,516
Series 2021-B27, Class XA, 1.23%, 07/15/2054(d)(h)	50,352,907	2,290,921
Series 2021-B27, Class XD, 1.48%, 07/15/2054(c)(d)(h)	28,014,000	1,933,308
Series 2021-B28, Class XA, 1.24%, 08/15/2054(d)(h)	109,029,287	5,156,922
Series 2021-B28, Class XB, 0.95%, 08/15/2054(d)(h)	32,491,000	1,531,454
Series 2021-B29, Class B, 2.45%, 09/15/2054	1,089,000	940,413
Series 2021-B29, Class C, 2.75%, 09/15/2054(d)	8,874,000	7,459,740
Series 2021-B29, Class D, 2.00%, 09/15/2054(c)	6,000,000	4,459,394
Series 2021-B29, Class XD, 1.30%, 09/15/2054(c)(d)(h)	27,615,000	1,661,346
Series 2021-B30, Class C, 2.87%, 11/15/2054(d)	8,181,000	6,484,828
Series 2021-B30, Class E, 2.00%, 11/15/2054(c)	2,250,000	1,109,700
Series 2021-B30, Class XB, 0.59%, 11/15/2054(c)(d)(h)	83,683,000	2,327,944
Series 2021-B30, Class XD, 1.29%, 11/15/2054(c)(d)(h)	18,582,000	1,149,863
Series 2021-B31, Class XA, 0.76%, 12/15/2054(d)(h)	141,942,570	4,741,733

	Par	Value
Series 2021-B31, Class XB, 0.43%, 12/15/2054(c)(d)(h)	$124,409,000	$3,056,704
Series 2021-B31, Class XD, 1.14%, 12/15/2054(c)(d)(h)	31,991,000	1,907,598
Series 2022-B32, Class AS, 3.41%, 01/15/2055(d)	10,000,000	9,019,026
Series 2022-B32, Class XD, 1.52%, 01/15/2055(c)(d)(h)	39,202,000	2,739,718
Series 2022-B33, Class XD, 1.61%, 03/15/2055(c)(d)(h)	21,919,000	1,746,260
Series 2023-B38, Class A2, 5.63%, 04/15/2056	12,000,000	12,260,141
Series 2024-V10, Class AS, 5.73%, 09/15/2057(d)	10,000,000	10,399,370
Series 2024-V10, Class XA, 1.31%, 09/15/2057(d)(h)	62,993,958	2,545,529
Series 2024-V11, Class AM, 6.20%, 11/15/2057(d)	10,000,000	10,526,442
Series 2024-V12, Class A3, 5.74%, 12/15/2057	6,000,000	6,326,424
Series 2024-V12, Class AS, 6.03%, 12/15/2057(d)	10,000,000	10,488,550
Series 2024-V6, Class XA, 1.33%, 03/15/2057(d)(h)	117,227,610	4,183,244
Series 2024-V8, Class AM, 6.63%, 07/15/2057(d)	5,140,000	5,483,768
Series 2024-V9, Class AS, 6.06%, 08/15/2057(d)	10,000,000	10,474,107
Series 2025-B41, Class AS, 5.75%, 07/15/2068	5,250,000	5,584,693
Series 2025-B41, Class XA, 1.00%, 07/15/2068(d)(h)	84,759,981	6,366,763
Series 2025-V13, Class AS, 6.13%, 02/15/2058(d)	15,000,000	15,814,782
Series 2025-V13, Class XA, 0.91%, 02/15/2058(d)(h)	100,000,000	3,014,950
Series 2025-V14, Class AM, 6.09%, 04/15/2057(d)	10,000,000	10,589,519
Series 2025-V14, Class XA, 0.77%, 04/15/2057(d)(h)	181,829,446	5,167,775
Series 2025-V15, Class AS, 6.17%, 06/15/2058	6,000,000	6,370,683
Series 2025-V15, Class B, 6.43%, 06/15/2058	10,000,000	10,619,050
Series 2025-V15, Class XA, 1.12%, 06/15/2058(d)(h)	94,540,010	4,043,438
Series 2025-V16, Class AS, 5.86%, 08/15/2058(d)	10,000,000	10,551,347
Series 2025-V16, Class XA, 0.96%, 08/15/2058(d)(h)	104,595,872	3,931,623
Series 2025-V17, Class XA, 1.51%, 09/15/2058(d)(h)	72,280,000	4,367,830
Series 2025-V18, Class XA, 1.26%, 10/15/2058(c)(d)(h)	146,998,416	7,611,063
Series 2025-V19, Class B, 5.90%, 01/15/2058(d)	5,750,000	6,027,506

The accompanying notes are an integral part of these financial statements.

16

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2026-B42, Class AS, 5.33%, 03/15/2059	$10,000,000	$10,376,178
Series 2026-B42, Class XA, 1.28%, 03/15/2059(d)(h)	58,235,000	4,736,043
Series 2026-B42, Class XB, 0.96%, 03/15/2059(d)(h)	54,848,000	3,490,527
Series 2026-V20, Class AM, 5.44%, 02/15/2059	4,250,000	4,419,595
Series 2026-V20, Class XA, 1.22%, 02/15/2059(d)(h)	68,580,000	3,733,207
BMO Mortgage Trust
Series 2022-C1, Class AS, 3.68%, 02/15/2055(d)	8,000,000	7,523,846
Series 2022-C1, Class C, 3.62%, 02/17/2055(d)	2,000,000	1,769,976
Series 2022-C1, Class XD, 1.76%, 02/17/2055(c)(d)(h)	30,550,000	2,793,950
Series 2023-C5, Class A2, 6.52%, 06/15/2056	10,000,000	10,305,890
Series 2023-C7, Class XA, 0.81%, 12/15/2056(c)(d)(h)	99,313,676	4,558,001
Series 2024-5C3, Class XA, 1.12%, 02/15/2057(d)(h)	101,188,037	2,863,804
Series 2024-5C7, Class AS, 5.89%, 11/15/2057(d)	5,500,000	5,688,541
Series 2024-C10, Class XB, 0.21%, 11/15/2057(d)(h)	135,745,000	3,223,781
Series 2024-C9, Class XA, 0.86%, 07/15/2057(d)(h)	49,910,689	3,077,119
Series 2024-C9, Class XB, 0.42%, 07/15/2057(d)(h)	181,757,000	5,735,288
Series 2025-5C10, Class XA, 1.35%, 05/15/2058(d)(h)	72,221,179	3,530,352
Series 2025-5C11, Class AS, 5.94%, 07/15/2058	6,000,000	6,303,007
Series 2025-5C11, Class XA, 1.11%, 07/15/2058(d)(h)	61,964,216	2,716,313
Series 2025-5C11, Class XD, 2.17%, 07/15/2058(c)(d)(h)	23,390,000	2,000,556
Series 2025-5C12, Class XA, 1.44%, 10/15/2058(d)(h)	108,985,459	6,465,541
Series 2025-C11, Class AS, 5.98%, 02/15/2058	5,174,000	5,595,963
Series 2025-C11, Class ASB, 5.68%, 02/15/2058	4,500,000	4,851,986
Series 2025-C11, Class XA, 1.10%, 02/15/2058(d)(h)	131,105,703	10,365,466
Series 2025-C13, Class AS, 5.69%, 10/15/2058	7,500,000	7,893,208
Series 2025-C13, Class XA, 1.01%, 10/15/2058(d)(h)	118,257,870	9,200,308
Series 2026-C14, Class XA, 1.13%, 02/15/2059(d)(h)	49,342,000	4,067,034

	Par	Value
Bombardier Capital Mortgage Securitization Corp.
Series 2025-5C6, Class B, 5.98%, 10/15/2058(d)	$6,747,000	$7,076,292
Series 2025-5C6, Class C, 5.83%, 10/15/2058(d)	2,463,000	2,486,621
Series 2025-5C6, Class XA, 1.37%, 10/15/2058(d)(h)	87,160,069	4,751,522
Series 2025-5C7, Class AS, 5.50%, 12/15/2058	10,000,000	10,418,956
BRCK Trust 2025-830B, Series 2025-830B, Class A, 4.96%, 12/10/2042(c)(d)	10,000,000	10,142,290
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(h)	26,803,985	1,085,025
Series 2021-3, Class X, 0.79%, 08/20/2036(h)	24,539,036	1,063,767
Cantor Commercial Real Estate Lending LP, Series 2019-CF2, Class XB, 0.61%, 11/15/2052(d)(h)	134,736,000	2,688,428
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class XB, 0.28%, 11/15/2050(d)(h)	40,062,667	202,737
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2040(c)(d)	2,500,000	2,550,198
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class B, 4.12%, 05/10/2049	13,459,943	13,422,616
Series 2016-C1, Class C, 4.92%, 05/10/2049(d)	8,508,000	8,473,792
Series 2016-C2, Class B, 3.18%, 08/10/2049	9,403,500	9,304,833
Series 2016-P6, Class B, 4.15%, 12/10/2049(d)	6,835,000	6,424,714
Series 2017-B1, Class XB, 0.14%, 08/15/2050(d)(h)	38,016,000	104,069
Series 2017-C4, Class XA, 0.97%, 10/12/2050(d)(h)	29,754,822	365,309
Series 2017-C4, Class XB, 0.27%, 10/12/2050(d)(h)	42,746,500	185,451
Series 2017-P7, Class XB, 0.60%, 04/14/2050(d)(h)	45,124,000	240,479
Series 2018-B2, Class XB, 0.36%, 03/10/2051(d)(h)	49,202,000	410,458
Series 2018-C5, Class XB, 0.32%, 06/10/2051(c)(d)(h)	28,400,000	225,774
Series 2019-C7, Class B, 3.67%, 12/15/2072(d)	10,000,000	9,432,482
Series 2019-C7, Class XA, 0.81%, 12/15/2072(d)(h)	67,715,544	1,876,628
Series 2019-C7, Class XB, 0.26%, 12/15/2072(c)(d)(h)	50,711,000	534,139

The accompanying notes are an integral part of these financial statements.

17

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-C7, Class XD, 1.17%, 12/15/2072(c)(d)(h)	$39,933,000	$1,638,914
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	10,339,000	9,692,485
Series 2019-GC41, Class XA, 1.00%, 08/10/2056(d)(h)	98,663,942	2,793,719
Series 2020-GC46, Class XA, 0.96%, 02/15/2053(d)(h)	82,465,085	2,607,249
Series 2020-GC46, Class XB, 0.31%, 02/15/2053(c)(d)(h)	92,457,000	1,240,662
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class XB, 0.60%, 02/10/2050(d)(h)	61,857,000	374,575
Commercial Mortgage Pass Through Certificates
Series 2019-GC44, Class XD, 1.01%, 08/15/2057(c)(d)(h)	19,460,000	679,491
Series 2024-277P, Class A, 6.34%, 08/10/2044(c)	8,000,000	8,459,209
Series 2024-CBM, Class A2, 5.87%, 12/10/2041(c)(d)	7,525,000	7,709,900
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XD, 0.50%, 04/15/2050(c)(d)(h)	62,192,000	13,477
Series 2016-C5, Class XD, 1.00%, 11/15/2048(c)(d)(h)	46,821,000	5,085
Series 2017-C8, Class XB, 0.34%, 06/15/2050(d)(h)	74,773,000	271,718
Series 2019-C17, Class XA, 1.31%, 09/15/2052(d)(h)	75,203,878	2,612,372
Series 2019-C18, Class C, 3.91%, 12/15/2052(d)	9,668,000	9,129,655
Series 2019-C18, Class D, 2.50%, 12/15/2052(c)	3,925,000	3,373,313
Series 2019-C18, Class XA, 0.99%, 12/15/2052(d)(h)	90,567,295	2,659,916
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class B, 3.26%, 11/05/2034(c)	6,608,000	4,314,030
Series 2016-GS3, Class B, 3.40%, 10/10/2049(d)	10,417,000	10,213,077
Series 2017-GS8, Class XB, 0.36%, 11/10/2050(d)(h)	44,642,000	266,169
Series 2018-GS10, Class XD, 1.43%, 07/10/2051(c)(d)(h)	24,049,000	795,033
Series 2019-GC38, Class XD, 1.89%, 02/10/2052(c)(d)(h)	20,916,000	1,027,814
Series 2019-GC39, Class XB, 0.60%, 05/10/2052(d)(h)	69,588,000	1,349,207
Series 2019-GC39, Class XD, 1.59%, 05/10/2052(c)(d)(h)	24,645,000	1,132,719
Series 2019-GSA1, Class XA, 0.80%, 11/10/2052(d)(h)	69,039,674	1,671,630

	Par	Value
Series 2020-GSA2, Class XB, 0.91%, 12/12/2053(c)(d)(h)	$73,324,000	$2,956,240
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class X1, 0.00%, 02/12/2051(c)(d)(h)	50,164	0
Series 2017-JP6, Class XB, 0.62%, 07/15/2050(d)(h)	68,830,000	446,232
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XD, 0.50%, 11/15/2048(c)(d)(h)	23,066,000	1,252
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class B, 3.64%, 12/15/2049(d)	5,500,000	5,148,093
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.00%, 05/10/2050(d)	5,116,286	4,979,425
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class XB, 0.33%, 10/15/2054(d)(h)	143,080,000	3,246,228
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C31, Class XD, 1.24%, 11/15/2049(c)(d)(h)	21,212,500	120,540
Series 2017-C34, Class B, 4.11%, 11/15/2052(d)	11,524,000	10,781,005
Series 2017-C34, Class D, 2.70%, 11/15/2052(c)	4,953,000	3,771,482
Series 2025-5C1, Class AS, 6.01%, 03/15/2058(d)	2,396,000	2,524,214
Series 2025-5C1, Class XA, 1.16%, 03/15/2058(d)(h)	47,994,297	1,966,394
Series 2025-C35, Class AS, 5.97%, 08/15/2058(d)	10,000,000	10,761,778
Series 2025-C35, Class ASB, 5.49%, 08/15/2058	4,443,000	4,723,314
Series 2025-C35, Class XA, 0.97%, 08/15/2058(d)(h)	106,229,957	7,615,764
Series 2025-C35, Class XD, 2.00%, 08/15/2058(c)(d)(h)	18,091,000	2,718,907
Morgan Stanley Capital I Trust, Series 2016-BN2, Class XB, 0.52%, 11/15/2049(d)(h)	58,680,000	211,489
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	1,505,000	1,476,762
Series 2017-H1, Class C, 4.28%, 06/15/2050(d)	7,959,000	7,556,577
Series 2017-H1, Class XD, 2.14%, 06/15/2050(c)(d)(h)	8,725,000	211,971
Series 2017-HR2, Class B, 4.06%, 12/15/2050(d)	6,000,000	5,868,025
Series 2017-HR2, Class C, 4.31%, 12/15/2050(d)	10,576,000	10,179,647
Series 2018-H3, Class XB, 0.37%, 07/15/2051(d)(h)	135,712,000	1,172,199

The accompanying notes are an integral part of these financial statements.

18

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2018-H3, Class XD, 1.86%, 07/15/2051(c)(d)(h)	$15,363,500	$572,147
Series 2019-H7, Class C, 4.13%, 07/15/2052	10,401,000	9,651,535
Series 2019-H7, Class D, 3.00%, 07/15/2052(c)	2,402,000	2,071,159
Series 2019-H7, Class XB, 0.63%, 07/15/2052(d)(h)	130,723,000	2,685,011
Series 2019-L2, Class XB, 0.62%, 03/15/2052(d)(h)	127,093,000	2,223,225
Series 2021-L5, Class B, 3.10%, 05/15/2054	11,402,000	10,319,710
Series 2021-L5, Class D, 2.50%, 05/15/2054(c)	3,500,000	2,684,359
Series 2021-L5, Class XB, 0.71%, 05/15/2054(d)(h)	70,387,500	2,411,497
Series 2021-L6, Class B, 2.95%, 06/15/2054(d)	7,500,000	6,619,084
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.92%, 12/15/2056(d)(h)	21,976,238	1,213,992
New Hampshire Business Finance Authority, Series 2023-2, Class X, 0.81%, 01/20/2038(d)(h)	32,000,331	1,627,537
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class A, 4.91%, 01/13/2046(c)(d)	10,000,000	10,055,798
UBS Commercial Mortgage Trust
Series 2017-C1, Class XB, 0.90%, 06/15/2050(d)(h)	13,000,000	118,566
Series 2017-C6, Class XB, 0.57%, 12/15/2050(d)(h)	63,420,500	546,621
Series 2017-C7, Class XB, 0.35%, 12/15/2050(d)(h)	170,396,000	1,285,229
Series 2018-C12, Class XA, 0.84%, 08/15/2051(d)(h)	38,306,641	646,861
Series 2018-C12, Class XB, 0.27%, 08/15/2051(d)(h)	139,858,000	998,642
Series 2018-C13, Class XB, 0.30%, 10/15/2051(d)(h)	128,678,000	1,077,846
Series 2018-C13, Class XD, 2.03%, 10/15/2051(c)(d)(h)	16,442,000	747,205
Series 2018-C14, Class XB, 0.26%, 12/15/2051(d)(h)	114,392,000	1,029,814
Series 2019-C17, Class XB, 0.84%, 10/15/2052(d)(h)	128,213,000	3,640,736
Series 2019-C18, Class AS, 3.38%, 12/15/2052(d)	9,000,000	8,512,820
UBS-Barclays Commercial Mortgage Trust
Series 2019-C3, Class XB, 0.76%, 05/15/2052(d)(h)	56,340,000	1,331,348
Series 2019-C4, Class XB, 1.11%, 08/15/2052(d)(h)	43,170,000	1,482,626

	Par	Value
Series 2019-C5, Class XB, 0.34%, 11/15/2052(d)(h)	$174,774,000	$1,879,362
Series 2019-C5, Class XD, 1.32%, 11/15/2052(c)(d)(h)	12,996,000	548,857
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(d)(h)	19,472,405	722,037
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class C, 4.50%, 12/15/2049(d)	11,213,000	11,060,241
Series 2016-C37, Class D, 3.20%, 12/15/2049(c)(d)	8,200,000	7,448,688
Series 2016-LC24, Class XB, 0.96%, 10/15/2049(d)(h)	66,264,075	252,897
Series 2017-C40, Class B, 4.23%, 10/15/2050(d)	2,000,000	1,924,436
Series 2017-C40, Class C, 4.29%, 10/15/2050(d)	1,670,000	1,564,800
Series 2017-C42, Class XB, 0.30%, 12/15/2050(d)(h)	116,750,000	728,100
Series 2017-RB1, Class XB, 0.69%, 03/15/2050(d)(h)	69,254,209	488,678
Series 2018-C43, Class C, 4.51%, 03/15/2051(d)	4,033,000	3,784,013
Series 2018-C45, Class B, 4.56%, 06/16/2051	3,477,000	3,413,488
Series 2018-C45, Class C, 4.73%, 06/15/2051	4,004,000	3,871,641
Series 2018-C47, Class AS, 4.67%, 09/15/2061(d)	8,000,000	8,019,006
Series 2018-C47, Class XB, 0.14%, 09/15/2061(d)(h)	164,144,000	770,689
Series 2018-C48, Class B, 4.90%, 01/15/2052(d)	5,000,000	4,892,418
Series 2018-C48, Class XB, 0.25%, 01/15/2052(d)(h)	138,642,000	1,097,282
Series 2019-C49, Class B, 4.55%, 03/15/2052	11,065,000	10,922,565
Series 2019-C49, Class C, 4.87%, 03/15/2052(d)	3,863,000	3,738,014
Series 2019-C49, Class D, 3.00%, 03/15/2052(c)	3,250,000	2,699,550
Series 2019-C49, Class XB, 0.59%, 03/15/2052(d)(h)	125,812,000	2,152,052
Series 2019-C50, Class XB, 0.87%, 05/15/2052(d)(h)	36,427,311	929,505
Series 2019-C51, Class XB, 0.62%, 06/15/2052(d)(h)	130,394,000	2,570,926
Series 2019-C52, Class C, 3.56%, 08/15/2052	7,073,000	6,139,445
Series 2019-C52, Class XA, 1.56%, 08/15/2052(d)(h)	49,741,484	2,082,900
Series 2019-C52, Class XB, 1.08%, 08/15/2052(d)(h)	113,763,146	3,890,938
Series 2019-C53, Class B, 3.51%, 10/15/2052(d)	5,200,000	4,882,656

The accompanying notes are an integral part of these financial statements.

19

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2019-C53, Class C, 3.58%, 10/15/2052(d)	$3,275,000	$2,979,038
Series 2019-C53, Class XB, 0.49%, 10/15/2052(d)(h)	105,325,000	1,759,928
Series 2020-C55, Class XB, 0.80%, 02/15/2053(d)(h)	58,030,370	2,023,571
Series 2020-C56, Class XB, 0.25%, 06/15/2053(d)(h)	127,035,000	1,269,296
Series 2020-C57, Class C, 4.02%, 08/15/2053(d)	6,290,000	5,883,275
Series 2020-C57, Class D, 2.50%, 08/15/2053(c)	3,254,077	2,659,421
Series 2020-C57, Class XA, 2.04%, 08/15/2053(d)(h)	21,379,702	1,461,369
Series 2020-C57, Class XB, 0.73%, 08/15/2053(d)(h)	74,972,000	2,207,693
Series 2020-C58, Class XB, 1.11%, 07/15/2053(d)(h)	109,974,000	5,039,273
Series 2021-C59, Class C, 3.28%, 04/15/2054	7,648,000	6,471,637
Series 2021-C59, Class XB, 0.90%, 04/15/2054(d)(h)	65,782,000	2,687,820
Series 2021-C59, Class XD, 1.44%, 04/15/2054(c)(d)(h)	40,274,000	2,545,027
Series 2021-C60, Class B, 2.73%, 08/15/2054	7,114,678	6,295,201
Series 2021-C60, Class C, 2.74%, 08/15/2054	4,475,000	3,805,145
Series 2021-C60, Class XA, 1.49%, 08/15/2054(d)(h)	39,813,494	2,334,544
Series 2021-C60, Class XB, 1.09%, 08/15/2054(d)(h)	40,551,000	2,169,373
Series 2021-C61, Class AS, 2.86%, 11/15/2054	5,400,000	4,862,972
Series 2021-C61, Class B, 3.11%, 11/15/2054	6,221,000	5,532,494
Series 2021-C61, Class XD, 1.40%, 11/15/2054(c)(d)(h)	9,132,000	621,348
Series 2024-5C1, Class AS, 6.52%, 07/15/2057	6,000,000	6,372,770
Series 2024-5C2, Class AS, 6.14%, 11/15/2057(d)	12,901,000	13,649,619
Series 2024-C63, Class XA, 1.00%, 08/15/2057(d)(h)	70,564,808	4,908,255
Series 2024-C63, Class XB, 0.38%, 08/15/2057(d)(h)	147,039,000	4,831,319
Series 2025-5C3, Class AS, 6.39%, 01/15/2058(d)	5,000,000	5,334,493
Series 2025-5C3, Class B, 6.54%, 01/15/2058(d)	1,500,000	1,595,095
Series 2025-5C4, Class AS, 6.09%, 05/15/2058	6,000,000	6,365,687
Series 2025-5C4, Class XA, 1.12%, 05/15/2058(d)(h)	41,287,342	1,732,615

	Par	Value
Series 2025-5C5, Class AS, 5.92%, 07/15/2058	$10,000,000	$10,554,954
Series 2025-C64, Class AS, 5.84%, 02/15/2058(d)	14,500,000	15,438,057
Series 2025-C64, Class XA, 1.02%, 02/15/2058(d)(h)	104,875,484	7,505,750
Series 2025-C64, Class XD, 2.12%, 02/15/2058(c)(d)(h)	10,909,000	1,668,887
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class AS, 5.67%, 10/15/2058(d)	10,000,000	10,577,264
Series 2025-C65, Class XA, 1.10%, 10/15/2058(d)(h)	73,270,468	6,031,852
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,681,240,705)		1,651,698,340
U.S. TREASURY SECURITIES - 11.3%
United States Treasury Notes/Bonds
4.38%, 08/15/2043	195,000,000	191,922,656
4.75%, 11/15/2043	40,000,000	41,192,188
4.50%, 02/15/2044	24,750,000	24,684,258
4.63%, 05/15/2044	10,000,000	10,118,750
4.75%, 02/15/2045	250,000,000	256,376,953
4.88%, 08/15/2045	55,000,000	57,234,375
United States Treasury Strip Principal
0.00%, 02/15/2042(b)	100,000,000	48,705,283
0.00%, 05/15/2042(b)	150,000,000	72,034,290
0.00%, 08/15/2042(b)	150,000,000	70,983,859
0.00%, 11/15/2042(b)	75,000,000	34,961,388
0.00%, 02/15/2043(b)	150,000,000	68,910,309
0.00%, 05/15/2043(b)	110,000,000	49,842,534
0.00%, 02/15/2044(b)	150,000,000	65,215,598
0.00%, 05/15/2044(b)	150,000,000	64,382,214
0.00%, 08/15/2044(b)	150,000,000	63,476,538
0.00%, 11/15/2044(b)	158,000,000	66,014,542
TOTAL U.S. TREASURY SECURITIES (Cost $1,147,520,911)		1,186,055,735
COLLATERALIZED LOAN OBLIGATIONS - 9.5%
Aimco CDO, Series 2026-27A, Class D2, 0.00% (3 mo. Term SOFR + 3.40%), 04/20/2039(c)	1,000,000	1,000,000
Alinea CLO
Series 2018-1A, Class CR, 5.02% (3 mo. Term SOFR + 1.35%), 07/20/2031(c)	6,720,000	6,727,647
Series 2018-1A, Class DR, 5.92% (3 mo. Term SOFR + 2.25%), 07/20/2031(c)	3,000,000	3,003,009

The accompanying notes are an integral part of these financial statements.

20

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Allegany Park CLO Ltd.
Series 2019-1A, Class BRR, 5.17% (3 mo. Term SOFR + 1.50%), 01/20/2035(c)	$10,000,000	$10,020,470
Series 2019-1A, Class DRR, 6.52% (3 mo. Term SOFR + 2.85%), 01/20/2035(c)	4,850,000	4,695,697
Allegro CLO Ltd., Series 2019-1A, Class ARR, 4.80% (3 mo. Term SOFR + 1.13%), 04/20/2032(c)	342,669	342,754
Annisa CLO Ltd., Series 2016-2A, Class BRR, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2031(c)	8,947,029	8,950,966
Apidos CLO
Series 2012-11A, Class BR4A, 5.32% (3 mo. Term SOFR + 1.65%), 04/17/2034(c)	1,000,000	1,003,945
Series 2012-11A, Class ER4, 9.67% (3 mo. Term SOFR + 6.00%), 04/17/2034(c)	4,500,000	4,310,586
Series 2015-23A, Class DRR, 6.27% (3 mo. Term SOFR + 2.60%), 04/15/2033(c)	5,000,000	5,009,140
Series 2016-24A, Class DR, 9.73% (3 mo. Term SOFR + 6.06%), 10/20/2030(c)	2,550,000	2,535,246
Series 2019-32A, Class B1R, 5.17% (3 mo. Term SOFR + 1.50%), 01/20/2033(c)	7,160,000	7,177,657
Series 2020-34A, Class D2R2, 7.33% (3 mo. Term SOFR + 3.60%), 01/20/2039(c)	4,000,000	3,944,224
Series 2021-36A, Class D2R, 7.32% (3 mo. Term SOFR + 3.60%), 01/20/2039(c)	4,750,000	4,683,909
Series 2022-39A, Class D2R, 7.27% (3 mo. Term SOFR + 3.60%), 10/21/2038(c)	4,000,000	3,815,136
Series 2022-41A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/20/2037(c)	2,000,000	1,930,164
Series 2023-46A, Class D2R, 7.46% (3 mo. Term SOFR + 3.55%), 10/24/2038(c)	4,500,000	4,438,125
Series XXXA, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 10/18/2031(c)	9,000,000	9,007,857
Series XXXA, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 10/18/2031(c)	7,680,000	7,689,669
ARES CLO
Series 2015-2A, Class D2R2, 7.67% (3 mo. Term SOFR + 4.00%), 07/17/2038(c)	1,910,000	1,818,939
Series 2017-44A, Class A3R3, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034(c)	15,000,000	15,004,770

	Par	Value
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034(c)	$4,950,000	$4,888,788
Series 2019-53A, Class D1R2, 6.12% (3 mo. Term SOFR + 2.45%), 10/24/2036(c)	4,800,000	4,762,214
Series 2021-61A, Class A2R, 5.40% (3 mo. Term SOFR + 1.73%), 04/20/2037(c)	5,474,000	5,481,056
Series 2021-62A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 01/25/2034(c)	10,000,000	10,012,420
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039(c)	1,000,000	968,983
Series 2026-79A, Class D2, 0.00% (3 mo. Term SOFR + 3.55%), 04/20/2039(c)	3,000,000	3,005,544
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.17% (3 mo. Term SOFR + 1.50%), 10/20/2031(c)	4,750,000	4,752,237
Bain Capital Credit CLO
Series 2019-1A, Class AR3, 4.64% (3 mo. Term SOFR + 0.98%), 04/19/2034(c)	5,000,000	4,994,605
Series 2019-1A, Class BR3, 5.06% (3 mo. Term SOFR + 1.40%), 04/19/2034(c)	7,000,000	6,978,097
Bardot CLO
Series 2019-2A, Class ARR, 4.65% (3 mo. Term SOFR + 0.98%), 10/22/2032(c)	1,497,090	1,498,084
Series 2019-2A, Class BRR, 5.02% (3 mo. Term SOFR + 1.35%), 10/22/2032(c)	10,675,000	10,680,935
Series 2019-2A, Class DRR, 6.17% (3 mo. Term SOFR + 2.50%), 10/22/2032(c)	4,275,000	4,172,772
Basswood Park CLO Ltd.
Series 2021-1A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2034(c)	6,500,000	6,511,069
Series 2021-1A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 04/20/2034(c)	2,750,000	2,681,269
BCRED MML CLO, Series 2022-1A, Class C, 6.42% (3 mo. Term SOFR + 2.75%), 04/20/2035(c)	2,000,000	2,005,262
Benefit Street Partners CLO Ltd.
Series 2018-5BA, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 07/20/2037(c)	1,850,000	1,854,806
Series 2021-24A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 10/20/2034(c)	19,750,000	19,795,761

The accompanying notes are an integral part of these financial statements.

21

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2021-25A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 01/15/2035(c)	$9,250,000	$9,253,469
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class BRR, 5.22% (3 mo. Term SOFR + 1.55%), 04/20/2035(c)	7,500,000	7,522,830
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2, 5.68% (3 mo. Term SOFR + 2.01%), 10/20/2030(c)	7,330,000	7,357,568
Series 2018-1A, Class B, 5.63% (3 mo. Term SOFR + 1.96%), 07/30/2030(c)	9,496,770	9,526,457
Series 2018-3A, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 10/25/2030(c)	1,165,000	1,168,001
Series 2021-31A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/19/2034(c)	11,250,000	11,265,019
Bowling Green Park CLO LLC, Series 2019-1A, Class BRR, 5.12% (3 mo. Term SOFR + 1.45%), 04/18/2035(c)	8,540,000	8,558,165
Buckhorn Park CLO Ltd., Series 2019-1A, Class B1RR, 5.27% (3 mo. Term SOFR + 1.60%), 07/18/2034(c)	12,000,000	12,035,076
Carlyle Global Market Strategies
Series 2019-1A, Class A2R2, 5.07% (3 mo. Term SOFR + 1.40%), 04/20/2031(c)	10,000,000	10,008,990
Series 2019-1A, Class CR2, 6.27% (3 mo. Term SOFR + 2.60%), 04/20/2031(c)	2,000,000	2,003,282
Series 2021-9A, Class BR, 5.27% (3 mo. Term SOFR + 1.60%), 10/20/2034(c)	15,000,000	15,043,680
Carlyle Group, Inc.
Series 2015-4A, Class A2R3, 4.92% (3 mo. Term SOFR + 1.25%), 07/20/2032(c)	9,060,000	9,072,222
Series 2015-4A, Class BR3, 5.12% (3 mo. Term SOFR + 1.45%), 07/20/2032(c)	1,250,000	1,250,834
Series 2015-4A, Class CR2, 6.22% (3 mo. Term SOFR + 2.55%), 07/20/2032(c)	3,400,000	3,403,087
Series 2015-5A, Class A2R4, 4.87% (3 mo. Term SOFR + 1.20%), 01/20/2032(c)	9,370,000	9,379,885
Series 2015-5A, Class CR4, 6.12% (3 mo. Term SOFR + 2.45%), 01/20/2032(c)	10,100,000	10,114,413

	Par	Value
Cedar Funding Ltd., Series 2019-11A, Class A2R2, 4.97% (3 mo. Term SOFR + 1.30%), 05/29/2032(c)	$5,000,000	$4,997,040
Chenango Park CLO, Series 2018-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2030(c)	5,750,000	5,773,517
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 4.88% (3 mo. Term SOFR + 1.21%), 10/24/2030(c)	34,393	34,406
Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035(c)	1,750,000	1,716,577
Dryden Senior Loan Fund
Series 2016-45A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.08%), 10/15/2030(c)	3,435,830	3,436,992
Series 2016-45A, Class BRR, 5.32% (3 mo. Term SOFR + 1.65%), 10/15/2030(c)	6,350,000	6,366,910
Series 2019-80A, Class BRR, 5.17% (3 mo. Term SOFR + 1.50%), 01/17/2033(c)	10,500,000	10,516,065
Series 2020-78A, Class B1R, 5.62% (3 mo. Term SOFR + 1.95%), 04/17/2037(c)	1,210,000	1,211,724
Series 2020-83A, Class AR, 5.20% (3 mo. Term SOFR + 1.53%), 04/18/2037(c)	14,346,000	14,360,977
Series 2020-83A, Class B1R, 5.62% (3 mo. Term SOFR + 1.95%), 04/18/2037(c)	2,885,000	2,889,201
Series 2020-83A, Class C1R, 6.02% (3 mo. Term SOFR + 2.35%), 04/18/2037(c)	1,285,000	1,287,197
Series 2020-86A, Class A2R2, 5.15% (3 mo. Term SOFR + 1.48%), 07/17/2034(c)	11,420,000	11,439,722
Series 2020-86A, Class BR2, 5.27% (3 mo. Term SOFR + 1.60%), 07/17/2034(c)	10,000,000	10,019,920
Series 2022-108A, Class ER, 11.20% (3 mo. Term SOFR + 7.53%), 07/18/2037(c)	3,570,000	3,575,312
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 6.57% (3 mo. Term SOFR + 2.90%), 04/22/2035(c)	3,000,000	2,943,291
Series 2023-2A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 04/16/2036(c)	4,400,000	4,310,658
Fort Greene Park CLO
Series 2025-2A, Class BR, 5.02% (3 mo. Term SOFR + 1.35%), 04/22/2034(c)	19,500,000	19,519,656

The accompanying notes are an integral part of these financial statements.

22

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2025-2A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 04/22/2034(c)	$1,750,000	$1,726,401
Fortress Credit BSL Ltd., Series 2021-1A, Class BR, 5.27% (3 mo. Term SOFR + 1.60%), 04/20/2033(c)	8,250,000	8,251,592
Galaxy CLO Ltd., Series 2016-22A, Class BR4, 5.06% (3 mo. Term SOFR + 1.40%), 04/16/2034(c)	10,000,000	9,968,710
Goldentree Loan Opportunities Ltd.
Series 2020-8A, Class BRR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2034(c)	15,000,000	15,036,000
Series 2021-11A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2034(c)	15,000,000	15,036,015
Series 2021-9A, Class AR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037(c)	14,250,000	14,266,487
Series 2021-9A, Class DJ, 8.42% (3 mo. Term SOFR + 4.75%), 04/20/2037(c)	5,500,000	5,501,271
Series 2022-14A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 07/20/2037(c)	3,500,000	3,459,645
Series 2022-15A, Class DJ, 7.42% (3 mo. Term SOFR + 3.75%), 10/20/2038(c)	1,250,000	1,204,610
Series 2023-17A, Class DJ, 7.67% (3 mo. Term SOFR + 4.00%), 01/20/2039(c)	2,000,000	1,961,010
Series 2023-18A, Class ER, 8.42% (3 mo. Term SOFR + 4.75%), 01/20/2037(c)	1,000,000	969,207
Series 2025-26A, Class DJ, 7.57% (3 mo. Term SOFR + 3.90%), 07/20/2038(c)	1,250,000	1,249,064
Golub Capital Partners CLO Ltd., Series 2024-72A, Class B, 5.77% (3 mo. Term SOFR + 2.10%), 04/25/2037(c)	1,280,000	1,280,876
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.07% (3 mo. Term SOFR + 1.40%), 01/20/2031(c)	12,120,000	12,128,811
Highbridge Loan Management Ltd., Series 5A-2015, Class B1R3, 5.20% (3 mo. Term SOFR + 1.53%), 10/15/2030(c)	7,500,000	7,506,158
Invesco CLO Ltd., Series 2024-1RA, Class BR, 5.77% (3 mo. Term SOFR + 2.10%), 04/15/2037(c)	11,625,000	11,631,522
KKR CLO Trust
Series 15A, Class BR2, 5.22% (3 mo. Term SOFR + 1.55%), 01/18/2032(c)	3,350,000	3,355,564

	Par	Value
Series 20A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/16/2030(c)	$13,068,518	$13,072,203
Series 23A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2031(c)	10,480,000	10,495,898
KKR Static CLO Trust, Series 2022-1A, Class AR2, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2031(c)	4,285,351	4,285,651
LCM LP
Series 15A, Class DR, 7.63% (3 mo. Term SOFR + 3.96%), 07/20/2030(c)	3,277,718	3,290,334
Series 16A, Class BR2, 5.68% (3 mo. Term SOFR + 2.01%), 10/15/2031(c)	1,276,724	1,277,134
Series 16A, Class CR2, 6.08% (3 mo. Term SOFR + 2.41%), 10/15/2031(c)	5,100,000	5,113,785
Series 17A, Class BRR, 5.53% (3 mo. Term SOFR + 1.86%), 10/15/2031(c)	742,595	742,773
Series 27A, Class C, 5.88% (3 mo. Term SOFR + 2.21%), 07/16/2031(c)	2,700,000	2,709,893
Series 29A, Class BR, 5.53% (3 mo. Term SOFR + 1.86%), 04/15/2031(c)	5,005,000	5,016,917
Madison Park Funding Ltd.
Series 13A, Class BR2, 4.97% (3 mo. Term SOFR + 1.30%), 11/21/2030(c)	11,700,000	11,733,509
Series 13A, Class CR2, 5.37% (3 mo. Term SOFR + 1.70%), 11/21/2030(c)	3,853,500	3,862,452
Series 2016-24A, Class BR2, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2029(c)	2,379,202	2,380,142
Series 2016-24A, Class CR2, 5.72% (3 mo. Term SOFR + 2.05%), 10/20/2029(c)	5,250,000	5,254,819
Series 2018-30A, Class XR, 4.62% (3 mo. Term SOFR + 0.95%), 07/16/2037(c)	2,250,000	2,250,765
Series 2020-46A, Class B1RR, 5.17% (3 mo. Term SOFR + 1.50%), 10/15/2034(c)	1,750,000	1,750,625
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037(c)	9,820,000	9,829,231
Magnetite CLO Ltd.
Series 2016-17A, Class AR2, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037(c)	19,090,000	19,114,683
Series 2017-19A, Class ARR, 4.72% (3 mo. Term SOFR + 1.05%), 04/17/2034(c)	10,000,000	10,014,220

The accompanying notes are an integral part of these financial statements.

23

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2017-19A, Class CRR, 5.42% (3 mo. Term SOFR + 1.75%), 04/17/2034(c)	$10,000,000	$10,026,090
Series 2017-19A, Class ERR, 8.77% (3 mo. Term SOFR + 5.10%), 04/17/2034(c)	4,750,000	4,578,687
Series 2019-23A, Class DR2, 5.90% (3 mo. Term SOFR + 2.25%), 01/25/2035(c)	8,500,000	8,394,753
Series 2019-23A, Class ER2, 8.25% (3 mo. Term SOFR + 4.60%), 01/25/2035(c)	5,000,000	4,670,380
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035(c)	3,000,000	2,965,605
Series 2020-27A, Class ERR, 8.42% (3 mo. Term SOFR + 4.75%), 10/20/2038(c)	4,450,000	4,154,769
Series 2021-31A, Class BR, 4.97% (3 mo. Term SOFR + 1.30%), 07/15/2034(c)	10,000,000	10,019,390
Series 2021-31A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 07/15/2034(c)	5,500,000	5,395,737
Series 2022-32A, Class D2R, 7.32% (3 mo. Term SOFR + 3.65%), 10/15/2037(c)	3,500,000	3,374,175
Series 2023-37A, Class D2R, 7.17% (3 mo. Term SOFR + 3.50%), 10/25/2038(c)	2,500,000	2,466,010
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037(c)	3,900,002	3,910,828
Series 2025-45A, Class D1, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2038(c)	1,690,000	1,678,799
Series 2025-50A, Class D2, 7.57% (3 mo. Term SOFR + 3.90%), 07/25/2038(c)	1,400,000	1,398,946
Series 2025-51A, Class D2, 7.39% (3 mo. Term SOFR + 3.50%), 10/25/2038(c)	2,750,000	2,714,899
Series 2025-52A, Class D2, 7.10% (3 mo. Term SOFR + 3.45%), 01/25/2039(c)	4,850,000	4,780,417
Marathon CLO Ltd., Series 2021-16A, Class A1JR, 5.15% (3 mo. Term SOFR + 1.48%), 04/15/2034(c)	8,000,000	8,009,632
Marble Point CLO
Series 2019-1A, Class A1R2, 4.71% (3 mo. Term SOFR + 1.04%), 07/23/2032(c)	3,133,273	3,133,590
Series 2021-3A, Class A2R, 5.07% (3 mo. Term SOFR + 1.40%), 10/17/2034(c)	10,000,000	9,989,210

	Par	Value
MidOcean Credit CLO, Series 2024-15A, Class A1, 5.20% (3 mo. Term SOFR + 1.53%), 07/21/2037(c)	$1,250,000	$1,254,259
Neuberger Berman CLO Ltd.
Series 2018-27A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 07/15/2038(c)	1,500,000	1,502,494
Series 2019-34A, Class D2R2, 7.77% (3 mo. Term SOFR + 4.10%), 07/20/2039(c)	1,500,000	1,502,836
Series 2020-39A, Class ER, 10.87% (3 mo. Term SOFR + 7.20%), 04/20/2038(c)	3,625,000	3,499,793
Series 2021-41A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034(c)	1,178,000	1,182,009
Series 2021-43A, Class BR, 5.12% (3 mo. Term SOFR + 1.45%), 07/17/2036(c)	14,440,000	14,470,959
Series 2021-43A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 07/17/2036(c)	5,000,000	4,920,410
Series 2021-45A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/14/2036(c)	20,000,000	20,068,220
Series 2021-46A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2037(c)	1,500,000	1,472,922
Series 2025-62A, Class D2, 7.36% (3 mo. Term SOFR + 3.60%), 10/17/2039(c)	4,000,000	3,949,612
Series 2026-63A, Class D2, 0.00% (3 mo. Term SOFR + 3.25%), 04/16/2039(c)	3,500,000	3,506,465
Oaktree CLO Ltd.
Series 2019-4A, Class BRR, 5.59% (3 mo. Term SOFR + 1.92%), 07/20/2037(c)	2,200,000	2,205,460
Series 2024-25A, Class B, 5.72% (3 mo. Term SOFR + 2.05%), 04/20/2037(c)	1,000,000	1,001,379
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 5.63% (3 mo. Term SOFR + 1.96%), 01/25/2031(c)	1,500,000	1,503,531
Series 2014-1A, Class CR4, 5.90% (3 mo. Term SOFR + 2.25%), 02/14/2031(c)	5,000,000	5,007,800
Series 2016-1A, Class A2RR, 5.39% (3 mo. Term SOFR + 1.72%), 04/24/2037(c)	2,500,000	2,502,643
Series 2016-1A, Class B2R, 2.40%, 07/15/2030(c)	3,826,895	3,779,020
Series 2016-1A, Class CR, 5.73% (3 mo. Term SOFR + 2.06%), 07/15/2030(c)	6,220,000	6,232,166

The accompanying notes are an integral part of these financial statements.

24

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2021-1A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2034(c)	$14,750,000	$14,784,249
Octagon Investment Partners XXII LLC
Series 2014-1A, Class CRR, 5.83% (3 mo. Term SOFR + 2.16%), 01/22/2030(c)	3,970,000	3,977,801
Series 2014-1A, Class DRR, 6.68% (3 mo. Term SOFR + 3.01%), 01/22/2030(c)	1,750,000	1,754,041
OHA Credit Funding
Series 2018-1A, Class CR, 6.12% (3 mo. Term SOFR + 2.45%), 04/20/2037(c)	2,200,000	2,203,362
Series 2025-24A, Class D2, 7.17% (3 mo. Term SOFR + 3.50%), 01/20/2039(c)	3,000,000	2,956,980
OHA Loan Funding Ltd., Series 2013-1A, Class D1R3, 6.97% (3 mo. Term SOFR + 3.30%), 04/23/2037(c)	1,000,000	999,927
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031(c)	2,000,000	2,001,608
Series 2024-1A, Class BR, 5.11% (3 mo. Term SOFR + 1.45%), 10/15/2032(c)	4,700,000	4,700,000
Series 2024-2A, Class A2R, 0.00% (3 mo. Term SOFR + 1.15%), 01/15/2033(c)	6,000,000	6,000,000
Series 2024-2A, Class BR, 0.00% (3 mo. Term SOFR + 1.50%), 01/15/2033(c)	10,000,000	10,000,000
Series 2024-2A, Class CR, 0.00% (3 mo. Term SOFR + 1.95%), 01/15/2033(c)	6,750,000	6,750,000
Series 2024-3A, Class A2R, 4.81% (3 mo. Term SOFR + 1.15%), 08/08/2032(c)	1,750,000	1,748,112
Series 2024-3A, Class BR, 5.11% (3 mo. Term SOFR + 1.45%), 08/08/2032(c)	4,800,000	4,784,981
Series 2024-3A, Class CR, 5.51% (3 mo. Term SOFR + 1.85%), 08/08/2032(c)	2,500,000	2,491,847
Shackleton CLO Ltd., Series 2019-14A, Class A1RR, 4.87% (3 mo. Term SOFR + 1.20%), 07/20/2034(c)	2,000,000	2,003,382
Sixth Street CLO, Series 2024-25A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 07/24/2037(c)	1,000,000	1,003,483
Sound Point CLO Ltd., Series 2018-1A, Class B2AR, 2.73%, 04/15/2031(c)	2,000,000	1,956,922

	Par	Value
Southwick Park CLO, Series 2019-4A, Class DRR, 6.37% (3 mo. Term SOFR + 2.70%), 07/20/2032(c)	$2,180,000	$2,093,495
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.42% (3 mo. Term SOFR + 1.75%), 04/15/2032(c)	10,000,000	10,015,780
Stratus CLO Ltd., Series 2025-1A, Class B, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2033(c)	5,000,000	5,004,885
Symphony CLO Ltd.
Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(c)	2,837,967	2,841,878
Series 2020-23A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2034(c)	8,750,000	8,751,732
Series 2024-43A, Class C, 6.22% (3 mo. Term SOFR + 2.55%), 04/15/2037(c)	4,750,000	4,759,666
Thompson Park CLO Ltd.
Series 2021-1A, Class B1R, 5.17% (3 mo. Term SOFR + 1.50%), 04/15/2034(c)	10,000,000	10,017,100
Series 2021-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2034(c)	5,000,000	4,879,860
Series 2021-1A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 04/15/2034(c)	3,250,000	2,999,165
Unity-Peace Park CLO Ltd.
Series 2022-1A, Class A2R, 4.91% (3 mo. Term SOFR + 1.25%), 04/20/2035(c)	4,265,000	4,260,398
Series 2022-1A, Class BR, 5.06% (3 mo. Term SOFR + 1.40%), 04/20/2035(c)	7,500,000	7,476,533
Voya CLO Ltd.
Series 2021-1A, Class BR, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2034(c)	10,000,000	9,991,830
Series 2022-4A, Class A1R, 5.18% (3 mo. Term SOFR + 1.51%), 04/20/2037(c)	3,750,000	3,754,440
Wellfleet CLO Ltd., Series 2019-1A, Class A2RR, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2032(c)	10,000,000	10,013,360
Whetstone Park CLO Ltd., Series 2021-1A, Class B2, 2.79%, 01/20/2035(c)	1,400,000	1,307,939
Wonder Lake Park CLO Ltd., Series 2025-1A, Class D2, 7.67% (3 mo. Term SOFR + 4.00%), 07/24/2038(c)	3,500,000	3,431,768

The accompanying notes are an integral part of these financial statements.

25

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Zais CLO Ltd., Series 2018-11A, Class A2R, 5.07% (3 mo. Term SOFR + 1.40%), 01/20/2032(c)	$5,000,000	$5,004,470
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,001,197,784)		998,188,821
ASSET-BACKED SECURITIES - 6.1%
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029(c)	2,807,944	2,835,784
Series 2023-3, Class C, 6.44%, 10/12/2029(c)	1,808,260	1,814,739
Series 2023-3, Class D, 6.82%, 10/12/2029(c)	7,485,000	7,663,968
Series 2023-4, Class C, 6.99%, 09/12/2030(c)	3,625,431	3,652,319
Series 2023-4, Class D, 7.65%, 09/12/2030(c)	7,490,000	7,770,981
Series 2024-1, Class C, 5.63%, 01/14/2030(c)	2,504,329	2,513,779
Series 2024-1, Class E, 7.98%, 11/12/2031(c)	3,000,000	3,109,509
Series 2024-2, Class C, 6.24%, 04/12/2030(c)	4,113,926	4,142,425
Series 2024-2, Class D, 6.53%, 04/12/2030(c)	7,750,000	7,915,460
Series 2024-3, Class B, 5.66%, 08/14/2028(c)	3,607,211	3,610,889
Series 2024-3, Class C, 5.73%, 07/12/2030(c)	6,350,000	6,402,037
Series 2024-3, Class D, 6.04%, 07/12/2030(c)	4,600,000	4,698,835
Series 2024-4, Class C, 4.91%, 08/12/2031(c)	3,070,000	3,086,369
Series 2024-4, Class E, 7.19%, 04/12/2032(c)	3,075,000	3,176,163
Series 2025-1, Class C, 5.09%, 08/12/2031(c)	11,875,000	11,987,314
Series 2025-1, Class D, 5.54%, 08/12/2031(c)	7,000,000	7,142,799
Series 2025-3, Class A, 4.73%, 01/12/2029(c)	8,997,331	9,019,660
Series 2025-3, Class C, 4.95%, 07/12/2032(c)	5,000,000	5,064,717
Series 2025-4, Class C, 4.83%, 01/13/2031(c)	5,000,000	5,060,901
Series 2026-1, Class A, 4.16%, 07/12/2029(c)	13,500,000	13,502,781
Series 2026-1, Class C, 4.55%, 01/12/2033(c)	7,000,000	7,050,971
CarMax Auto Owner Trust
Series 2022-3, Class D, 6.20%, 01/16/2029	6,265,000	6,308,338
Series 2024-1, Class B, 5.17%, 08/15/2029	4,400,000	4,500,531

	Par	Value
CNH Equipment Trust, Series 2023-B, Class A3, 5.60%, 02/15/2029	$3,676,449	$3,732,862
CPS Auto Trust
Series 2021-D, Class E, 4.06%, 12/15/2028(c)	9,024,133	8,995,751
Series 2023-A, Class C, 5.54%, 04/16/2029(c)	308,649	308,994
Series 2024-C, Class B, 5.68%, 12/15/2028(c)	3,711,546	3,724,327
Series 2024-D, Class A, 4.91%, 06/15/2028(c)	651,155	651,662
Series 2025-C, Class A, 4.71%, 03/15/2029(c)	6,536,731	6,554,453
Series 2026-A, Class A, 4.19%, 12/17/2029(c)	9,494,210	9,501,431
Series 2026-A, Class B, 4.43%, 09/16/2030(c)	5,000,000	5,022,576
Series 2026-A, Class C, 4.63%, 05/17/2032(c)	5,000,000	5,040,103
Enterprise Fleet Financing LLC
Series 2024-1, Class A2, 5.23%, 03/20/2030(c)	3,173,808	3,197,728
Series 2024-3, Class A2, 5.31%, 04/20/2027(c)	1,066,090	1,069,385
Series 2024-3, Class A3, 4.98%, 08/21/2028(c)	3,000,000	3,040,547
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 04/15/2027	245,272	245,048
Series 2021-2A, Class E, 2.90%, 07/17/2028(c)	2,070,000	2,068,616
Series 2021-3A, Class E, 3.04%, 12/15/2028(c)	11,250,000	11,223,595
Series 2022-1A, Class E, 5.02%, 10/15/2029(c)	2,000,000	1,993,483
Series 2022-2A, Class D, 4.56%, 07/17/2028	1,734,177	1,735,524
Series 2022-6A, Class C, 6.32%, 05/15/2028	1,907,234	1,910,869
Series 2023-1A, Class D, 6.69%, 06/15/2029	2,647,552	2,688,658
Series 2023-4A, Class C, 6.51%, 08/15/2028	2,317,595	2,330,688
Series 2023-4A, Class D, 6.95%, 12/17/2029	2,635,000	2,704,484
Series 2023-5A, Class B, 6.58%, 04/17/2028	182,083	182,309
Series 2024-1A, Class B, 5.29%, 08/15/2028	2,592,981	2,598,958
Series 2024-2A, Class C, 5.74%, 05/15/2029	4,779,654	4,817,628
Series 2024-3A, Class C, 5.70%, 07/16/2029	3,350,000	3,399,305
Series 2024-4A, Class A3, 5.28%, 08/15/2030	77,779	77,829
Series 2024-4A, Class B, 5.29%, 08/15/2030	1,800,000	1,807,304

The accompanying notes are an integral part of these financial statements.

26

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2024-4A, Class C, 5.48%, 08/15/2030	$4,400,000	$4,465,827
Series 2024-4A, Class E, 7.65%, 02/17/2032(c)	2,000,000	2,108,574
Series 2024-5A, Class C, 4.64%, 01/15/2030	2,520,000	2,536,942
Series 2024-5A, Class E, 7.22%, 05/17/2032(c)	5,265,000	5,519,215
Series 2025-1A, Class C, 5.09%, 05/15/2031	7,750,000	7,868,574
Series 2025-3A, Class C, 5.09%, 10/15/2031	5,000,000	5,104,605
Series 2025-5A, Class A2, 4.38%, 06/15/2028	6,500,000	6,509,268
Series 2025-5A, Class C, 4.68%, 03/15/2032	5,500,000	5,580,567
First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.13%, 05/15/2028(c)	1,110,885	1,109,848
GLS Auto Receivables Trust
Series 2020-4A, Class E, 3.51%, 10/15/2027(c)	2,485,406	2,482,420
Series 2021-1A, Class E, 3.14%, 01/18/2028(c)	1,774,128	1,773,068
Series 2021-2A, Class E, 2.87%, 05/15/2028(c)	10,585,925	10,573,895
Series 2021-3A, Class E, 3.20%, 10/16/2028(c)	5,700,000	5,690,854
Series 2021-4A, Class E, 4.43%, 10/16/2028(c)	10,000,000	10,007,970
Series 2023-1A, Class C, 6.38%, 12/15/2028(c)	770,270	771,411
Series 2023-2A, Class C, 5.69%, 03/15/2029(c)	5,570,604	5,592,555
Series 2023-3A, Class C, 6.01%, 05/15/2029(c)	7,790,069	7,840,644
Series 2023-4A, Class B, 6.57%, 03/15/2028(c)	1,783,812	1,787,217
Series 2024-1A, Class B, 5.49%, 07/17/2028(c)	4,930,335	4,943,090
Series 2024-1A, Class C, 5.64%, 12/17/2029(c)	3,500,000	3,540,562
Series 2024-2A, Class B, 5.77%, 11/15/2028(c)	9,507,142	9,559,546
Series 2024-2A, Class C, 6.03%, 02/15/2030(c)	3,250,000	3,314,999
Series 2024-2A, Class D, 6.19%, 02/15/2030(c)	5,000,000	5,169,080
Series 2024-3A, Class A3, 5.02%, 04/17/2028(c)	4,682,816	4,688,492
Series 2024-3A, Class B, 5.08%, 01/16/2029(c)	7,137,000	7,178,384
Series 2024-3A, Class C, 5.21%, 02/18/2031(c)	3,500,000	3,552,282
Series 2024-4A, Class A3, 4.75%, 07/17/2028(c)	9,494,174	9,510,782

	Par	Value
Series 2024-4A, Class B, 4.89%, 04/16/2029(c)	$10,000,000	$10,073,120
Series 2024-4A, Class C, 5.10%, 06/17/2030(c)	5,000,000	5,073,181
Series 2024-4A, Class E, 7.51%, 08/15/2031(c)	5,000,000	5,240,203
Series 2025-4A, Class A2, 4.37%, 10/16/2028(c)	5,000,000	5,008,808
Series 2025-4A, Class C, 4.74%, 08/15/2031(c)	7,000,000	7,105,238
Series 2026-1A, Class C, 4.56%, 11/17/2031(c)	5,814,000	5,861,245
GLS Auto Select Receivables Trust
Series 2023-1A, Class B, 6.09%, 03/15/2029(c)	750,000	766,004
Series 2024-4A, Class B, 4.50%, 11/15/2030(c)	3,380,000	3,414,272
Series 2024-4A, Class C, 4.75%, 11/15/2030(c)	3,700,000	3,759,221
Series 2026-1A, Class C, 4.80%, 02/17/2032(c)	5,500,000	5,557,466
NextGear Floorplan Master Trust, Series 2024-1A, Class A2, 5.12%, 03/15/2029(c)	10,000,000	10,141,124
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class A, 5.36%, 04/16/2035(c)	7,500,000	7,849,047
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class C, 3.76%, 07/16/2029	3,255,974	3,253,821
Series 2023-4, Class A3, 5.73%, 04/17/2028	369,695	370,060
Series 2023-4, Class B, 5.77%, 12/15/2028	4,574,000	4,607,638
Series 2023-5, Class B, 6.16%, 12/17/2029	4,500,000	4,552,277
Series 2023-6, Class A3, 5.93%, 07/17/2028	1,979,433	1,983,377
Series 2023-6, Class C, 6.40%, 03/17/2031	5,000,000	5,177,097
Series 2024-1, Class C, 5.45%, 03/15/2030	1,000,000	1,013,051
Series 2024-2, Class B, 5.78%, 07/16/2029	10,000,000	10,118,876
Series 2024-3, Class B, 5.55%, 09/17/2029	8,600,000	8,705,172
Series 2024-3, Class C, 5.64%, 08/15/2030	3,500,000	3,580,214
Series 2024-4, Class C, 4.95%, 04/15/2030	6,500,000	6,596,674
Series 2024-5, Class C, 4.78%, 01/15/2031	5,290,000	5,347,128
Series 2025-1, Class C, 5.04%, 03/17/2031	7,000,000	7,119,960
Series 2025-3, Class A2, 4.63%, 10/16/2028	12,397,996	12,430,022

The accompanying notes are an integral part of these financial statements.

27

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-4, Class A2, 4.28%, 01/15/2029	$9,000,000	$9,020,495
Series 2026-1, Class D, 4.75%, 04/15/2032	3,250,000	3,268,582
Santander Consumer USA, Inc.
Series 2022-5, Class C, 4.74%, 10/16/2028	741,863	742,235
Series 2022-6, Class D, 5.69%, 02/18/2031	9,505,000	9,614,622
Series 2022-7, Class C, 6.69%, 03/17/2031	9,453,249	9,627,098
Series 2023-1, Class C, 5.09%, 05/15/2030	8,161,604	8,211,702
Series 2023-2, Class B, 5.24%, 05/15/2028	222,528	222,769
Series 2023-2, Class C, 5.47%, 12/16/2030	5,000,000	5,076,682
Series 2024-1, Class B, 5.31%, 01/16/2029	6,666,813	6,690,175
Series 2024-2, Class C, 4.67%, 05/17/2032	3,750,000	3,783,976
Series 2025-2, Class A2, 4.29%, 10/16/2028	6,554,470	6,559,169
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/2028(c)	2,003,225	2,010,093
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 09/15/2027(c)	5,337,536	5,350,680
Series 2022-3A, Class C, 6.44%, 12/15/2027(c)	738,895	739,859
Series 2023-1A, Class C, 5.74%, 08/15/2028(c)	3,747,487	3,762,683
Series 2023-1A, Class D, 6.79%, 11/15/2028(c)	1,485,000	1,516,750
Series 2023-2A, Class C, 6.29%, 03/15/2028(c)	3,755,661	3,765,445
Series 2023-3A, Class B, 5.92%, 09/15/2028(c)	1,055,362	1,056,957
Series 2023-3A, Class C, 6.02%, 09/15/2028(c)	6,350,000	6,406,650
Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	8,060,000	8,195,771
Series 2024-1A, Class B, 5.55%, 11/15/2027(c)	9,198,219	9,225,023
Series 2024-1A, Class C, 5.65%, 02/15/2029(c)	6,330,000	6,400,150
Series 2024-2A, Class B, 5.62%, 03/15/2030(c)	7,000,000	7,062,368
Series 2024-2A, Class C, 5.68%, 03/15/2030(c)	5,000,000	5,086,757
Series 2024-3A, Class C, 4.92%, 11/15/2029(c)	5,000,000	5,049,459
Series 2025-1A, Class C, 5.14%, 10/15/2030(c)	6,500,000	6,598,339

	Par	Value
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 02/15/2030	$1,867,119	$1,875,731
TOTAL ASSET-BACKED SECURITIES (Cost $637,156,177)		643,060,573
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(h)	30,508,646	1,160,549
Federal Home Loan Mortgage Corp.
Pool WA3427, 3.33%, 07/01/2041	3,866,557	3,414,609
Pool WA3428, 3.05%, 11/01/2041	3,305,193	2,818,559
Series K120, Class X1, 1.03%, 10/25/2030(d)(h)	198,556,189	7,697,825
Series K123, Class X1, 0.76%, 12/25/2030(d)(h)	77,773,283	2,330,352
Series K-1518, Class X1, 0.86%, 10/25/2035(d)(h)	59,224,208	3,463,384
Series K-1520, Class X1, 0.47%, 02/25/2036(d)(h)	49,357,447	1,646,485
Series K-167, Class X1, 0.15%, 10/25/2034(d)(h)	398,654,613	6,314,251
Series K-172, Class X1, 0.15%, 08/25/2035(d)(h)	331,961,372	5,361,575
Series K538, Class X1, 0.56%, 01/25/2030(d)(h)	148,380,952	3,077,510
Series K540, Class X1, 0.44%, 02/25/2030(d)(h)	687,738,961	11,984,745
Series K545, Class X1, 0.15%, 07/25/2030(d)(h)	663,018,157	5,652,362
Series K546, Class X1, 0.89%, 05/25/2030(d)(h)	41,415,539	1,397,779
Series K547, Class X1, 0.40%, 05/25/2030(d)(h)	153,964,939	2,542,685
Series K556, Class X1, 0.32%, 01/25/2031(d)(h)	79,830,000	1,115,624
Federal National Mortgage Association
Pool BS3782, 2.44%, 11/01/2046	14,750,000	10,027,705
Pool BZ0164, 2.80%, 06/01/2041	1,728,831	1,449,754
Series 2020-M13, Class X3, 1.12%, 12/25/2049(d)(h)	130,762,872	7,980,131
Series 2025-M6, Class X, 0.66%, 10/25/2035(d)(h)	149,913,400	7,745,336
Freddie Mac Multiclass Certificates Series
Series 2020-RR09, Class CX, 2.68%, 08/27/2029(d)(h)	42,360,000	2,312,915
Series 2021-RR17, Class X, 2.04%, 08/27/2027(d)(h)	70,015,000	940,084

The accompanying notes are an integral part of these financial statements.

28

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Freddie Mac Multifamily ML Certificates
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(c)(d)(h)	$10,229,127	$683,101
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(c)(d)(h)	23,810,964	2,896,128
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(h)	31,447,792	3,582,218
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(c)(d)(h)	42,329,089	4,482,227
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(c)(d)(h)	13,672,436	1,885,702
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(c)(d)(h)	37,962,798	3,936,363
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(c)(h)	32,731,815	1,544,614
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041(c)(d)(h)	17,394,207	1,532,604
Freddie Mac Multifamily Structured Pass Through Certificates
Series K061, Class XAM, 0.06%, 11/25/2026(d)(h)	72,512,000	74,412
Series K062, Class XAM, 0.18%, 12/25/2026(d)(h)	79,423,000	142,628
Series K063, Class X1, 0.25%, 01/25/2027(d)(h)	332,856,595	732,218
Series K064, Class X1, 0.58%, 03/25/2027(d)(h)	114,909,980	534,148
Series K065, Class XAM, 0.56%, 05/25/2027(d)(h)	57,193,000	386,951
Series K066, Class X1, 0.73%, 06/25/2027(d)(h)	29,000,194	197,900
Series K067, Class X1, 0.56%, 07/25/2027(d)(h)	37,844,066	232,877
Series K068, Class X1, 0.40%, 08/25/2027(d)(h)	95,464,178	522,886
Series K069, Class X1, 0.34%, 09/25/2027(d)(h)	27,007,298	125,060
Series K073, Class X1, 0.30%, 01/25/2028(d)(h)	142,716,309	746,135
Series K073, Class XAM, 0.20%, 01/25/2028(d)(h)	54,203,000	220,178
Series K080, Class X1, 0.12%, 07/25/2028(d)(h)	408,433,340	1,397,781
Series K081, Class X1, 0.07%, 08/25/2028(d)(h)	147,853,473	389,860
Series K084, Class X1, 0.21%, 10/25/2028(d)(h)	324,847,841	1,689,599
Series K089, Class XAM, 0.46%, 01/25/2029(d)(h)	53,965,000	756,093
Series K090, Class XAM, 0.63%, 03/25/2029(d)(h)	50,517,000	967,795
Series K091, Class XAM, 0.49%, 03/25/2029(d)(h)	53,659,000	854,326

	Par	Value
Series K093, Class X1, 0.94%, 05/25/2029(d)(h)	$66,799,204	$1,692,365
Series K094, Class X1, 0.87%, 06/25/2029(d)(h)	200,206,740	5,124,972
Series K095, Class X1, 0.94%, 06/25/2029(d)(h)	44,015,062	1,166,161
Series K097, Class X1, 1.08%, 07/25/2029(d)(h)	70,214,884	2,272,814
Series K097, Class XAM, 1.35%, 09/25/2051(d)(h)	66,115,000	2,935,506
Series K098, Class X1, 1.13%, 08/25/2029(d)(h)	76,676,076	2,679,024
Series K098, Class XAM, 1.39%, 08/25/2029(d)(h)	24,691,000	1,099,920
Series K099, Class X1, 0.87%, 09/25/2029(d)(h)	202,607,146	5,315,581
Series K100, Class XAM, 0.91%, 09/25/2029(d)(h)	62,086,000	1,939,356
Series K101, Class XAM, 1.09%, 10/25/2029(d)(h)	65,686,000	2,413,442
Series K102, Class X1, 0.82%, 10/25/2029(d)(h)	168,686,551	4,273,893
Series K103, Class X1, 0.63%, 11/25/2029(d)(h)	278,618,635	5,759,883
Series K105, Class X1, 1.51%, 01/25/2030(d)(h)	60,632,634	3,035,809
Series K105, Class XAM, 1.77%, 01/25/2030(d)(h)	64,122,000	4,003,117
Series K107, Class X1, 1.58%, 01/25/2030(d)(h)	45,100,218	2,387,772
Series K107, Class XAM, 1.55%, 02/25/2030(d)(h)	118,898,000	6,638,206
Series K108, Class X1, 1.69%, 03/25/2030(d)(h)	154,358,458	8,899,228
Series K108, Class XAM, 1.66%, 03/25/2030(d)(h)	70,601,000	4,311,434
Series K110, Class X1, 1.64%, 04/25/2030(d)(h)	35,532,233	1,977,930
Series K111, Class X1, 1.56%, 05/25/2030(d)(h)	106,856,062	5,939,220
Series K112, Class X1, 1.43%, 05/25/2030(d)(h)	150,109,093	7,583,481
Series K112, Class XAM, 1.67%, 05/25/2030(d)(h)	44,272,000	2,816,306
Series K113, Class X1, 1.37%, 06/25/2030(d)(h)	148,333,297	7,219,930
Series K114, Class X1, 1.11%, 06/25/2030(d)(h)	139,997,762	5,702,389
Series K114, Class XAM, 1.34%, 06/25/2030(d)(h)	54,977,000	2,849,035
Series K115, Class X1, 1.31%, 06/25/2030(d)(h)	60,297,178	2,889,959
Series K115, Class XAM, 1.54%, 07/25/2030(d)(h)	40,865,759	2,461,365
Series K116, Class X1, 1.41%, 07/25/2030(d)(h)	106,335,644	5,337,039

The accompanying notes are an integral part of these financial statements.

29

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series K116, Class XAM, 1.60%, 08/25/2030(d)(h)	$23,000,000	$1,456,855
Series K118, Class X1, 0.95%, 09/25/2030(d)(h)	159,473,079	5,765,271
Series K118, Class XAM, 1.17%, 09/25/2030(d)(h)	35,916,184	1,718,421
Series K119, Class XAM, 1.13%, 10/25/2030(d)(h)	51,000,000	2,381,175
Series K121, Class XAM, 1.20%, 11/25/2030(d)(h)	70,786,000	3,593,841
Series K122, Class X1, 0.87%, 11/25/2030(d)(h)	252,071,036	8,603,184
Series K122, Class XAM, 1.08%, 11/25/2030(d)(h)	35,211,000	1,615,629
Series K123, Class XAM, 0.97%, 12/25/2030(d)(h)	108,000,000	4,512,866
Series K124, Class XAM, 0.94%, 01/25/2031(d)(h)	89,626,000	3,646,819
Series K125, Class X1, 0.57%, 01/25/2031(d)(h)	319,598,532	7,663,781
Series K125, Class XAM, 0.78%, 01/25/2031(d)(h)	103,992,000	3,720,761
Series K127, Class XAM, 0.50%, 02/25/2031(d)(h)	186,332,000	4,136,608
Series K128, Class X1, 0.51%, 03/25/2031(d)(h)	196,733,716	4,150,668
Series K128, Class XAM, 0.73%, 03/25/2031(d)(h)	37,700,000	1,273,830
Series K129, Class XAM, 1.21%, 05/25/2031(d)(h)	31,700,000	1,757,179
Series K130, Class X1, 1.03%, 06/25/2031(d)(h)	142,054,661	6,496,728
Series K130, Class XAM, 1.21%, 07/25/2031(d)(h)	43,372,188	2,552,488
Series K131, Class X1, 0.72%, 07/25/2031(d)(h)	143,587,993	4,821,110
Series K138, Class XAM, 0.69%, 01/25/2055(d)(h)	195,000,000	7,153,244
Series K141, Class X1, 0.30%, 02/25/2032(d)(h)	208,361,671	3,585,196
Series K141, Class XAM, 0.32%, 02/25/2032(d)(h)	195,000,000	3,628,833
Series K145, Class X1, 0.32%, 05/25/2032(d)(h)	103,886,001	1,955,363
Series K149, Class X1, 0.27%, 08/25/2032(d)(h)	517,649,267	9,148,105
Series K1511, Class X1, 0.77%, 03/25/2034(d)(h)	128,452,386	5,700,640
Series K1512, Class X1, 0.90%, 04/25/2034(d)(h)	46,661,962	2,321,549
Series K1513, Class X1, 0.85%, 08/25/2034(d)(h)	99,774,234	4,954,948
Series K1514, Class X1, 0.58%, 10/25/2034(d)(h)	79,930,413	3,022,728

	Par	Value
Series K1515, Class X1, 1.51%, 02/25/2035(d)(h)	$89,794,888	$8,665,431
Series K1516, Class X1, 1.50%, 05/25/2035(d)(h)	41,061,255	4,350,797
Series K1517, Class X1, 1.32%, 07/25/2035(d)(h)	88,951,480	8,021,155
Series K152, Class X1, 0.96%, 01/25/2031(d)(h)	27,627,133	989,438
Series K1521, Class X1, 0.98%, 08/25/2036(d)(h)	94,715,119	7,090,942
Series K155, Class X1, 0.12%, 04/25/2033(d)(h)	238,511,549	2,123,659
Series K155, Class X1, 0.26%, 04/25/2033(d)(h)	254,962,861	4,916,168
Series K160, Class X1, 0.21%, 08/25/2033(d)(h)	253,952,853	4,377,614
Series K164, Class X1, 0.28%, 05/25/2034(d)(h)	356,993,980	8,456,009
Series K165, Class X1, 0.60%, 09/25/2034(d)(h)	304,798,667	13,782,173
Series K169, Class X1, 0.25%, 12/25/2034(d)(h)	198,844,719	4,453,784
Series K513, Class X1, 0.69%, 12/25/2028(d)(h)	107,662,679	1,922,855
Series K522, Class X1, 0.42%, 05/25/2029(d)(h)	122,874,174	1,596,688
Series K528, Class X1, 1.01%, 07/25/2029(d)(h)	100,000,000	2,622,360
Series K529, Class X1, 0.58%, 09/25/2029(d)(h)	250,000,000	3,605,275
Series K735, Class X1, 0.95%, 05/25/2026(d)(h)	42,810,624	47,995
Series K735, Class XAM, 1.36%, 05/25/2026(d)(h)	70,547,000	177,136
Series K737, Class XAM, 1.03%, 10/25/2026(d)(h)	20,050,000	121,724
Series K738, Class XAM, 1.37%, 03/25/2027(d)(h)	24,099,000	301,621
Series K739, Class XAM, 1.57%, 09/25/2027(d)(h)	32,621,072	609,505
Series K742, Class XAM, 0.98%, 04/25/2028(d)(h)	89,849,000	1,819,595
Series K743, Class XAM, 1.29%, 05/25/2028(d)(h)	99,488,000	2,612,296
Series K744, Class X1, 0.86%, 07/25/2028(d)(h)	110,997,046	1,876,250
Series K744, Class XAM, 1.23%, 07/25/2028(d)(h)	122,906,000	3,148,028
Series K747, Class XAM, 0.39%, 12/25/2028(d)(h)	160,000,000	1,591,328
Series K748, Class XAM, 0.54%, 01/25/2029(d)(h)	175,000,000	2,614,622
Series K757, Class X1, 0.72%, 08/25/2031(d)(h)	213,757,900	7,526,052
Series KG02, Class X1, 1.01%, 08/25/2029(d)(h)	31,064,994	822,663

The accompanying notes are an integral part of these financial statements.

30

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series KG03, Class X1, 1.36%, 06/25/2030(d)(h)	$15,108,192	$716,814
Series KG04, Class X1, 0.84%, 11/25/2030(d)(h)	109,246,744	3,524,781
Series KW03, Class X1, 0.76%, 06/25/2027(d)(h)	12,313,040	83,985
Series KW06, Class X1, 0.14%, 06/25/2028(d)(h)	409,802,680	1,382,674
Series KW09, Class X1, 0.76%, 05/25/2029(d)(h)	55,606,581	1,044,470
FREMF Mortgage Trust, Series K549, Class X1, 0.10%, 09/25/2030(d)(h)	542,468,771	3,737,881
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $469,894,380)		453,744,748
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.3%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 4A1, 5.77%, 01/25/2036(d)	4,248,554	3,026,766
Series 2005-3, Class 2A1, 4.79%, 07/25/2035(d)	2,593	2,586
Series 2006-2, Class 1A1, 4.70%, 05/25/2036(d)	568,729	493,867
American Home Mortgage Investment Trust, Series 2006-2, Class 3A5, 6.75%, 06/25/2036(i)	2,747,648	337,017
Banc of America Alternative Loan Trust
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	524,886	475,951
Series 2005-11, Class 4A6, 5.75%, 12/25/2035	85,570	77,592
Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,336,822	1,187,239
Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	595,333	561,126
Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	326,197	313,312
Series 2006-4, Class 5CB1, 6.50%, 05/25/2046	1,610,623	1,454,872
Series 2006-5, Class CB17, 6.00%, 06/25/2046	189,650	170,012
Series 2006-6, Class CB5, 6.00%, 07/25/2046	776,547	692,744
Series 2006-9, Class 1CB1, 6.00%, 01/25/2037	121,108	111,587
Series 2006-9, Class A2, 4.19% (1 mo. Term SOFR + 0.51%), 01/25/2037	606,925	501,086

	Par	Value
Banc of America Funding Corp.
Series 2003-3, Class 1A7, 5.50%, 10/25/2033	$116,559	$117,874
Series 2004-1, Class 2A1, 6.00%, 02/25/2034	327,245	333,123
Series 2004-1, Class 4A1, 6.00%, 03/25/2034	2,125,478	2,121,295
Series 2004-B, Class 4A2, 5.69%, 11/20/2034(d)	1,074,318	1,046,399
Series 2005-3, Class 1A20, 5.50%, 06/25/2035	50,914	48,603
Series 2005-4, Class 2A1, 5.50%, 08/25/2035	28,454	28,170
Series 2005-5, Class 1A11, 5.50%, 09/25/2035	94,738	97,904
Series 2005-5, Class 2A1, 5.50%, 09/25/2035	1,106,811	1,103,819
Series 2005-7, Class 2A3, 5.50%, 11/25/2035	1,941,947	1,885,714
Series 2005-7, Class 3A15, 5.75%, 11/25/2035	2,400	2,504
Series 2005-7, Class 3A9, 6.00%, 11/25/2035	11,939	12,328
Series 2005-8, Class 4A28, 5.75%, 01/25/2036	1,403,136	1,312,013
Series 2006-5, Class 3A2, 5.75%, 09/25/2036	226,064	216,285
Series 2006-7, Class 1A9, 6.00%, 09/25/2036	330,500	294,383
Series 2006-F, Class 2A1, 5.30%, 07/20/2036(d)	2,522,442	2,242,070
Series 2006-I, Class 1A1, 5.82%, 12/20/2036(d)	298,340	295,012
Series 2006-I, Class 2A1, 6.01%, 12/20/2036(d)	1,439,760	1,412,815
Series 2006-I, Class 2A2, 6.01%, 12/20/2036(d)	250,440	234,669
Series 2006-J, Class 4A1, 4.75%, 01/20/2047(d)	78,064	68,010
Series 2007-1, Class TA7, 6.69%, 01/25/2037(i)	533,520	507,941
Series 2007-2, Class TA1A, 3.85% (1 mo. Term SOFR + 0.17%), 03/25/2037	223,499	201,572
Series 2007-3, Class TA4, 4.65% (1 mo. Term SOFR + 0.97%), 04/25/2037	680,456	581,526
Series 2007-4, Class 5A3, 5.50%, 11/25/2034	137,267	122,802
Series 2007-5, Class 1A1, 5.50%, 07/25/2037	1,185,157	1,001,735
Series 2007-6, Class A1, 4.37% (1 mo. Term SOFR + 0.69%), 07/25/2037	740,562	717,516
Series 2007-6, Class A2, 4.35% (1 mo. Term SOFR + 0.67%), 07/25/2037	3,056,566	2,956,690

The accompanying notes are an integral part of these financial statements.

31

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2010-R3, Class 3A6, 6.00%, 09/26/2037(c)(d)	$5,203,257	$5,006,147
Series 2014-R3, Class 1A2, 6.15%, 06/26/2035(c)(d)	888,528	901,719
Series 2014-R3, Class 2A2, 6.93%, 06/26/2035(c)(d)	801,186	800,975
Banc of America Mortgage Securities, Inc.
Series 2005-A, Class 2A1, 4.76%, 02/25/2035(d)	874,777	856,991
Series 2005-F, Class 2A1, 5.59%, 07/25/2035(d)	422,740	405,553
Series 2006-B, Class 3A1, 4.00%, 10/20/2046(d)	339,278	299,049
Series 2007-1, Class 1A26, 6.00%, 03/25/2037	1,383,880	1,225,717
BCAP LLC Trust, Series 2007-AA2, Class 2A3, 7.50%, 04/25/2037(d)(j)	441,301	213,818
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1, 4.13%, 11/25/2036(d)	663,339	279,614
Bear Stearns Asset Backed Securities Trust
Series 2005-AC5, Class 1A1, 4.79% (1 mo. Term SOFR + 1.11%), 08/25/2035	352,956	203,742
Series 2006-AC4, Class A1, 4.04% (1 mo. Term SOFR + 0.36%), 07/25/2036	2,220,659	1,740,356
Series 2006-AC4, Class A2, 19.84% (-4 x 1 mo. Term SOFR + 35.75%), 07/25/2036(j)	513,533	671,650
Chase Mortgage Finance Corp.
Series 2005-A1, Class 2A1, 4.66%, 12/25/2035(d)	555,803	531,049
Series 2005-A1, Class 2A2, 4.66%, 12/25/2035(d)	579,448	553,641
Series 2005-S2, Class A1, 5.50%, 10/25/2035	491,655	478,654
Series 2005-S3, Class A9, 5.50%, 11/25/2035	4,351,145	3,074,841
Series 2006-S3, Class 1A1, 6.00%, 11/25/2036	6,684,072	2,799,477
Series 2006-S4, Class A3, 6.00%, 12/25/2036	1,226,693	482,452
Series 2006-S4, Class A6, 6.00%, 12/25/2036	3,958,334	1,556,794
Series 2007-A2, Class 6A2, 5.49%, 07/25/2037(d)	707,872	617,461
Series 2007-S1, Class A7, 6.00%, 02/25/2037	4,011,432	1,563,212
Series 2007-S3, Class 1A10, 5.75%, 05/25/2037	662,126	260,957

	Par	Value
Series 2007-S3, Class 1A15, 6.00%, 05/25/2037	$2,017,496	$833,120
Chaseflex Trust
Series 2005-1, Class 1A3, 5.50%, 02/25/2035	192,924	167,044
Series 2006-2, Class A3, 4.07%, 09/25/2036(d)	1,673,604	1,499,924
Citicorp Mortgage Securities, Inc.
Series 2006-1, Class 1A4, 6.00%, 02/25/2036	58,624	55,912
Series 2006-3, Class 1A10, 6.25%, 06/25/2036	1,240,792	1,182,751
Series 2006-3, Class 1A4, 6.00%, 06/25/2036	1,030,552	967,740
Series 2006-3, Class 1A9, 5.75%, 06/25/2036	293,819	271,737
Series 2006-3, Class 2A1, 5.50%, 06/25/2027	29,427	23,506
Series 2006-7, Class 1A1, 6.00%, 12/25/2036	2,328,915	2,000,031
Series 2007-3, Class 1A4, 6.00%, 04/25/2037	257,185	250,339
Citigroup Financial Products, Inc.
Series 2004-2, Class 1A2, 9.25%, 08/25/2033(c)	10,185	5,696
Series 2004-HYB3, Class 2A, 5.80%, 09/25/2034(d)	301,961	291,429
Series 2005-1, Class 2A2A, 4.89%, 04/25/2035(d)	208,826	201,416
Series 2005-10, Class 1A1A, 4.92%, 12/25/2035(d)	837,733	520,472
Series 2005-2, Class 1A4, 4.50%, 05/25/2035(d)	229,871	222,737
Series 2005-5, Class 22A6, 6.00%, 08/25/2035	1,221,402	1,168,609
Series 2005-WF1, Class M1, 5.83%, 11/25/2034(i)	1,620,285	1,635,335
Citigroup Mortgage Loan Trust, Inc.
Series 2005-7, Class 1A2, 4.56%, 09/25/2035(d)	294,516	275,155
Series 2006-AR7, Class 2A2A, 4.69%, 11/25/2036(d)	961,989	832,560
Series 2007-AR4, Class 1A1A, 4.53%, 03/25/2037(d)	803,093	700,269
Citimortgage Alternative Loan Trust
Series 2006-A2, Class A5, 4.39% (1 mo. Term SOFR + 0.71%), 05/25/2036	285,567	248,662
Series 2006-A4, Class 1A1, 6.00%, 09/25/2036	748,112	710,043
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,103,179	1,025,170
Series 2007-A1, Class 1A7, 6.00%, 01/25/2037	1,772,902	1,647,535
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A3, 6.00%, 07/25/2034	4,466,670	4,712,601

The accompanying notes are an integral part of these financial statements.

32

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	$971,949	$1,022,284
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	703,264	638,028
Series 2004-28CB, Class 4A1, 5.00%, 03/25/2035	111,955	86,265
Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	196,506	185,483
Series 2005-13CB, Class A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035	655,035	530,455
Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,150,772	906,077
Series 2005-21CB, Class A3, 5.25%, 06/25/2035	1,933,618	1,446,652
Series 2005-43, Class 5A1, 5.31%, 09/25/2035(d)	95,468	86,448
Series 2005-54CB, Class 3A7, 5.50%, 11/25/2035	494,173	260,441
Series 2005-63, Class 3A1, 4.65%, 11/25/2035(d)	560,144	527,142
Series 2005-65CB, Class 1A8, 5.50%, 01/25/2036	83,462	53,827
Series 2005-65CB, Class 2A7, 0.00%, 12/25/2035(k)	570,054	208,939
Series 2005-6CB, Class 1A1, 7.50%, 04/25/2035	157,744	145,990
Series 2005-6CB, Class 1A5, 5.75%, 04/25/2035	1,345,252	1,171,839
Series 2005-73CB, Class 2A2, 5.75%, 01/25/2036	314,405	147,900
Series 2005-75CB, Class A3, 5.50%, 01/25/2036	1,244,899	831,880
Series 2005-75CB, Class A6, 5.50%, 01/25/2036	1,051,573	702,694
Series 2005-80CB, Class 2A1, 6.00%, 02/25/2036	2,957,103	2,955,508
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	6,823,953	7,141,604
Series 2005-86CB, Class A10, 5.50%, 02/25/2036	116,047	64,739
Series 2005-86CB, Class A8, 5.50%, 02/25/2036	837,425	467,171
Series 2005-9CB, Class 1A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035	1,344,784	1,201,393
Series 2005-9CB, Class 3A1, 6.00%, 05/25/2035	7,835,870	3,339,359
Series 2005-J13, Class 2A7, 5.50%, 11/25/2035	574,830	391,230
Series 2005-J6, Class 1A6, 4.29% (1 mo. Term SOFR + 0.61%), 07/25/2035	1,813,583	1,442,262

	Par	Value
Series 2006-12CB, Class A3, 5.75% (1 mo. Term SOFR + 5.75%), 05/25/2036	$521,190	$245,043
Series 2006-14CB, Class A4, 6.00%, 06/25/2036	2,196,297	1,161,751
Series 2006-16CB, Class A2, 6.00%, 06/25/2036	343,696	178,960
Series 2006-16CB, Class A4, 6.00%, 06/25/2036	900,864	469,074
Series 2006-16CB, Class A6, 6.00%, 06/25/2036	781,798	407,069
Series 2006-23CB, Class 1A6, 6.00%, 08/25/2036	1,010,718	982,717
Series 2006-23CB, Class 2A1, 6.50%, 08/25/2036	5,644,057	1,644,379
Series 2006-24CB, Class A11, 5.75%, 08/25/2036	3,598,304	1,798,322
Series 2006-24CB, Class A12, 5.75%, 08/25/2036	2,232,166	1,115,568
Series 2006-26CB, Class A17, 6.25%, 09/25/2036	5,303,304	2,450,319
Series 2006-30T1, Class 2A6, 6.50%, 11/25/2036	8,384,527	2,513,685
Series 2006-31CB, Class A7, 6.00%, 11/25/2036	191,262	103,985
Series 2006-31CB, Class A8, 5.75%, 11/25/2036	1,725,480	905,365
Series 2006-39CB, Class 1A20, 6.00%, 01/25/2037	1,904,774	1,579,957
Series 2006-41CB, Class 1A7, 6.00%, 01/25/2037	478,154	239,143
Series 2006-6CB, Class 1A8, 5.50%, 05/25/2036	74,029	61,214
Series 2006-J6, Class A4, 6.00%, 09/25/2036	1,894,950	857,675
Series 2006-J6, Class A5, 6.00%, 09/25/2036	2,552,552	1,155,313
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,390,376	1,227,809
Series 2007-23CB, Class A1, 6.00%, 09/25/2037	4,003,189	1,830,817
Series 2007-2CB, Class 2A14, 5.75%, 03/25/2037	5,159,203	2,433,443
Series 2007-4CB, Class 1A6, 5.75%, 04/25/2037	1,135,187	958,620
Series 2007-4CB, Class 1A7, 5.75%, 04/25/2037	853,890	721,076
Series 2007-8CB, Class A1, 5.50%, 05/25/2037	5,313,261	2,592,324
Series 2007-8CB, Class A9, 6.00%, 05/25/2037	717,918	373,110
Series 2007-J2, Class 2A2, 6.00%, 07/25/2037	2,027,669	2,008,273
Series 2008-2R, Class 3A1, 6.00%, 08/25/2037(d)	6,778,339	3,092,751

The accompanying notes are an integral part of these financial statements.

33

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-42, Class 2A4, 6.18%, 10/25/2033(d)	$309,630	$308,292
Series 2003-44, Class A3, 5.00%, 10/25/2033	179,466	158,753
Series 2004-14, Class 3A1, 5.82%, 08/25/2034(d)	854,207	829,761
Series 2004-21, Class A1, 4.00%, 11/25/2034	339,844	318,654
Series 2004-24, Class A1, 5.50%, 12/25/2034	2,923,009	3,027,040
Series 2004-24, Class A4, 5.50%, 12/25/2034	2,022,335	2,094,182
Series 2004-4, Class A10, 5.50%, 05/25/2034	424,005	426,014
Series 2004-HYB5, Class 3A1, 5.38%, 04/20/2035(d)	494,238	471,944
Series 2004-J9, Class 2A5, 5.50%, 01/25/2035	337,194	348,305
Series 2005-13, Class A6, 5.50%, 06/25/2035	1,378,886	732,572
Series 2005-20, Class A7, 5.25%, 12/25/2027	82,223	48,115
Series 2005-27, Class 1A4, 5.50%, 12/25/2035	652,508	486,523
Series 2005-27, Class 2A1, 5.50%, 12/25/2035	508,211	193,559
Series 2005-31, Class 4A2, 4.66%, 01/25/2036(d)	572,827	547,766
Series 2005-HY10, Class 4A1, 4.18%, 02/20/2036(d)	1,119,621	1,039,471
Series 2005-HYB2, Class 2A, 5.00%, 05/20/2035(d)	461,736	451,200
Series 2005-J3, Class 2A5, 5.50%, 09/25/2035	35,587	33,589
Series 2006-16, Class 2A1, 6.50%, 11/25/2036	471,434	123,290
Series 2006-17, Class A6, 6.00%, 12/25/2036	2,086,570	926,904
Series 2006-17, Class A8, 6.00% (1 mo. Term SOFR + 0.66%), 12/25/2036	2,822,055	1,233,422
Series 2006-21, Class A11, 5.75%, 02/25/2037	1,120,614	470,915
Series 2006-21, Class A13, 6.00%, 02/25/2037	2,587,650	1,135,110
Series 2006-21, Class A5, 6.00%, 02/25/2037	590,819	259,171
Series 2006-6, Class A1, 6.00%, 04/25/2036	559,418	271,032
Series 2006-9, Class A8, 6.00%, 05/25/2036	1,098,707	496,349
Series 2007-1, Class A4, 6.00%, 03/25/2037	1,894,376	824,539

	Par	Value
Series 2007-10, Class A22, 6.00%, 07/25/2037	$1,752,038	$758,565
Series 2007-5, Class A2, 5.75%, 05/25/2037	1,426,539	672,601
Series 2007-5, Class A29, 5.50%, 05/25/2037	2,483,968	1,121,546
Series 2007-5, Class A4, 5.75%, 05/25/2037	739,276	348,562
Series 2007-5, Class A51, 5.75%, 05/25/2037	4,841,551	2,282,750
Series 2007-HY5, Class 1A1, 5.03%, 09/25/2047(d)	4,945,679	3,880,929
Series 2007-J2, Class 2A3, 6.00%, 07/25/2037	2,888,236	946,415
Series 2007-J2, Class 2A6, 6.00%, 07/25/2037	186,534	61,123
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-8, Class 3A4, 5.50%, 12/25/2034	111,589	110,118
Series 2005-10, Class 10A3, 6.00%, 11/25/2035	811,336	177,147
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	327,811	231,419
Series 2005-10, Class 5A4, 5.50%, 11/25/2035	1,292,071	912,063
Series 2005-3, Class 3A17, 5.50%, 07/25/2035	83,156	82,887
Series 2005-9, Class 2A1, 5.50%, 10/25/2035	482,044	173,044
Credit Suisse Management LLC, Series 2005-8, Class 7A1, 7.00%, 09/25/2035	2,529,041	1,021,717
Credit Suisse Mortgage Capital Certificates
Series 2006-1, Class 1A3, 5.50%, 02/25/2036	218,111	196,132
Series 2006-1, Class 4A14, 5.50%, 02/25/2036	25,560	24,840
Series 2006-2, Class 4A2, 5.75%, 03/25/2036	488,736	299,647
Series 2006-2, Class 5A6, 6.00%, 03/25/2036	3,960,600	1,457,577
Series 2006-4, Class 8A1, 7.00%, 05/25/2036	1,179,251	76,432
Series 2006-7, Class 7A5, 6.00%, 08/25/2036	579,513	432,456
Series 2006-CF1, Class B3, 5.50%, 11/25/2035(c)(i)	2,565,000	2,639,712
Series 2007-2, Class 3A8, 5.50%, 03/25/2037	1,191,733	548,715
Series 2007-3, Class 4A13, 5.50%, 04/25/2037	236,032	195,040
Series 2007-3, Class 4A15, 5.50%, 04/25/2037	330,212	272,863
Series 2013-2R, Class 5A2, 3.85%, 05/27/2037(c)(d)	1,585,032	1,048,155

The accompanying notes are an integral part of these financial statements.

34

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Deutsche ALT-A Securities, Inc.
Series 2005-3, Class 3A1, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2035	$433,622	$397,826
Series 2005-6, Class 1A4, 5.50%, 12/25/2035	1,036,790	857,237
Series 2006-AB4, Class A1B1, 3.89% (1 mo. Term SOFR + 0.21%), 10/25/2036	330,914	278,748
DFC HEL Trust, Series 2001-1, Class M1, 5.42% (1 mo. Term SOFR + 1.76%), 08/15/2031	1,024,605	1,000,037
First Horizon Alternative Mortgage Securities
Series 2004-AA6, Class A1, 5.32%, 01/25/2035(d)	172,644	171,475
Series 2004-AA7, Class 2A1, 5.42%, 02/25/2035(d)	510,814	491,558
Series 2005-AA5, Class 2A1, 5.17%, 07/25/2035(d)	743,847	704,147
Series 2005-AA7, Class 2A1, 4.82%, 09/25/2035(d)	788,825	698,354
Series 2005-FA11, Class 2A1, 5.25%, 02/25/2027	698	0(g)
Series 2005-FA8, Class 1A14, 5.50%, 11/25/2035	1,052,880	459,590
Series 2006-FA1, Class 1A3, 5.75%, 04/25/2036	1,758,619	679,102
Series 2006-FA2, Class 1A3, 6.00%, 05/25/2036	2,083,253	764,675
Series 2006-FA2, Class 1A5, 6.00%, 05/25/2036	1,363,099	500,336
Series 2006-FA6, Class 1A5, 6.25%, 11/25/2036	6,320,035	2,315,115
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	279	0(g)
Series 2007-AA1, Class 1A2, 4.20%, 05/25/2037(d)	1,720,873	1,034,512
Series 2007-FA4, Class 1A6, 6.25%, 08/25/2037(d)	1,720,124	570,015
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 4A1, 6.50%, 08/25/2035(d)	607,827	597,713
Series 2006-4, Class 1A15, 6.00%, 02/25/2037	528,944	121,883
Series 2006-4, Class 1A6, 5.75%, 02/25/2037	873,514	192,986
Series 2006-AR4, Class 1A2, 4.62%, 01/25/2037(d)	1,720,797	762,697
Series 2007-AR1, Class 1A1, 4.96%, 05/25/2037(d)	600,370	235,421
Series 2007-AR2, Class 1A2, 6.56%, 08/25/2037(d)	3,601,968	757,765

	Par	Value
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A8, 2.50%, 04/25/2052(c)(d)	$2,000,000	$1,412,398
Series 2021-PJ10, Class A12, 2.50%, 03/25/2052(c)(d)	20,000,000	15,250,512
Series 2021-PJ7, Class A14, 2.50%, 01/25/2052(c)(d)	4,491,250	3,197,913
Series 2022-PJ2, Class A31, 2.50%, 06/25/2052(c)(d)	2,250,000	1,589,582
Series 2022-PJ5, Class A31, 2.50%, 10/25/2052(c)(d)	5,500,000	3,843,197
GSAA Trust
Series 2005-1, Class M2, 6.26%, 11/25/2034(i)	1,453,075	1,442,307
Series 2006-15, Class AF5, 6.69%, 09/25/2036(i)	1,925,893	491,954
Series 2006-18, Class AF6, 6.18%, 11/25/2036(i)	1,761,667	396,589
Series 2007-7, Class 1A2, 4.15% (1 mo. Term SOFR + 0.47%), 07/25/2037	395,324	391,528
GSR Mortgage Loan Trust
Series 2003-5F, Class 1A1, 3.00%, 08/25/2032	462,175	448,095
Series 2004-15F, Class 2A1, 6.00%, 12/25/2034	625,553	530,370
Series 2005-1F, Class 3A3, 6.00%, 01/25/2035	5,077	4,992
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,129	13,304
Series 2005-AR4, Class 5A1, 5.40%, 07/25/2035(d)	74,171	71,693
Series 2005-AR5, Class 4A1, 5.17%, 10/25/2035(d)	360,313	341,458
Series 2005-AR7, Class 6A1, 4.12%, 11/25/2035(d)	260,130	228,232
Series 2006-2F, Class 2A1, 5.75%, 02/25/2036	338,846	303,211
Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 4.70%, 08/19/2036(d)	1,649,147	1,298,916
Impac CMB Trust, Series 2005-5, Class A3W, 4.29% (1 mo. Term SOFR + 0.36%), 08/25/2035	271,329	263,896
Impac Funding Corp., Series 2002-2, Class A3, 6.50%, 04/25/2033	613,110	616,333
Indymac IMSC Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.75%, 06/25/2037(d)	319,998	188,933
Indymac Index Mortgage Loan Trust
Series 2004-AR11, Class 1A, 3.63%, 12/25/2034(d)	765,757	709,770
Series 2004-AR4, Class 3A, 4.91%, 08/25/2034(d)	1,678,147	1,615,267
Series 2005-AR23, Class 3A1, 3.70%, 11/25/2035(d)	339,755	329,680

The accompanying notes are an integral part of these financial statements.

35

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-AR23, Class 6A1, 3.78%, 11/25/2035(d)	$790,074	$763,816
Series 2005-AR25, Class 1A21, 3.82%, 12/25/2035(d)	1,677,265	893,619
Series 2005-AR3, Class 4A1, 3.93%, 04/25/2035(d)	646,735	614,203
Series 2005-AR35, Class 1A1, 3.53%, 02/25/2036(d)	988,143	770,457
Series 2005-AR9, Class 1A1, 4.96%, 07/25/2035(d)	2,648,310	1,380,294
Series 2006-AR25, Class 3A1, 3.81%, 09/25/2036(d)	1,822,644	1,144,121
Series 2006-AR25, Class 4A1, 3.57%, 09/25/2036(d)	3,100,178	2,859,749
Series 2006-AR3, Class 2A1C, 3.66%, 03/25/2036(d)	4,107,762	2,779,673
Series 2006-AR31, Class A5, 3.99%, 11/25/2036(d)	3,050,694	2,884,744
Series 2006-AR9, Class 3A1, 3.43%, 06/25/2036(d)	1,328,746	1,152,987
Jefferies, LLC, Series 2009-R1, Class 1A2, 4.12%, 11/26/2035(c)(d)	357,914	317,703
JP Morgan Mortgage Trust
Series 2005-S3, Class 1A5, 5.75%, 01/25/2036	46,266	20,386
Series 2007-A3, Class 2A3, 5.04%, 05/25/2037(d)	1,756,213	1,466,015
Series 2021-12, Class A3, 2.50%, 02/25/2052(c)(d)	10,219,499	8,779,242
Series 2021-13, Class A5, 2.50%, 04/25/2052(c)(d)	30,000,000	21,506,985
Series 2021-14, Class A5, 2.50%, 05/25/2052(c)(d)	6,082,500	4,324,889
Series 2021-15, Class A5, 2.50%, 06/25/2052(c)(d)	3,650,000	2,581,186
Series 2022-1, Class A2, 3.00%, 07/25/2052(c)(d)	14,395,950	12,907,524
Series 2022-1, Class A5, 2.50%, 07/25/2052(c)(d)	10,968,741	7,720,018
Series 2022-3, Class A5A, 2.50%, 08/25/2052(c)(d)	11,588,632	8,158,535
Series 2022-4, Class A5, 3.00%, 10/25/2052(c)(d)	5,000,000	3,796,581
Series 2024-3, Class A5, 3.00%, 05/25/2054(c)(d)	10,000,000	7,550,529
Series 2024-7, Class A5, 3.00%, 04/25/2053(c)(d)	8,000,000	5,951,326
Lehman Mortgage Trust
Series 2005-2, Class 1A3, 5.75%, 12/25/2035	489,589	222,572
Series 2005-3, Class 1A2, 0.96% (-1 x 1 mo. Term SOFR + 4.64%), 01/25/2036(h)(j)	746,686	55,091

	Par	Value
Series 2005-3, Class 1A6, 4.29% (1 mo. Term SOFR + 0.61%), 01/25/2036	$746,686	$267,285
Series 2006-1, Class 1A4, 5.50%, 02/25/2036	343,494	160,318
Series 2006-3, Class 1A1, 6.00%, 07/25/2036	3,132,463	1,522,145
Series 2006-3, Class 1A4, 6.00%, 07/25/2036	6,941,409	3,365,471
Series 2007-4, Class 1A2, 5.75%, 05/25/2037	959,937	449,204
Series 2007-4, Class 1A3, 5.75%, 05/25/2037	2,097,463	981,511
Series 2007-5, Class 1A3, 5.75%, 06/25/2037	1,495,624	1,449,097
Series 2007-5, Class 9A1, 6.00%, 06/25/2037	2,291,113	482,714
Series 2007-5, Class 9A2, 6.00%, 06/25/2037	6,257,716	1,318,436
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A2, 5.92%, 05/25/2034(d)	69,098	67,362
Series 2005-1, Class 7A1, 3.77%, 02/25/2035(d)	66,178	61,676
MASTR Alternative Loans Trust
Series 2003-5, Class 30B1, 5.91%, 08/25/2033(d)	285,375	146,556
Series 2004-11, Class 7A1, 6.50%, 10/25/2034	134,373	138,880
Series 2004-6, Class 10A1, 6.00%, 07/25/2034	72,237	73,342
Series 2004-6, Class 8A1, 5.50%, 07/25/2034	61,578	61,017
Series 2005-2, Class 4A5, 5.50%, 03/25/2035	2,000,000	1,917,181
MASTR Asset Securitization Trust, Series 2006-1, Class 2A1, 4.24% (1 mo. Term SOFR + 0.56%), 05/25/2036	555,600	90,020
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5, Class A8, 4.80%, 06/25/2035(d)	139,145	135,657
Series 2005-A7, Class 2A1, 4.85%, 09/25/2035(d)	3,209,967	2,521,818
Series 2006-F1, Class 1A1, 6.00%, 04/25/2036	1,526,554	479,645
MLCC Mortgage Investors, Inc., Series 2004-D, Class A2, 4.77% (6 mo. Term SOFR + 1.15%), 09/25/2029	204,516	201,384
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 6A3, 5.50%, 11/25/2035	557,203	563,160

The accompanying notes are an integral part of these financial statements.

36

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-7, Class 7A3, 5.50%, 11/25/2035	$241,684	$208,944
Series 2006-11, Class 2A1, 6.00%, 08/25/2036	1,909,407	760,153
Series 2006-2, Class 7A1, 5.44%, 02/25/2036(d)	1,186,068	646,746
Morgan Stanley Reremic Trust, Series 2012-R3, Class 1B, 3.99%, 11/26/2036(c)(d)	1,511,178	1,357,914
Nomura Asset Acceptance Corp.
Series 2005-AR3, Class 3A1, 5.69%, 07/25/2035(d)	33,449	33,385
Series 2005-WF1, Class 2A5, 5.66%, 03/25/2035(i)	5,922	5,987
Nomura Resecuritization Trust
Series 2011-4RA, Class 1A10, 2.77%, 12/26/2036(c)(d)	4,561,901	4,238,530
Series 2014-5R, Class 1A9, 5.50%, 06/26/2035(c)(d)	2,603,063	2,098,977
Popular ABS, Inc.
Series 2003-1, Class M1, 4.86%, 08/25/2033(d)	21,531	21,470
Series 2003-3, Class M1, 4.87%, 12/25/2033(d)	275,952	274,963
RAAC Series, Series 2005-SP1, Class 3A7, 6.00%, 09/25/2034	1,923	1,578
RALI Trust
Series 2006-QS1, Class A3, 5.75%, 01/25/2036	126,748	102,139
Series 2006-QS13, Class 1A6, 6.00%, 09/25/2036	1,511,511	1,238,115
Series 2006-QS17, Class A7, 6.00%, 12/25/2036	240,976	206,199
Series 2006-QS9, Class 1A5, 4.49% (1 mo. Term SOFR + 0.81%), 07/25/2036	925,038	688,070
Series 2007-QS10, Class A1, 6.50%, 09/25/2037	206,197	174,338
Series 2007-QS6, Class A29, 6.00%, 04/25/2037	2,154,324	1,847,419
RBSSP Resecuritization Trust, Series 2009-7, Class 3A2, 6.00%, 03/26/2036(c)(d)	3,521,229	1,717,160
RCKT Mortgage Trust
Series 2021-4, Class A17, 2.50%, 09/25/2051(c)(d)	5,000,000	3,574,621
Series 2022-2, Class A18, 2.50%, 02/25/2052(c)(d)	4,500,000	3,174,177
Resecuritization Pass-Through Trust, Series 2005-8R, Class A3, 6.00%, 10/25/2034	1,165,630	1,183,155
Residential Asset Securitization Trust
Series 2003-A9, Class A2, 4.00%, 08/25/2033	691,086	623,886

	Par	Value
Series 2004-R2, Class A3, 5.50%, 08/25/2034	$1,164,753	$1,185,965
Series 2005-A11, Class 1A4, 5.50%, 10/25/2035	199,936	127,454
Series 2005-A11, Class 2A1, 4.85%, 10/25/2035	3,391,686	1,123,381
Series 2005-A11, Class 2A5, 6.00%, 10/25/2035	386,128	157,965
Series 2005-A15, Class 5A1, 5.75%, 02/25/2036	3,447,306	1,251,737
Series 2005-A5, Class A7, 5.50%, 05/25/2035	924,806	619,320
Series 2006-A15, Class A10, 4.39% (1 mo. Term SOFR + 0.71%), 01/25/2037	16,434,101	3,697,201
Series 2006-A15, Class A11, 1.86% (-1 x 1 mo. Term SOFR + 5.54%), 01/25/2037(h)(j)	16,434,101	1,599,924
Series 2006-A5CB, Class A6, 6.00%, 06/25/2036	2,301,570	845,546
RFMSI Trust
Series 2005-SA4, Class 1A21, 5.53%, 09/25/2035(d)	1,484,232	919,357
Series 2005-SA4, Class 2A1, 5.19%, 09/25/2035(d)	1,062,279	586,228
Series 2006-S3, Class A1, 5.50%, 03/25/2036	1,244,137	1,015,458
Series 2006-S4, Class A1, 6.00%, 04/25/2036	1,456,327	1,184,042
Series 2006-S5, Class A12, 6.00%, 06/25/2036	124,053	108,012
Series 2006-S5, Class A14, 6.00%, 06/25/2036	255,370	222,347
Series 2006-S5, Class A15, 6.00%, 06/25/2036	1,070,198	931,807
Series 2006-S5, Class A18, 6.00%, 06/25/2036	133,007	115,811
Series 2006-S6, Class A10, 6.00%, 07/25/2036	75,975	66,951
Series 2006-S6, Class A15, 6.00%, 07/25/2036	391,138	344,676
Series 2006-S7, Class A6, 6.25%, 08/25/2036	864,784	746,268
Series 2006-S7, Class A9, 6.50%, 08/25/2036	517,021	452,460
Series 2006-S9, Class A3, 5.75%, 09/25/2036	1,053,890	831,299
Series 2007-S1, Class A10, 6.00%, 01/25/2037	336,560	282,230
Series 2007-S7, Class A7, 6.00%, 07/25/2037	1,253,452	1,040,978
Sequoia Mortgage Trust, Series 2025-S1, Class A7, 2.50%, 09/25/2054(c)(d)	9,430,334	6,641,869

The accompanying notes are an integral part of these financial statements.

37

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Specialty Underwriting & Residential Finance, Series 2006-BC2, Class A2D, 3.78%, 02/25/2037(i)	$706,841	$229,029
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18, Class 3A2, 4.75%, 12/25/2034(d)	256,904	239,752
Series 2005-12, Class 2A1, 5.46%, 06/25/2035(d)	452,112	332,246
Series 2005-21, Class 7A1, 4.46%, 11/25/2035(d)	2,724,719	1,724,596
Series 2006-1, Class 6A1, 4.43%, 02/25/2036(d)	872,705	661,115
Series 2006-1, Class 7A4, 3.87%, 02/25/2036(d)	81,565	70,410
Series 2006-12, Class 2A1, 4.42%, 01/25/2037(d)	421,915	301,266
Series 2006-4, Class 6A, 3.87%, 05/25/2036(d)	470,673	264,816
Series 2007-5, Class 1A1, 4.23% (1 mo. Term SOFR + 0.55%), 06/25/2037	1,031,031	988,259
Series 2007-6, Class 2A1, 4.17% (1 mo. Term SOFR + 0.49%), 07/25/2037	3,237,452	3,130,928
Series 2007-9, Class 1A1, 5.55% (6 mo. Term SOFR + 1.93%), 10/25/2037	649,080	602,097
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 2A1, 5.64%, 02/25/2037(d)	2,521,688	2,170,612
Series 2007-2, Class 1A1, 6.26%, 04/25/2037(d)	395,595	135,267
Suntrust Alternative Loan Trust
Series 2005-1F, Class 2A3, 5.75%, 12/25/2035	521,083	488,327
Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	1,203,293	1,135,497
Series 2005-1F, Class 4A1, 6.50%, 12/25/2035	896,616	837,405
TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 3A1, 5.50%, 07/25/2036	80,750	6,416
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(c)(i)(l)	1,902,999	1,905,809
WaMu Mortgage Pass Through Certificates
Series 2003-AR10, Class A6, 5.67%, 10/25/2033(d)	4,039,469	3,922,173
Series 2003-S4, Class CB1, 5.64%, 06/25/2033(d)	1,900,952	1,944,109

	Par	Value
Series 2004-S2, Class 3A2, 6.00%, 06/25/2034	$29,493	$29,767
Series 2005-AR14, Class 1A2, 4.67%, 12/25/2035(d)	3,119,571	2,956,803
Series 2006-AR10, Class 2A1, 4.14%, 09/25/2036(d)	756,506	653,170
Series 2006-AR16, Class 1A1, 4.26%, 12/25/2036(d)	830,649	767,559
Series 2006-AR8, Class 1A1, 4.47%, 08/25/2046(d)	1,098,389	1,042,186
Series 2007-HY2, Class 1A1, 4.13%, 12/25/2036(d)	10,910,823	10,397,231
Series 2007-HY3, Class 4A1, 4.91%, 03/25/2037(d)	1,741,584	1,617,424
Series 2007-HY5, Class 3A1, 3.87%, 05/25/2037(d)	788,404	696,919
Series 2007-HY7, Class 1A1, 4.03%, 07/25/2037(d)	129,659	104,971
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 5A1, 6.00%, 03/25/2035	589,090	572,047
Series 2005-4, Class 5A7, 5.50%, 06/25/2035	2,097,796	1,867,328
Series 2005-5, Class CB4, 5.50%, 07/25/2035	734,139	705,826
Series 2005-6, Class 1CB, 6.50%, 08/25/2035	171,000	160,936
Series 2005-6, Class 2A1, 5.50%, 08/25/2035	2,061,907	1,876,874
Series 2005-6, Class 2A8, 5.50%, 08/25/2035	450,760	410,309
Series 2005-6, Class 3CB, 5.50%, 08/25/2035	846,138	788,670
Series 2005-9, Class 4A4, 5.50%, 11/25/2035	306,248	277,844
Series 2006-8, Class A6, 4.07%, 10/25/2036(i)	2,244,751	742,176
Series 2007-HY1, Class A2A, 4.11% (1 mo. Term SOFR + 0.43%), 02/25/2037	1,338,962	1,068,953
Series 2007-HY2, Class 1A1, 4.08%, 04/25/2037(d)	1,051,404	537,991
Series 2007-OC1, Class A1, 4.27% (1 mo. Term SOFR + 0.59%), 01/25/2047	2,957,074	2,737,134
Series 2007-OC2, Class A3, 4.41% (1 mo. Term SOFR + 0.73%), 06/25/2037	3,111,081	3,024,274
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A4, 6.00%, 03/25/2037	566,758	534,973
Wells Fargo Mortgage Backed Securities Trust
Series 2004-J, Class A1, 5.79%, 07/25/2034(d)	1,882,323	1,828,210

The accompanying notes are an integral part of these financial statements.

38

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2005-AR14, Class A1, 6.46%, 08/25/2035(d)	$290,370	$286,801
Series 2006-AR1, Class 1A1, 6.10%, 03/25/2036(d)	1,074,229	1,087,636
Series 2006-AR19, Class A1, 6.29%, 12/25/2036(d)	926,253	869,084
Series 2006-AR5, Class 1A1, 6.58%, 04/25/2036(d)	1,903,373	1,927,712
Series 2006-AR5, Class 2A1, 6.52%, 04/25/2036(d)	743,039	739,977
Series 2007-AR3, Class A1, 6.12%, 04/25/2037(d)	358,513	320,106
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $550,624,544)		448,259,168
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp.
Pool RE5049, 1.50%, 10/01/2050	7,118,595	5,517,457
Series 4937, Class MB, 3.00%, 12/25/2049	6,621,000	4,808,916
Series 5200, Class YZ, 2.50%, 02/25/2052(l)	15,414,996	10,845,512
Series 5201, Class CB, 2.50%, 03/25/2052	5,797,999	4,297,862
Federal National Mortgage Association
Pool CA7695, 1.50%, 11/01/2050	6,551,741	5,208,784
Series 2016-45, Class PB, 3.00%, 07/25/2046	10,584,157	8,653,278
Series 2017-108, Class PB, 3.00%, 01/25/2048	7,656,000	6,140,716
Series 2021-52, Class JZ, 2.50%, 08/25/2051(l)	17,688,367	11,625,704
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MB, 3.50%, 03/25/2058	17,000,000	14,442,433
Government National Mortgage Association
Series 2016-163, Class WZ, 3.00%, 11/20/2046(l)	5,392,262	4,793,419
Series 2018-40, Class ZA, 3.00%, 01/20/2048(l)	25,353,983	20,399,046
Series 2020-133, Class EA, 1.00%, 09/20/2050	23,757,956	19,239,972
Series 2021-66, Class NA, 2.00%, 02/20/2051	10,203,343	8,829,886
Series 2022-189, Class AL, 3.00%, 07/20/2051	20,250,000	17,025,362

	Par	Value
Series 2023-55, Class AG, 1.00%, 09/20/2050	$6,053,972	$4,764,780
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $143,225,444)		146,593,127
	Shares
PREFERRED STOCKS - 0.1%
Banks - 0.1%
First Busey Corp., Series B, 8.25%, Perpetual	200,000	5,184,000
TOTAL PREFERRED STOCKS (Cost $5,000,000)		5,184,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.0%
First American Government Obligations Fund - Class X, 3.60%(m)	207,792,272	207,792,272
TOTAL MONEY MARKET FUNDS (Cost $207,792,272)		207,792,272
TOTAL INVESTMENTS - 99.8% (Cost $10,526,213,028)		$10,484,377,051
Other Assets in Excess of Liabilities - 0.2%		21,868,191
TOTAL NET ASSETS - 100.0%		$10,506,245,242

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $2,516,445,228 or 24.0% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

39

PERFORMANCE TRUST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2026, the total value of securities subject to the AMT was $4,052,700 or 0.0% of net assets.
(f)	Issuer is currently in default.
(g)	Rounds to zero.
(h)	Interest only security.
(i)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Principal only security.
(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2026.

(m)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

40

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 89.1%
Alabama - 2.3%
Alabama Federal Aid Highway Finance Authority, 5.00%, 03/01/2045	$1,860,000	$2,035,117
Alabama Highway Authority, 5.00%, 09/01/2044	1,000,000	1,110,970
Black Belt Energy Gas District, 5.50%, 10/01/2054(a)	3,125,000	3,487,708
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,373,106
Southeast Energy Authority A Cooperative District, 5.00%, 05/01/2055(a)	5,775,000	6,258,290
		17,265,191
Alaska - 0.1%
Alaska Railroad Corp.
5.50%, 10/01/2028(b)	265,000	280,210
5.50%, 10/01/2029(b)	285,000	307,297
		587,507
Arizona - 1.3%
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2044	5,000,000	5,324,131
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026(c)	650,000	651,928
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,933,386
Tempe Industrial Development Authority, 3.50%, 12/01/2030	2,000,000	2,010,749
		9,920,194
California - 10.1%
California Municipal Finance Authority, 4.00%, 12/01/2026(c)	570,000	565,439
Campbell Union School District, 0.00%, 08/01/2039(d)	4,700,000	2,995,820
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	555,000	562,123
Coachella Valley Unified School District, 0.00%, 08/01/2043(d)	1,080,000	542,262
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,359,561
Hope Elementary School District, 0.00%, 08/01/2040(d)	1,085,000	649,250
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,290,000	5,166,001
Lakeside Union School District
0.00%, 08/01/2038(d)	4,035,000	2,716,383
0.00%, 08/01/2039(d)	4,375,000	2,810,824
Lemon Grove School District, 0.00%, 08/01/2039(d)	1,020,000	646,736
Manhattan Beach Unified School District
0.00%, 09/01/2040(d)	2,085,000	1,285,543
0.00%, 09/01/2041(d)	1,295,000	758,816

	Par	Value
Millbrae School District, 0.00%, 07/01/2039(d)	$1,735,000	$1,124,973
Mount San Antonio Community College District, 0.00%, 08/01/2043(d)	1,605,000	1,680,410
Oceanside Unified School District, 0.00%, 08/01/2039(d)	535,000	339,667
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041(d)	3,095,000	1,748,477
0.00%, 09/01/2042(d)	1,940,000	1,036,701
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041(d)	5,325,000	3,031,297
Poway Unified School District
0.00%, 08/01/2040(d)	4,955,000	3,035,550
0.00%, 08/01/2046(d)	12,165,000	5,047,092
Rowland Unified School District, 0.00%, 08/01/2041(d)	5,180,000	3,034,821
San Bernardino Community College District, 0.00%, 08/01/2044(d)	12,665,000	5,889,920
San Diego Community College District
0.00%, 08/01/2039(d)	8,525,000	5,498,815
0.00%, 08/01/2041(d)	1,860,000	1,086,427
San Diego Unified School District
0.00%, 07/01/2040(d)	7,780,000	4,772,650
0.00%, 07/01/2041(d)	7,870,000	4,586,181
0.00%, 07/01/2041(d)	3,565,000	3,938,729
0.00%, 07/01/2043(d)	4,535,000	2,370,006
0.00%, 07/01/2045(d)	2,995,000	1,375,267
Santa Barbara Secondary High School District, 0.00%, 08/01/2040(d)	6,380,000	3,676,204
		77,331,945
Colorado - 6.3%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,305,000	3,918,734
5.50%, 12/01/2043	3,375,000	3,952,629
Arapahoe County School District No 5 Cherry Creek
5.25%, 12/15/2046	7,650,000	8,622,420
5.25%, 12/15/2047	2,500,000	2,791,004
City & County of Denver, CO Airport System Revenue, 5.75%, 11/15/2041(b)	6,100,000	6,919,719
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	290,000	288,487
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,984,276
Durango School District No. 9-R, 5.25%, 11/01/2044	1,270,000	1,413,769
Larimer Weld & Boulder County School District R-2J Thompson
5.50%, 12/15/2044	1,840,000	2,162,815
5.50%, 12/15/2045	2,635,000	3,059,369
		48,113,222

The accompanying notes are an integral part of these financial statements.

41

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Connecticut - 1.3%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(c)	$570,000	$658,748
State of Connecticut, 5.00%, 03/15/2043	1,600,000	1,791,143
State of Connecticut Special Tax Revenue
5.00%, 05/01/2026	5,055,000	5,078,807
5.00%, 07/01/2044	2,000,000	2,237,129
		9,765,827
District of Columbia - 1.9%
District of Columbia
5.00%, 06/01/2045	2,500,000	2,759,833
5.50%, 07/01/2047	6,080,000	6,595,832
District of Columbia Income Tax Revenue, 5.00%, 05/01/2045	875,000	916,259
Metropolitan Washington Airports Authority Aviation Revenue, 5.50%, 10/01/2043(b)	3,750,000	4,264,360
		14,536,284
Florida - 6.8%
Bay County School Board
5.50%, 07/01/2041	1,575,000	1,741,329
5.50%, 07/01/2042	1,325,000	1,455,685
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	4,115,000	4,545,630
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,429,353
City of Miami, FL, 5.50%, 01/01/2049	8,000,000	8,669,530
City of Venice, FL, 4.25%, 01/01/2030(c)	850,000	852,254
County of Lee, FL Airport Revenue
5.25%, 10/01/2043(b)	2,735,000	3,008,318
5.25%, 10/01/2046(b)	1,500,000	1,626,228
5.25%, 10/01/2047(b)	2,500,000	2,680,882
County of Miami-Dade, FL
0.00%, 10/01/2040(d)	5,000,000	2,893,185
0.00%, 10/01/2041(d)	2,460,000	1,342,797
0.00%, 10/01/2042(d)	2,240,000	1,155,927
0.00%, 10/01/2045(d)	4,500,000	1,972,439
Greater Orlando Aviation Authority
5.25%, 10/01/2042(b)	8,390,000	9,338,286
5.25%, 10/01/2044(b)	3,035,000	3,305,979
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,065,200
		52,083,022
Georgia - 1.1%
City of Conyers, GA, 4.30%, 03/01/2031	1,080,000	1,060,950

	Par	Value
Commerce School District
6.00%, 08/01/2043	$400,000	$480,678
6.00%, 08/01/2044	500,000	593,786
Main Street Natural Gas, Inc., 5.00%, 05/01/2054(a)	6,000,000	6,548,768
		8,684,182
Illinois - 3.9%
Chicago O’Hare International Airport, 5.50%, 01/01/2044(b)	7,250,000	7,944,174
City of Joliet, IL
5.50%, 12/15/2042	5,100,000	5,633,916
5.50%, 12/15/2044	2,725,000	2,959,288
Du Page Cook & Will Counties Community College District No 502, 5.00%, 06/01/2026	1,000,000	1,006,974
Illinois State Toll Highway Authority
5.00%, 01/01/2044	4,410,000	4,855,211
5.00%, 01/01/2045	1,340,000	1,405,214
5.00%, 01/01/2045	2,090,000	2,273,883
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,105,503
		30,184,163
Indiana - 6.4%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,525,000	2,886,783
5.50%, 07/15/2041	2,715,000	3,090,687
5.50%, 01/15/2043	4,865,000	5,441,839
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,600,000	2,848,006
Crown Point Multi School Building Corp., 5.00%, 07/15/2026	1,175,000	1,187,036
Fishers Town Hall Building Corp.
5.50%, 07/15/2040	1,500,000	1,731,088
5.50%, 07/15/2043	2,000,000	2,255,432
Greater Clark Building Corp., 6.00%, 01/15/2043	1,185,000	1,375,106
Indiana Finance Authority, 3.75%, 05/15/2032	1,000,000	1,004,302
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	10,975,000	12,256,532
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,545,000	1,714,260
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,830,000	2,056,421
Noblesville High School Building Corp.
6.00%, 07/15/2040	1,245,000	1,466,492
6.00%, 01/15/2043	1,230,000	1,413,547
Tippecanoe County School Building Corp.
6.00%, 07/15/2041	1,305,000	1,528,779
6.00%, 01/15/2042	1,590,000	1,815,104
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,345,000	4,958,398
		49,029,812

The accompanying notes are an integral part of these financial statements.

42

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - 1.7%
Johnson & Miami Counties Unified School District No 230 Spring Hills, 6.00%, 09/01/2044	$850,000	$992,790
Johnson & Miami Counties Unified School District No. 230 Spring Hills
6.00%, 09/01/2042	1,650,000	1,963,213
6.00%, 09/01/2043	1,600,000	1,884,061
State of Kansas Department of Transportation, 5.00%, 09/01/2043	7,325,000	8,219,067
		13,059,131
Kentucky - 1.7%
County of Trimble, KY, 1.30%, 09/01/2044(a)(b)	3,500,000	3,407,551
Kentucky Economic Development Finance Authority, 5.00%, 05/15/2026	220,000	220,035
Kentucky State Property & Building Commission
5.50%, 11/01/2041	3,240,000	3,759,562
5.50%, 11/01/2042	2,640,000	3,031,287
5.00%, 09/01/2044	2,190,000	2,414,503
		12,832,938
Maryland - 1.5%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,775,000	6,309,141
State of Maryland
5.00%, 08/01/2026	2,905,000	2,940,453
5.00%, 08/01/2026	2,475,000	2,505,206
		11,754,800
Massachusetts - 2.9%
Commonwealth of Massachusetts
5.00%, 05/01/2026	1,510,000	1,517,162
5.00%, 12/01/2043	10,000,000	11,225,712
Massachusetts Clean Water Trust, 5.00%, 02/01/2046	5,000,000	5,490,881
Massachusetts Development Finance Agency, 5.00%, 07/01/2045	3,500,000	3,821,544
		22,055,299
Michigan - 0.8%
Kalamazoo Economic Development Corp., 3.90%, 08/15/2031(c)	1,000,000	1,003,418
Michigan Finance Authority, 3.27%, 06/01/2039	5,295,000	5,120,502
		6,123,920
Missouri - 4.5%
Jackson County Reorganized School District No 7, 6.00%, 03/01/2043	1,500,000	1,764,533
Jackson County Reorganized School District No. 7, 6.00%, 03/01/2042	3,910,000	4,645,568

	Par	Value
Jackson County School District No. R-IV Blue Springs
5.50%, 03/01/2042	$3,320,000	$3,801,638
5.50%, 03/01/2044	3,365,000	3,790,656
Lindbergh School District, 5.50%, 03/01/2042	5,000,000	5,753,588
Platte County R-III School District
6.25%, 03/01/2043	2,360,000	2,809,088
6.25%, 03/01/2044	2,675,000	3,157,199
6.25%, 03/01/2045	2,550,000	2,982,690
Republic School District No. R-3
6.50%, 03/01/2044	500,000	605,058
6.50%, 03/01/2045	500,000	598,815
Smithville R-II School District
6.00%, 03/01/2043	935,000	1,095,983
6.00%, 03/01/2044	2,130,000	2,477,321
Springfield School District No R-12, 5.50%, 03/01/2044	500,000	570,010
		34,052,147
Nebraska - 1.4%
City of Omaha, NE, 5.00%, 04/15/2026	1,315,000	1,319,539
Omaha Public Power District, 5.00%, 02/01/2046	8,830,000	9,293,038
		10,612,577
Nevada - 1.4%
Clark County Water Reclamation District, 5.00%, 07/01/2043	4,000,000	4,407,976
Las Vegas Valley Water District, 5.00%, 06/01/2046	5,000,000	5,455,274
State of Nevada Department of Business & Industry, 12.00%, 01/01/2065(a)(b)(c)	2,165,000	1,169,100
		11,032,350
New Hampshire - 0.6%
New Hampshire Business Finance Authority
5.50%, 12/01/2030(c)	1,600,000	1,602,915
4.88%, 12/01/2033(c)	1,899,000	1,899,094
5.63%, 06/01/2039(c)	1,000,000	1,004,078
		4,506,087
New Jersey - 1.2%
New Jersey Economic Development Authority, 5.50%, 01/01/2027(b)	300,000	300,781
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038(d)	1,145,000	731,889
0.00%, 12/15/2039(d)	5,000,000	3,077,297
0.00%, 12/15/2039(d)	7,905,000	4,799,764
		8,909,731

The accompanying notes are an integral part of these financial statements.

43

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - 4.5%
New York City Municipal Water Finance Authority, 5.00%, 06/15/2043	$3,790,000	$4,262,890
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,633,664
5.50%, 05/01/2044	3,575,000	4,009,515
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	7,370,000	8,080,589
New York State Dormitory Authority, 5.00%, 03/15/2045	8,000,000	8,348,554
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,952,670
Triborough Bridge & Tunnel Authority, 5.00%, 05/15/2026	1,050,000	1,056,235
		34,344,117
North Carolina - 2.9%
County of Wake, NC, 5.00%, 05/01/2026	575,000	577,660
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,092,107
3.75%, 10/01/2028	585,000	585,386
4.25%, 10/01/2028	250,000	250,201
4.50%, 09/01/2029	600,000	601,109
State of North Carolina, 5.00%, 06/01/2026	1,585,000	1,596,372
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	8,180,000	9,547,453
5.00%, 02/01/2049	5,500,000	6,222,945
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,260,000	1,392,367
		21,865,600
North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,001,180
Ohio - 1.4%
Columbus Regional Airport Authority, 5.25%, 01/01/2041(b)	2,000,000	2,224,656
County of Hamilton, OH, 5.00%, 11/15/2049	6,095,000	6,687,598
JobsOhio Beverage System, 5.00%, 01/01/2044	1,500,000	1,656,875
		10,569,129
Pennsylvania - 2.8%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,835,000	7,483,307
Commonwealth of Pennsylvania, 5.00%, 08/01/2026	4,165,000	4,215,831

	Par	Value
Pennsylvania Turnpike Commission
5.25%, 12/01/2041	$1,020,000	$1,142,474
5.25%, 12/01/2042	1,050,000	1,166,745
5.00%, 12/01/2046	1,700,000	1,847,053
5.00%, 12/01/2047	2,305,000	2,481,459
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,585,000	2,869,722
		21,206,591
Puerto Rico - 0.2%
Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,395,406
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,698,932
5.50%, 05/15/2047	4,000,000	4,284,850
		7,983,782
South Carolina - 1.0%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,282,220
South Island Public Service District, 5.25%, 04/01/2042	3,380,000	3,736,399
		8,018,619
Tennessee - 0.9%
Metropolitan Nashville Airport Authority
5.00%, 07/01/2044(b)	2,750,000	2,957,797
5.00%, 07/01/2045(b)	2,250,000	2,392,308
5.00%, 07/01/2046	1,280,000	1,377,551
		6,727,656
Texas - 8.0%
Austin Independent School District
5.25%, 08/01/2043	2,250,000	2,549,956
5.25%, 08/01/2044	4,250,000	4,758,947
Board of Regents of the University of Texas System, 5.00%, 08/15/2043	1,000,000	1,133,187
City of Fort Worth, TX
5.50%, 03/01/2042	2,015,000	2,274,271
5.50%, 03/01/2043	1,525,000	1,705,346
City of San Antonio, TX Electric & Gas Systems Revenue, 5.25%, 02/01/2042	3,030,000	3,396,688
Colony Local Development Corp., 7.25%, 10/01/2033	700,000	700,568
Coppell Independent School District, 5.00%, 08/15/2026	1,000,000	1,013,050
Dallas Fort Worth International Airport
5.00%, 11/01/2043	3,910,000	4,323,426
5.25%, 11/01/2044(b)	2,795,000	3,048,658
Del Valle Independent School District TX, 5.00%, 06/15/2026	1,410,000	1,421,764
Fort Worth Independent School District, 5.00%, 02/15/2043	1,050,000	1,149,668

The accompanying notes are an integral part of these financial statements.

44

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Hospital District, 5.00%, 02/15/2042	$2,500,000	$2,758,893
Lewisville Independent School District, 5.00%, 08/15/2026	2,000,000	2,026,099
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,425,858
5.50%, 05/15/2048	3,000,000	3,249,796
North East Independent School District, 5.00%, 08/01/2026	1,145,000	1,158,592
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(c)	3,000,000	2,738,726
Port of Beaumont Navigation District, 10.00%, 07/01/2026(c)	1,500,000	1,503,363
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	611,762
Spring Independent School District, 5.25%, 08/15/2044	5,000,000	5,600,898
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2044	2,000,000	2,197,854
5.00%, 11/15/2045	1,250,000	1,359,591
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	5,005,822
		61,112,783
Utah - 1.2%
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,605,000	8,157,102
Wildflower Improvement Association, 6.63%, 03/01/2031(c)	1,072,334	1,067,932
		9,225,034
Virginia - 0.4%
Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,021,383
Virginia Public School Authority, 5.00%, 08/01/2026	1,060,000	1,072,671
		3,094,054
Washington - 4.2%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,000,000	11,578,672
King County Public Hospital District No 4, 5.50%, 12/01/2035	1,000,000	1,020,141
State of Washington
5.00%, 06/01/2026	2,255,000	2,271,065
4.00%, 07/01/2026	3,475,000	3,496,825
5.00%, 08/01/2026	975,000	986,696
5.00%, 06/01/2047	8,000,000	8,662,595

	Par	Value
Washington State Housing Finance Commission
4.20%, 07/01/2029(c)	$1,135,000	$1,135,441
4.20%, 07/01/2030(c)	2,000,000	2,005,543
4.38%, 01/01/2033	1,250,000	1,255,092
		32,412,070
Wisconsin - 1.0%
Public Finance Authority
7.50%, 06/01/2029(c)	2,000,000	1,954,599
5.00%, 07/15/2030(c)	587,319	588,742
0.00%, 12/15/2034(c)(d)	2,500,000	1,487,623
0.00%, 12/15/2034(c)(d)	1,772,000	1,066,510
5.00%, 12/15/2036(c)	1,473,389	1,476,343
0.00%, 12/15/2037(c)(d)	2,455,000	1,275,491
		7,849,308
TOTAL MUNICIPAL BONDS (Cost $655,498,290)		681,245,658
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.2%
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035(e)	39,895,922	1,517,641
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033(a)(e)	43,820,167	594,640
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037(a)(c)(e)	10,228,209	683,040
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036(a)(c)(e)	14,622,298	1,778,510
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037(e)	33,521,395	3,818,422
Series 2021-ML09, Class XUS, 1.49%, 02/25/2040(a)(c)(e)	37,617,368	3,983,303
Series 2021-ML10, Class XUS, 2.06%, 01/25/2038(a)(c)(e)	23,133,507	3,190,573
Series 2021-ML10, Class XUS, 1.52%, 06/25/2038(a)(c)(e)	61,907,941	6,419,235
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038(c)(e)	157,112,713	7,414,149
Series 2021-ML12, Class XUS, 1.23%, 07/25/2041(a)(c)(e)	25,200,472	2,220,414
Series 2022-ML13, Class XUS, 0.96%, 07/25/2036(a)(e)	78,984,731	4,281,762
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036(a)(e)	51,380,434	3,494,383
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $43,225,798)		39,396,072

The accompanying notes are an integral part of these financial statements.

45

Performance Trust Municipal Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035(e)	$47,001,670	$1,902,627
Series 2021-3, Class X, 0.79%, 08/20/2036(e)	24,539,036	1,063,767
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036(e)	65,390,966	2,686,915
Series 2023-2, Class X, 0.81%, 01/20/2038(a)(e)	58,182,420	2,959,158
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035(a)(e)	62,688,556	2,324,492
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,090,416)		10,936,959

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
First American Government Obligations Fund - Class X, 3.60%(f)	42,105,043	42,105,043
TOTAL MONEY MARKET FUNDS (Cost $42,105,043)		42,105,043
TOTAL INVESTMENTS - 101.2% (Cost $752,919,547)		$773,683,732
Liabilities in Excess of Other Assets - (1.2)%		(8,866,867)
TOTAL NET ASSETS - 100.0%		$764,816,865

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2026, the total value of securities subject to the AMT was $55,176,304 or 7.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $51,396,511 or 6.7% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

46

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 37.0%
Aerospace & Defense - 0.7%
Moog, Inc., 4.25%, 12/15/2027(a)	$1,320,000	$1,316,987
TransDigm, Inc.
6.63%, 03/01/2032(a)	1,000,000	1,037,272
6.38%, 05/31/2033(a)	500,000	510,697
6.75%, 01/31/2034(a)	250,000	259,769
		3,124,725
Automobile Components - 0.9%
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,500,000	1,540,766
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032(a)	1,000,000	1,057,559
Phinia, Inc., 6.63%, 10/15/2032(a)	1,250,000	1,298,791
		3,897,116
Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029(a)	1,250,000	1,200,750
Banks - 10.8%
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	522,905
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,500,000	1,445,345
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	1,250,000	1,310,132
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(a)	1,500,000	1,599,736
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	1,750,000	1,768,927
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031(a)	1,000,000	975,413
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046(a)	1,000,000	1,045,871
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,102,188
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	1,250,000	1,276,025
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,240,475
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	973,070
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	2,000,000	2,038,470

	Par	Value
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	$1,750,000	$1,763,125
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	1,000,000	1,017,500
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(a)	1,550,000	1,613,669
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,028,795
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	1,500,000	1,492,500
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,433,180
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	250,000	251,282
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,566,645
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037(a)	1,000,000	928,603
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	1,500,000	1,513,046
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	956,713
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,371,566
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	1,000,000	927,500
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	2,000,000	1,880,439
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	2,000,000	2,033,873
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	1,950,000	1,990,783
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	1,100,000	1,166,357
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	1,000,000	1,017,001

The accompanying notes are an integral part of these financial statements.

47

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	$1,000,000	$1,052,957
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	994,684
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,500,000	1,381,908
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,000,000	2,027,180
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,246,645
		45,954,508
Broadline Retail - 0.2%
Amazon.com, Inc., 5.55%, 11/20/2065	1,000,000	979,823
Building Products - 0.7%
Builders FirstSource, Inc.
5.00%, 03/01/2030(a)	1,750,000	1,738,512
6.75%, 05/15/2035(a)	250,000	261,498
Masterbrand, Inc., 7.00%, 07/15/2032(a)	250,000	252,265
Standard Building Solutions, Inc., 6.25%, 08/01/2033(a)	750,000	764,503
		3,016,778
Capital Markets - 0.5%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	880,185
5.80%, 03/08/2032	1,250,000	1,246,650
		2,126,835
Chemicals - 0.3%
Avient Corp., 6.25%, 11/01/2031(a)	1,250,000	1,291,256
Commercial Services & Supplies - 0.3%
ADT Security Corp., 5.88%, 10/15/2033(a)	1,000,000	1,016,666
Cimpress PLC, 7.38%, 09/15/2032(a)	250,000	251,816
		1,268,482
Construction & Engineering - 0.0%(b)
AECOM, 6.00%, 08/01/2033(a)	100,000	102,236

	Par	Value
Construction Materials - 0.1%
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	$500,000	$520,015
Consumer Finance - 2.6%
Ally Financial, Inc., 6.70%, 02/14/2033	2,250,000	2,347,703
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	1,250,000	1,245,825
Ford Motor Credit Co., LLC
7.35%, 03/06/2030	1,000,000	1,084,241
7.12%, 11/07/2033	1,750,000	1,912,890
General Motors Financial Co., Inc., 5.95%, 04/04/2034	1,250,000	1,326,565
OneMain Finance Corp.
5.38%, 11/15/2029	1,000,000	989,723
6.13%, 05/15/2030	250,000	251,146
6.50%, 03/15/2033	1,000,000	992,656
6.75%, 09/15/2033	750,000	746,275
		10,897,024
Containers & Packaging - 0.4%
Ball Corp., 5.50%, 09/15/2033	800,000	823,726
Sealed Air Corp., 5.00%, 04/15/2029(a)	1,000,000	1,008,454
		1,832,180
Diversified Consumer Services - 1.7%
California Institute of Technology, 4.28%, 09/01/2116	1,000,000	759,565
Case Western Reserve University, 5.41%, 06/01/2122	1,200,000	1,133,390
Claremont Mckenna College, 3.78%, 01/01/2122	1,500,000	1,008,424
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	866,253
Service Corp. International, 4.00%, 05/15/2031	1,000,000	956,517
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,334,859
Washington University, 4.35%, 04/15/2122	1,500,000	1,182,104
		7,241,112
Diversified REITs - 0.2%
Global Net Lease, Inc., 3.75%, 12/15/2027(a)	750,000	734,899
Diversified Telecommunication Services - 0.4%
AT&T, Inc., 5.85%, 04/30/2046	750,000	757,574
Verizon Communications, Inc., 5.75%, 11/30/2045	1,000,000	1,011,534
		1,769,108

The accompanying notes are an integral part of these financial statements.

48

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electrical Equipment - 0.7%
Regal Rexnord Corp., 6.40%, 04/15/2033	$1,000,000	$1,087,466
Sensata Technologies BV, 4.00%, 04/15/2029(a)	865,000	847,331
Sensata Technologies, Inc., 4.38%, 02/15/2030(a)	1,250,000	1,227,285
		3,162,082
Financial Services - 1.0%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual(a)	1,500,000	1,488,998
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual(a)	1,375,000	1,418,979
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036(a)	250,000	203,299
Global Payments, Inc., 5.55%, 11/15/2035	1,000,000	995,063
		4,106,339
Food Products - 0.6%
Mars, Inc., 5.80%, 05/01/2065(a)	1,000,000	1,025,455
Post Holdings, Inc.
6.25%, 10/15/2034(a)	1,000,000	1,021,693
6.50%, 03/15/2036(a)	500,000	508,815
		2,555,963
Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028(a)	250,000	246,400
Healthcare Providers & Services - 0.8%
Centene Corp.
4.63%, 12/15/2029	1,000,000	976,790
3.38%, 02/15/2030	2,250,000	2,088,590
Molina Healthcare, Inc., 6.50%, 02/15/2031(a)	500,000	501,894
		3,567,274
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts LP, 5.70%, 07/01/2034	1,000,000	1,043,083
Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc., 5.13%, 04/15/2029(a)	1,250,000	1,106,732
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,500,000	1,558,545
Hilton Grand Vacations Borrower LLC, Inc., 4.88%, 07/01/2031(a)	1,000,000	941,881
Light & Wonder International, Inc., 6.25%, 10/01/2033(a)	500,000	502,472

	Par	Value
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	$1,750,000	$1,697,866
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,750,000	1,720,699
Station Casinos, LLC, 6.63%, 03/15/2032(a)	500,000	512,981
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(a)	1,500,000	1,490,203
		9,531,379
Household Durables - 1.8%
Ashton Woods USA, LLC
4.63%, 04/01/2030(a)	500,000	477,831
6.88%, 08/01/2033(a)	1,000,000	1,010,151
Century Communities, Inc., 3.88%, 08/15/2029(a)	1,500,000	1,430,811
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(a)	500,000	514,589
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	499,109
3.95%, 02/15/2030	1,500,000	1,446,391
Meritage Homes Corp., 5.65%, 03/15/2035	1,500,000	1,548,417
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(a)	250,000	258,516
TopBuild Corp., 5.63%, 01/31/2034(a)	250,000	252,536
		7,438,351
Interactive Media & Services - 0.9%
Alphabet, Inc., 5.70%, 11/15/2075	2,000,000	2,000,317
Meta Platforms, Inc.
5.50%, 11/15/2045	1,000,000	989,187
5.75%, 11/15/2065	1,000,000	975,031
		3,964,535
IT Services - 0.4%
ASGN, Inc., 4.63%, 05/15/2028(a)	1,750,000	1,698,603
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029(a)	1,750,000	1,680,539
4.00%, 03/15/2031(a)	500,000	472,410
Icon Investments Six DAC, 6.00%, 05/08/2034	500,000	513,287
IQVIA, Inc., 6.25%, 06/01/2032(a)	500,000	514,973
		3,181,209
Machinery - 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027(a)	250,000	250,383
5.88%, 06/01/2029(a)	250,000	253,031
5.88%, 12/01/2033(a)	750,000	766,093
		1,269,507

The accompanying notes are an integral part of these financial statements.

49

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media - 0.8%
CCO Holdings Capital Corp.
4.25%, 01/15/2034(a)	$1,000,000	$871,735
7.38%, 02/01/2036(a)	250,000	253,901
Charter Communications Operating, LLC, 3.50%, 03/01/2042	1,000,000	708,009
Sirius XM Radio LLC
4.00%, 07/15/2028(a)	700,000	683,808
3.88%, 09/01/2031(a)	750,000	687,466
		3,204,919
Office REITs - 0.2%
Vornado Realty LP, 5.75%, 02/01/2033	750,000	761,408
Personal Care Products - 0.1%
Coty, Inc./HFC Prestige Products, Inc./ HFC Prestige International US LLC, 5.60%, 01/15/2031(a)	500,000	501,540
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	250,000	263,102
Professional Services - 1.8%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	1,500,000	1,572,676
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	2,750,000	2,793,395
CACI International, Inc.
6.38%, 06/15/2033(a)	250,000	257,950
6.38%, 06/15/2033(a)	250,000	257,950
Science Applications International Corp.
4.88%, 04/01/2028(a)	2,500,000	2,491,412
5.88%, 11/01/2033(a)	250,000	248,634
		7,622,017
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031(a)	1,000,000	1,059,125
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	250,000	255,407
Software - 0.7%
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	2,500,000	2,255,411
Oracle Corp., 5.88%, 09/26/2045	750,000	679,955
		2,935,366

	Par	Value
Specialty Retail - 2.2%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	$500,000	$492,390
5.00%, 02/15/2032(a)	1,750,000	1,703,828
AutoNation, Inc., 5.89%, 03/15/2035	1,750,000	1,831,817
Gee Automotive Holdings LLC, 7.25%, 03/01/2031(a)	750,000	763,213
Ken Garff Automotive, LLC, 4.88%, 09/15/2028(a)	2,250,000	2,240,353
Lithia Motors, Inc.
3.88%, 06/01/2029(a)	1,250,000	1,208,923
4.38%, 01/15/2031(a)	1,000,000	962,568
		9,203,092
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
5.10%, 02/15/2036	500,000	502,125
3.38%, 12/15/2041	400,000	309,377
Dell International, LLC, 8.10%, 07/15/2036	750,000	912,362
		1,723,864
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	1,000,000	945,982
Trading Companies & Distributors - 0.1%
Herc Holdings, Inc., 7.00%, 06/15/2030(a)	500,000	524,693
TOTAL CORPORATE BONDS (Cost $151,543,593)		156,722,087
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.4%
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061(c)	1,000,000	927,604
Series 2018-BN10, Class D, 2.60%, 02/15/2061(a)	1,000,000	875,904
Series 2019-BN23, Class C, 3.50%, 12/15/2052(c)	1,000,000	889,099
Series 2020-BN25, Class B, 3.04%, 01/15/2063(c)	1,500,000	1,375,258
Series 2020-BN29, Class C, 3.03%, 11/15/2053(c)	1,250,000	1,098,196
Series 2020-BN29, Class D, 2.50%, 11/15/2053(a)	1,250,000	1,004,745
Series 2021-BN35, Class C, 2.90%, 06/15/2064(c)	1,500,000	1,300,052
Series 2022-BN40, Class D, 2.50%, 03/15/2064(a)	1,000,000	777,203
Series 2025-BN49, Class XA, 0.62%, 03/15/2058(c)(d)	30,401,549	1,426,991

The accompanying notes are an integral part of these financial statements.

50

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
BANK5
Series 2024-5YR8, Class C, 6.78%, 08/15/2057(c)	$1,000,000	$1,040,117
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058(a)(c)(d)	40,627,956	1,518,506
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057(a)	1,000,000	930,220
Series 2025-5YR14, Class D, 4.25%, 04/15/2058(a)	1,600,000	1,460,956
Series 2025-5YR17, Class C, 5.89%, 11/15/2058(c)	1,000,000	1,031,974
BBCMS Trust
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,293,298
Series 2022-C17, Class XA, 1.15%, 09/15/2055(c)(d)	14,872,467	907,930
Series 2024-5C27, Class XA, 0.82%, 07/15/2057(a)(c)(d)	35,281,873	831,326
Series 2024-5C31, Class XA, 1.06%, 12/15/2057(c)(d)	27,993,195	998,797
Series 2024-C30, Class XA, 0.86%, 11/15/2057(c)(d)	22,756,872	1,371,022
Series 2025-C32, Class XA, 1.13%, 02/15/2062(c)(d)	17,872,325	1,463,465
Series 2025-C35, Class XD, 1.67%, 07/15/2058(a)(c)(d)	12,000,000	1,507,363
Series 2025-C39, Class XB, 0.48%, 12/15/2058(a)(c)(d)	37,848,000	1,486,711
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.56%, 06/15/2054(c)	1,250,000	1,063,592
Series 2021-B26, Class C, 2.86%, 06/15/2054(c)	1,250,000	995,969
Series 2021-B27, Class XD, 1.48%, 07/15/2054(a)(c)(d)	15,000,000	1,035,183
Series 2021-B29, Class C, 2.75%, 09/15/2054(c)	2,000,000	1,681,258
Series 2024-V6, Class XA, 1.33%, 03/15/2057(c)(d)	24,926,028	889,480
Series 2025-B41, Class XA, 1.00%, 07/15/2068(c)(d)	19,972,544	1,500,242
Series 2026-B42, Class XB, 0.96%, 03/15/2059(c)(d)	32,000,000	2,036,480
BMO Mortgage Trust
Series 2023-C7, Class XA, 0.81%, 12/15/2056(a)(c)(d)	24,736,400	1,135,277
Series 2025-C11, Class XA, 1.10%, 02/15/2058(c)(d)	18,326,767	1,448,949
Series 2025-C13, Class XD, 1.78%, 10/15/2058(a)(c)(d)	8,142,000	1,099,532
Series 2026-C14, Class XA, 1.13%, 02/15/2059(c)(d)	19,000,000	1,566,083

	Par	Value
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C6, Class C, 5.83%, 10/15/2058(c)	$1,250,000	$1,261,988
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.92%, 05/10/2049(c)	1,307,000	1,301,745
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	989,507
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, 3.91%, 12/15/2052(c)	1,250,000	1,180,396
Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	1,500,000	1,289,164
GS Mortgage Securities Corp. II, Series 2012-BWTR, Class B, 3.26%, 11/05/2034(a)	478,000	312,062
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(c)	1,400,000	1,309,737
Series 2017-C34, Class D, 2.70%, 11/15/2052(a)	1,000,000	761,454
Series 2025-5C1, Class XA, 1.16%, 03/15/2058(c)(d)	25,996,911	1,065,130
Series 2025-C35, Class XA, 0.97%, 08/15/2058(c)(d)	27,955,252	2,004,148
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050(c)	1,500,000	1,424,157
Series 2017-HR2, Class C, 4.31%, 12/15/2050(c)	1,400,000	1,347,533
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	927,943
Series 2019-H7, Class D, 3.00%, 07/15/2052(a)	1,000,000	862,264
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,222,646
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.20%, 12/15/2049(a)(c)	1,000,000	908,377
Series 2018-C43, Class C, 4.51%, 03/15/2051(c)	1,250,000	1,172,828
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,276,365
Series 2019-C49, Class C, 4.87%, 03/15/2052(c)	1,000,000	967,645
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	1,500,000	1,245,946
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,562,421
Series 2020-C57, Class C, 4.02%, 08/15/2053(c)	1,500,000	1,403,007

The accompanying notes are an integral part of these financial statements.

51

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - (Continued)
Series 2021-C60, Class C, 2.74%, 08/15/2054	$450,000	$382,640
Series 2025-C64, Class XD, 2.12%, 02/15/2058(a)(c)(d)	10,909,000	1,668,887
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class XA, 1.10%, 10/15/2058(c)(d)	17,986,155	1,480,676
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $67,271,817)		69,297,448
COLLATERALIZED LOAN OBLIGATIONS - 15.5%
Aimco CDO, Series 2026-27A, Class D2, 0.00% (3 mo. Term SOFR + 3.40%), 04/20/2039(a)	1,000,000	1,000,000
Alinea CLO, Series 2018-1A, Class DR, 5.92% (3 mo. Term SOFR + 2.25%), 07/20/2031(a)	1,200,000	1,201,204
Allegany Park CLO Ltd., Series 2019-1A, Class DRR, 6.52% (3 mo. Term SOFR + 2.85%), 01/20/2035(a)	2,000,000	1,936,370
Apidos CLO
Series 2012-11A, Class ER4, 9.67% (3 mo. Term SOFR + 6.00%), 04/17/2034(a)	1,591,143	1,524,169
Series 2015-23A, Class DRR, 6.27% (3 mo. Term SOFR + 2.60%), 04/15/2033(a)	2,000,000	2,003,656
Series 2022-39A, Class D2R, 7.27% (3 mo. Term SOFR + 3.60%), 10/21/2038(a)	1,000,000	953,784
Series 2022-41A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/20/2037(a)	1,000,000	965,082
Series 2023-46A, Class D2R, 7.46% (3 mo. Term SOFR + 3.55%), 10/24/2038(a)	1,000,000	986,250
ARES CLO
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034(a)	2,000,000	1,975,268
Series 2018-49A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/22/2036(a)	1,000,000	995,000
Series 2019-53A, Class D1R2, 6.12% (3 mo. Term SOFR + 2.45%), 10/24/2036(a)	1,200,000	1,190,554
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039(a)	1,000,000	968,983

	Par	Value
Series 2026-79A, Class D2, 0.00% (3 mo. Term SOFR + 3.55%), 04/20/2039(a)	$1,000,000	$1,001,848
Bardot CLO, Series 2019-2A, Class DRR, 6.17% (3 mo. Term SOFR + 2.50%), 10/22/2032(a)	1,250,000	1,220,109
Basswood Park CLO Ltd., Series 2021-1A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 04/20/2034(a)	1,250,000	1,218,759
Carlyle Global Market Strategies, Series 2019-1A, Class CR2, 6.27% (3 mo. Term SOFR + 2.60%), 04/20/2031(a)	1,000,000	1,001,641
Carlyle Group, Inc.
Series 2015-4A, Class CR2, 6.22% (3 mo. Term SOFR + 2.55%), 07/20/2032(a)	1,000,000	1,000,908
Series 2015-5A, Class CR4, 6.12% (3 mo. Term SOFR + 2.45%), 01/20/2032(a)	2,000,000	2,002,854
Chenango Park CLO, Series 2018-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2030(a)	1,250,000	1,255,112
CIFC Funding Ltd., Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035(a)	1,000,000	980,901
Clover CLO, Series 2021-3A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2035(a)	1,000,000	936,420
Dryden Senior Loan Fund, Series 2022-108A, Class ER, 11.20% (3 mo. Term SOFR + 7.53%), 07/18/2037(a)	2,000,000	2,002,976
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 6.57% (3 mo. Term SOFR + 2.90%), 04/22/2035(a)	1,000,000	981,097
Series 2024-5A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 04/20/2037(a)	2,000,000	1,871,270
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 04/22/2034(a)	1,250,000	1,233,144
Goldentree Loan Opportunities Ltd.
Series 2021-9A, Class DJ, 8.42% (3 mo. Term SOFR + 4.75%), 04/20/2037(a)	1,000,000	1,000,231
Series 2022-14A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 07/20/2037(a)	1,750,000	1,729,822
Series 2022-15A, Class DJ, 7.42% (3 mo. Term SOFR + 3.75%), 10/20/2038(a)	1,000,000	963,688
Series 2023-17A, Class DJ, 7.67% (3 mo. Term SOFR + 4.00%), 01/20/2039(a)	1,000,000	980,505

The accompanying notes are an integral part of these financial statements.

52

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2023-18A, Class ER, 8.42% (3 mo. Term SOFR + 4.75%), 01/20/2037(a)	$1,000,000	$969,207
Madison Park Funding Ltd., Series 13A, Class CR2, 5.37% (3 mo. Term SOFR + 1.70%), 11/21/2030(a)	1,000,000	1,002,323
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.77% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	1,250,000	1,204,917
Series 2019-22A, Class DRR, 6.57% (3 mo. Term SOFR + 2.90%), 07/15/2036(a)	1,030,000	1,015,003
Series 2019-23A, Class ER2, 8.25% (3 mo. Term SOFR + 4.60%), 01/25/2035(a)	2,000,000	1,868,152
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035(a)	1,000,000	988,535
Series 2020-27A, Class ERR, 8.42% (3 mo. Term SOFR + 4.75%), 10/20/2038(a)	1,500,000	1,400,484
Series 2021-31A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 07/15/2034(a)	1,500,000	1,471,564
Series 2022-32A, Class D2R, 7.32% (3 mo. Term SOFR + 3.65%), 10/15/2037(a)	1,500,000	1,446,075
Series 2025-50A, Class D2, 7.57% (3 mo. Term SOFR + 3.90%), 07/25/2038(a)	1,000,000	999,247
Series 2025-51A, Class E, 8.49% (3 mo. Term SOFR + 4.60%), 10/25/2038(a)	1,000,000	953,120
Series 2025-52A, Class D2, 7.10% (3 mo. Term SOFR + 3.45%), 01/25/2039(a)	1,000,000	985,653
Neuberger Berman CLO Ltd.
Series 2018-27A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 07/15/2038(a)	1,000,000	1,001,663
Series 2019-34A, Class D2R2, 7.77% (3 mo. Term SOFR + 4.10%), 07/20/2039(a)	1,000,000	1,001,891
Series 2020-39A, Class ER, 10.87% (3 mo. Term SOFR + 7.20%), 04/20/2038(a)	2,000,000	1,930,920
Series 2021-43A, Class DR, 6.32% (3 mo. Term SOFR + 2.65%), 07/17/2036(a)	2,000,000	1,968,164
Series 2024-57A, Class D2, 7.92% (3 mo. Term SOFR + 4.25%), 10/24/2038(a)	1,000,000	993,839
Series 2025-62A, Class D2, 7.36% (3 mo. Term SOFR + 3.60%), 10/17/2039(a)	1,000,000	987,403

	Par	Value
Octagon Investment Partners Ltd.
Series 2013-1A, Class CR2, 5.63% (3 mo. Term SOFR + 1.96%), 01/25/2031(a)	$1,000,000	$1,002,354
Series 2014-1A, Class CR4, 5.90% (3 mo. Term SOFR + 2.25%), 02/14/2031(a)	1,500,000	1,502,340
OHA Credit Funding, Series 2025-24A, Class D2, 7.17% (3 mo. Term SOFR + 3.50%), 01/20/2039(a)	1,000,000	985,660
Southwick Park CLO, Series 2019-4A, Class DRR, 6.37% (3 mo. Term SOFR + 2.70%), 07/20/2032(a)	1,000,000	960,319
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2034(a)	2,000,000	1,951,944
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $67,184,496)		65,672,382
MUNICIPAL BONDS - 10.6%
Alabama - 0.2%
University of Alabama, 3.00%, 07/01/2044	1,250,000	1,070,156
California - 1.1%
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065(a)(e)	1,085,000	585,900
Los Angeles Community College District, CA, 6.75%, 08/01/2049	1,500,000	1,724,527
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,101,518
University of California, 4.77%, 05/15/2115	1,250,000	1,068,107
		4,480,052
Colorado - 1.0%
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	2,500,000	2,603,990
State of Colorado, 6.65%, 09/15/2045	1,500,000	1,682,606
		4,286,596
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030(a)	430,000	496,950
Florida - 0.7%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,649,700
County of Miami-Dade, FL, 0.00%, 10/01/2042(f)	2,500,000	1,311,242
		2,960,942

The accompanying notes are an integral part of these financial statements.

53

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Hawaii - 0.4%
City & County Honolulu, HI Wastewater System Revenue, 3.00%, 07/01/2046	$2,000,000	$1,664,294
Illinois - 0.2%
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,060,257
Indiana - 0.3%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,133,343
Massachusetts - 0.2%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	1,049,220
Michigan - 0.5%
Detroit City School District, 7.75%, 05/01/2039	910,000	1,068,077
University of Michigan, 4.45%, 04/01/2122	1,311,000	1,077,605
		2,145,682
Minnesota - 0.3%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,122,275
Nevada - 0.5%
County of Clark Department of Aviation, 6.82%, 07/01/2045	2,000,000	2,291,078
New Jersey - 0.3%
New Jersey Turnpike Authority, 7.10%, 01/01/2041	1,250,000	1,491,944
Ohio - 0.3%
Ohio State University, 4.80%, 06/01/2111	1,555,000	1,352,706
Oklahoma - 0.4%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,750,000	1,747,594
Oregon - 0.3%
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 09/01/2044	1,250,000	1,075,859
Pennsylvania - 0.3%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	1,098,846

	Par	Value
Tennessee - 0.2%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043(f)	$1,625,000	$704,943
Texas - 2.3%
Dallas Area Rapid Transit, 2.61%, 12/01/2048	1,500,000	1,071,885
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	1,585,000	1,801,242
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	1,500,000	1,228,861
North Texas Tollway Authority, 6.72%, 01/01/2049	1,145,000	1,287,020
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028(a)	1,500,000	1,369,363
Spring Branch Independent School District, 3.00%, 02/01/2043	1,000,000	872,946
State of Texas, 5.52%, 04/01/2039	1,874,619	1,976,457
		9,607,774
Virginia - 0.5%
University of Virginia
4.18%, 09/01/2117	1,430,000	1,101,914
3.23%, 09/01/2119	1,600,000	950,716
		2,052,630
Washington - 0.4%
Washington State Housing Finance Commission, 7.25%, 07/01/2029(a)	1,605,000	1,610,285
Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029(a)	250,000	244,325
TOTAL MUNICIPAL BONDS (Cost $44,162,973)		44,747,751
U.S. TREASURY SECURITIES - 6.6%
United States Treasury Notes/Bonds
3.88%, 05/15/2043	2,000,000	1,849,844
4.38%, 08/15/2043	1,000,000	984,219
4.75%, 11/15/2043	2,300,000	2,368,551
4.50%, 02/15/2044	1,250,000	1,246,680
4.63%, 05/15/2044	1,000,000	1,011,875
4.63%, 11/15/2044	2,250,000	2,272,324
4.75%, 02/15/2045	5,250,000	5,383,916
5.00%, 05/15/2045	5,000,000	5,287,500

The accompanying notes are an integral part of these financial statements.

54

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
United States Treasury Strip Principal
0.00%, 08/15/2042(f)	$2,000,000	$946,451
0.00%, 11/15/2042(f)	2,500,000	1,165,380
0.00%, 02/15/2044(f)	2,350,000	1,021,711
0.00%, 05/15/2044(f)	2,000,000	858,429
0.00%, 08/15/2044(f)	1,900,000	804,036
0.00%, 11/15/2044(f)	4,000,000	1,671,254
0.00%, 02/15/2045(f)	3,000,000	1,237,669
TOTAL U.S. TREASURY SECURITIES (Cost $27,525,699)		28,109,839
ASSET-BACKED SECURITIES - 5.1%
American Credit Acceptance Receivables Trust
Series 2024-1, Class E, 7.98%, 11/12/2031(a)	2,000,000	2,073,006
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	1,000,000	1,021,350
Series 2024-4, Class E, 7.19%, 04/12/2032(a)	2,000,000	2,065,797
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028(a)	902,413	899,575
Exeter Automobile Receivables Trust
Series 2021-2A, Class E, 2.90%, 07/17/2028(a)	1,500,000	1,498,997
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	2,000,000	1,995,306
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	2,000,000	1,993,483
Series 2024-4A, Class E, 7.65%, 02/17/2032(a)	2,000,000	2,108,575
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	2,000,000	2,096,568
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028(a)	888,827	887,817
Series 2021-3A, Class E, 3.20%, 10/16/2028(a)	1,000,000	998,395
Series 2021-4A, Class E, 4.43%, 10/16/2028(a)	1,000,000	1,000,797
Series 2024-2A, Class D, 6.19%, 02/15/2030(a)	1,000,000	1,033,816
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	2,000,000	2,096,081
TOTAL ASSET-BACKED SECURITIES (Cost $21,545,722)		21,769,563

	Par	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp.
Series K-1518, Class X1, 0.86%, 10/25/2035(c)(d)	$24,456,436	$1,430,193
Series K-1519, Class X1, 0.59%, 12/25/2035(c)(d)	24,203,720	1,004,706
Series K546, Class X1, 0.89%, 05/25/2030(c)(d)	41,415,539	1,397,778
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.37%, 06/25/2030(c)(d)	25,648,831	1,248,423
Series K149, Class X1, 0.27%, 08/25/2032(c)(d)	66,554,950	1,176,186
Series K1515, Class X1, 1.51%, 02/25/2035(c)(d)	14,748,681	1,423,285
Series K164, Class X1, 0.28%, 05/25/2034(c)(d)	57,982,456	1,373,413
Series K165, Class X1, 0.60%, 09/25/2034(c)(d)	30,595,951	1,383,466
Series K169, Class X1, 0.25%, 12/25/2034(c)(d)	63,042,233	1,412,039
FREMF Mortgage Trust, Series K549, Class X1, 0.10%, 09/25/2030(c)(d)	184,921,504	1,274,202
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,908,973)		13,123,691
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 2.4%
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	699,211	620,973
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.24% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,010,934	795,131
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,432,874	1,331,551
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,099,345	1,150,519
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,509,895	1,289,200
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	322,065	116,366
JP Morgan Mortgage Trust, Series 2022-1, Class A5, 2.50%, 07/25/2052(a)(c)	2,000,000	1,407,640

The accompanying notes are an integral part of these financial statements.

55

PERFORMANCE TRUST MULTISECTOR BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - (Continued)
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051(a)(g)(h)	$403,666	$404,262
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.67%, 12/25/2035(c)	1,009,633	956,954
Series 2006-AR12, Class 1A1, 4.47%, 10/25/2036(c)	1,191,339	1,117,508
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.18%, 10/25/2037(c)	837,350	826,039
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,880,952)		10,016,143
	Shares
PREFERRED STOCKS - 0.2%
Banks - 0.2%
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,036,800
TOTAL PREFERRED STOCKS (Cost $1,000,000)		1,036,800
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Government Obligations Fund - Class X, 3.60%(i)	13,676,711	13,676,711
TOTAL MONEY MARKET FUNDS (Cost $13,676,711)		13,676,711
TOTAL INVESTMENTS - 100.1% (Cost $416,700,936)		$424,172,415
Liabilities in Excess of Other Assets - (0.1)%		(562,369)
TOTAL NET ASSETS - 100.0%		$423,610,046

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $182,357,938 or 43.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(d)	Interest only security.
(e)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2026, the total value of securities subject to the AMT was $585,900 or 0.1% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of February 28, 2026.

(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

56

PERFORMANCE TRUST SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 21.6%
Apidos CLO
Series 2016-24A, Class BRR, 5.98% (3 mo. Term SOFR + 2.31%), 10/20/2030(a)	$250,000	$250,083
Series 2022-41A, Class ER, 9.32% (3 mo. Term SOFR + 5.65%), 10/20/2037(a)	300,000	287,275
ARES CLO
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034(a)	300,000	296,140
Series 2018-49A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/22/2036(a)	250,000	247,875
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.17% (3 mo. Term SOFR + 1.50%), 10/20/2031(a)	250,000	249,493
Benefit Street Partners CLO Ltd.
Series 2018-5BA, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)	250,000	250,524
Series 2021-24A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 10/20/2034(a)	250,000	250,329
Canyon Capital CLO Ltd., Series 2021-2A, Class X, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2034(a)	102,629	102,637
Carlyle Group, Inc.
Series 2015-4A, Class A2R3, 4.92% (3 mo. Term SOFR + 1.25%), 07/20/2032(a)	300,000	300,255
Series 2015-4A, Class CR2, 6.22% (3 mo. Term SOFR + 2.55%), 07/20/2032(a)	300,000	299,222
Series 2015-5A, Class A2R4, 4.87% (3 mo. Term SOFR + 1.20%), 01/20/2032(a)	250,000	250,139
CIFC Funding Ltd., Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035(a)	250,000	244,350
Dryden Senior Loan Fund, Series 2020-83A, Class AR, 5.20% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)	250,000	250,136
Elmwood CLO Ltd., Series 2023-2A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 04/16/2036(a)	250,000	243,049
Goldentree Loan Opportunities Ltd.
Series 2021-9A, Class AR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)	250,000	250,164
Series 2022-14A, Class ER, 9.57% (3 mo. Term SOFR + 5.90%), 07/20/2037(a)	300,000	294,291

	Par	Value
Golub Capital Partners CLO Ltd., Series 2024-72A, Class B, 5.77% (3 mo. Term SOFR + 2.10%), 04/25/2037(a)	$250,000	$249,921
Harbor Park CLO Ltd., Series 2018-1A, Class BR2, 5.07% (3 mo. Term SOFR + 1.40%), 01/20/2031(a)	300,000	299,918
Invesco CLO Ltd., Series 2024-1RA, Class BR, 5.77% (3 mo. Term SOFR + 2.10%), 04/15/2037(a)	250,000	249,890
KKR CLO Trust, Series 23A, Class BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2031(a)	250,000	250,129
Madison Park Funding Ltd.
Series 13A, Class BR2, 4.97% (3 mo. Term SOFR + 1.30%), 11/21/2030(a)	300,000	300,559
Series 2016-24A, Class BR2, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2029(a)	47,144	47,139
Series 2016-24A, Class CR2, 5.72% (3 mo. Term SOFR + 2.05%), 10/20/2029(a)	250,000	250,105
Series 2024-67A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/25/2037(a)	250,000	250,110
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.77% (3 mo. Term SOFR + 5.10%), 04/17/2034(a)	250,000	239,109
Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)	300,000	300,683
MidOcean Credit CLO, Series 2024-15A, Class A1, 5.20% (3 mo. Term SOFR + 1.53%), 07/21/2037(a)	250,000	250,727
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2034(a)	250,000	250,331
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 6.68% (3 mo. Term SOFR + 3.01%), 01/22/2030(a)	250,000	249,702
OHA Credit Funding, Series 2018-1A, Class CR, 6.12% (3 mo. Term SOFR + 2.45%), 04/20/2037(a)	300,000	299,708
Palmer Square Loan Funding Ltd.
Series 2024-1A, Class BR, 5.11% (3 mo. Term SOFR + 1.45%), 10/15/2032(a)	300,000	300,000
Series 2024-2A, Class CR, 0.00% (3 mo. Term SOFR + 1.95%), 01/15/2033(a)	250,000	250,000

The accompanying notes are an integral part of these financial statements.

57

PERFORMANCE TRUST SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Symphony CLO Ltd.
Series 2020-23A, Class BR2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2034(a)	$250,000	$249,799
Series 2024-43A, Class C, 6.22% (3 mo. Term SOFR + 2.55%), 04/15/2037(a)	250,000	249,884
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,664,811)		8,603,676
NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 19.1%
BANK, Series 2020-BN29, Class B, 2.42%, 11/15/2053	300,000	261,752
BANK5
Series 2023-5YR3, Class B, 7.32%, 09/15/2056(b)	250,000	266,118
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057(a)(b)(c)	9,993,386	219,036
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057(b)(c)	4,798,158	184,215
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057(b)	300,000	315,871
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058(a)(b)(c)	6,596,421	246,464
BANK5 Trust
Series 2025-5YR17, Class B, 5.99%, 11/15/2058(b)	300,000	314,474
Series 2025-5YR17, Class XA, 1.19%, 11/15/2058(b)(c)	5,995,230	287,678
BBCMS Trust
Series 2024-5C27, Class XA, 0.82%, 07/15/2057(a)(b)(c)	8,348,387	196,653
Series 2025-C35, Class XA, 0.65%, 07/15/2058(b)(c)	5,791,891	291,670
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.24%, 08/15/2054(b)(c)	4,902,396	231,616
Series 2021-B29, Class C, 2.75%, 09/15/2054(b)	250,000	208,775
Series 2025-V14, Class XA, 0.77%, 04/15/2057(b)(c)	7,996,765	227,196
Series 2025-V18, Class XA, 1.26%, 10/15/2058(a)(b)(c)	5,898,733	305,292
Series 2025-V19, Class B, 5.90%, 01/15/2058(b)	250,000	261,363
Series 2026-B42, Class XA, 1.28%, 03/15/2059(b)(c)	3,800,000	308,205
BMO Mortgage Trust, Series 2025-C13, Class XA, 1.01%, 10/15/2058(b)(c)	4,099,164	317,901
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class B, 4.12%, 05/10/2049	250,000	247,989

	Par	Value
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041(a)(b)	$250,000	$255,386
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052(a)	250,000	213,607
Mcp Holding Co. LLC, Series 2015-GC30, Class B, 4.00%, 05/10/2050(b)	88,438	85,497
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052(b)	300,000	279,615
Series 2025-5C1, Class XA, 1.16%, 03/15/2058(b)(c)	4,999,406	204,762
Series 2025-C35, Class XA, 0.97%, 08/15/2058(b)(c)	4,093,448	292,604
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	293,998
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	230,876
Series 2021-L5, Class B, 3.10%, 05/15/2054	275,000	247,886
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.20%, 12/15/2049(a)(b)	50,000	44,928
Series 2018-C43, Class B, 4.25%, 03/15/2051(b)	250,000	241,436
Series 2019-C49, Class D, 3.00%, 03/15/2052(a)	250,000	205,875
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C65, Class XA, 1.10%, 10/15/2058(b)(c)	3,897,000	319,780
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,505,726)		7,608,518
CORPORATE BONDS - 15.8%
Aerospace & Defense - 0.6%
Moog, Inc., 4.25%, 12/15/2027(a)	250,000	249,429
Banks - 7.7%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	191,713
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	250,000	252,616
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	250,000	250,625
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(a)	250,000	257,655

The accompanying notes are an integral part of these financial statements.

58

PERFORMANCE TRUST SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	$300,000	$311,258
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	250,000	251,665
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	270,000	250,152
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	300,000	304,203
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	250,000	264,471
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	250,000	254,084
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	250,000	229,144
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	250,000	253,009
		3,070,595
Capital Markets - 0.3%
Ares Capital Corp., 5.50%, 09/01/2030	100,000	99,214
Consumer Finance - 2.2%
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	300,000	298,998
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	250,000	271,060
OneMain Finance Corp., 6.13%, 05/15/2030	300,000	301,375
		871,433
Food Products - 0.6%
Post Holdings, Inc., 4.50%, 09/15/2031(a)	250,000	239,375
Healthcare Providers & Services - 0.6%
Centene Corp., 3.38%, 02/15/2030	250,000	232,066
Hotels, Restaurants & Leisure - 0.6%
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	250,000	245,814
IT Services - 0.3%
ASGN, Inc., 4.63%, 05/15/2028(a)	100,000	97,063
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029(a)	150,000	144,046

	Par	Value
Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/2030(a)	$250,000	$238,619
Sirius XM Radio LLC, 4.00%, 07/15/2028(a)	200,000	195,374
		433,993
Personal Care Products - 0.6%
Coty, Inc./HFC Prestige Products, Inc./ HFC Prestige International US LLC, 5.60%, 01/15/2031(a)	250,000	250,770
Professional Services - 0.6%
Science Applications International Corp., 4.88%, 04/01/2028(a)	250,000	249,141
Software - 0.2%
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	100,000	90,217
TOTAL CORPORATE BONDS (Cost $6,182,132)		6,273,156
ASSET-BACKED SECURITIES - 12.7%
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029(a)	250,000	255,832
Series 2023-4, Class D, 7.65%, 09/12/2030(a)	250,000	258,091
Series 2024-2, Class C, 6.24%, 04/12/2030(a)	216,522	217,979
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	250,000	255,110
Series 2024-3, Class D, 6.04%, 07/12/2030(a)	300,000	306,093
Series 2024-4, Class C, 4.91%, 08/12/2031(a)	300,000	301,413
Series 2025-4, Class C, 4.83%, 01/13/2031(a)	300,000	303,215
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029(a)	30,865	30,898
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028(a)	250,000	249,389
Series 2022-6A, Class D, 8.03%, 04/06/2029	300,000	307,558
Series 2023-1A, Class D, 6.69%, 06/15/2029	223,611	227,027
GLS Auto Receivables Trust
Series 2023-2A, Class C, 5.69%, 03/15/2029(a)	176,441	177,106
Series 2024-2A, Class D, 6.19%, 02/15/2030(a)	250,000	258,116
Series 2026-1A, Class C, 4.56%, 11/17/2031(a)	250,000	251,543

The accompanying notes are an integral part of these financial statements.

59

PERFORMANCE TRUST SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
GLS Auto Select Receivables Trust, Series 2023-1A, Class B, 6.09%, 03/15/2029(a)	$250,000	$255,164
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class B, 5.77%, 12/15/2028	250,000	251,768
Series 2026-1, Class D, 4.75%, 04/15/2032	250,000	250,791
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 08/15/2028(a)	167,219	167,870
Series 2023-3A, Class B, 5.92%, 09/15/2028(a)	63,666	63,759
Series 2024-1A, Class B, 5.55%, 11/15/2027(a)	194,845	195,249
Series 2025-3A, Class A2, 4.31%, 04/17/2028(a)	300,000	300,366
World Omni Select Auto Trust, Series 2023-A, Class B, 5.87%, 08/15/2028	155,000	155,634
TOTAL ASSET-BACKED SECURITIES (Cost $5,017,024)		5,039,971
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 7.4%
Federal Home Loan Mortgage Corp.
Series K-172, Class X1, 0.15%, 08/25/2035(b)(c)	19,997,673	322,186
Series K547, Class X1, 0.40%, 05/25/2030(b)(c)	14,998,728	247,606
Series K556, Class X1, 0.32%, 01/25/2031(b)(c)	21,150,000	295,571
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.39%, 08/25/2029(b)(c)	1,985,000	88,273
Series K107, Class X1, 1.58%, 01/25/2030(b)(c)	4,159,463	220,137
Series K115, Class X1, 1.31%, 06/25/2030(b)(c)	4,306,566	206,327
Series K122, Class X1, 0.87%, 11/25/2030(b)(c)	9,238,929	315,190
Series K131, Class X1, 0.72%, 07/25/2031(b)(c)	9,134,437	306,548
Series K1517, Class X1, 1.32%, 07/25/2035(b)(c)	2,873,015	258,523
Series K164, Class X1, 0.28%, 05/25/2034(b)(c)	10,896,703	257,702
Series K165, Class X1, 0.60%, 09/25/2034(b)(c)	6,149,186	277,545

	Par	Value
Series K744, Class X1, 0.86%, 07/25/2028(b)(c)	$10,206,735	$172,494
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,946,005)		2,968,102
U.S. TREASURY SECURITIES - 4.7%
United States Treasury Notes/Bonds
4.25%, 11/15/2040	125,000	123,897
3.88%, 05/15/2043	175,000	161,862
4.38%, 08/15/2043	175,000	172,238
4.75%, 11/15/2043	175,000	180,216
4.63%, 11/15/2044	250,000	252,481
4.88%, 08/15/2045	250,000	260,156
4.63%, 11/15/2045	250,000	251,738
United States Treasury Strip Principal
0.00%, 11/15/2040(d)	300,000	157,325
0.00%, 08/15/2042(d)	400,000	189,290
0.00%, 08/15/2044(d)	250,000	105,794
TOTAL U.S. TREASURY SECURITIES (Cost $1,805,686)		1,854,997
MUNICIPAL BONDS - 3.3%
City of New Orleans, LA Water System Revenue, 2.89%, 12/01/2041	300,000	235,474
County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000	286,385
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	250,000	244,140
Michigan Finance Authority, 3.27%, 06/01/2039	60,000	58,023
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	300,000	299,587
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/2039	175,000	194,682
TOTAL MUNICIPAL BONDS (Cost $1,285,887)		1,318,291
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 0.5%
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.18%, 10/25/2037(b)	209,338	206,150
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $200,697)		206,150

The accompanying notes are an integral part of these financial statements.

60

PERFORMANCE TRUST SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 11.3%
0.00%, 04/07/2026(d)	$1,500,000	$1,494,574
0.00%, 04/30/2026(d)	1,500,000	1,491,092
0.00%, 06/09/2026(d)	1,500,000	1,485,274
TOTAL U.S. TREASURY BILLS (Cost $4,470,320)		4,470,940

	Shares
MONEY MARKET FUNDS - 4.2%
First American Government Obligations Fund - Class X, 3.60%(e)	1,688,673	1,688,673
TOTAL MONEY MARKET FUNDS (Cost $1,688,673)		1,688,673
TOTAL INVESTMENTS - 100.6% (Cost $39,766,961)		$40,032,474
Liabilities in Excess of Other Assets - (0.6)%		(235,888)
TOTAL NET ASSETS - 100.0%		$39,796,586

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $16,694,611 or 41.9% of the Fund’s net assets.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 28, 2026.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

61

PERFORMANCE TRUST FUNDS
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
ASSETS:
Investments, at value	$10,484,377,051	$ 773,683,732	$ 424,172,415	$40,032,474
Interest receivable	97,067,352	7,906,748	4,562,939	329,232
Receivable for fund shares sold	11,477,039	410,079	487,246	—
Dividends receivable	562,688	129,615	50,774	11,194
Receivable for investments sold	14,062	—	—	—
Prepaid expenses and other assets	127,195	30,978	31,302	—
Total assets	10,593,625,387	782,161,152	429,304,676	40,372,900
LIABILITIES:
Payable for investments purchased	74,241,899	16,766,263	4,873,281	558,161
Payable for capital shares redeemed	5,833,508	218,977	490,689	—
Payable to Adviser	3,507,703	167,315	195,150	18,153
Payable for fund administration and accounting fees	1,246,176	99,168	75,339	—
Payable for transfer agent fees and expenses	411,402	36,469	15,942	—
Payable for compliance fees	4,147	4,147	4,147	—
Payable for custodian fees	132,682	6,070	3,121	—
Payable for distribution and shareholder servicing fees	1,605,295	2,999	—	—
Payable for expenses and other liabilities	397,333	42,879	36,961	—
Total liabilities	87,380,145	17,344,287	5,694,630	576,314
NET ASSETS	$10,506,245,242	$764,816,865	$423,610,046	$39,796,586
Net Assets Consists of:
Paid-in capital	$11,157,292,448	$ 838,345,398	$ 417,965,378	$ 39,467,062
Total distributable earnings/(accumulated losses)	(651,047,206)	(73,528,533)	5,644,668	329,524
Total net assets	$10,506,245,242	$764,816,865	$423,610,046	$ 39,796,586
Net assets	$—	$—	$—	$ 39,796,586
Shares issued and outstanding(a)	—	—	—	1,560,000
Net asset value per share	$—	$—	$—	$25.51
Class A
Net assets	$53,619,016	$15,931,036	$—	$—
Shares issued and outstanding(a)	2,642,907	684,208	—	—
Net asset value per share	$20.29	$23.28	$—	$—
Max offering price per share (net asset value per share divided by 0.9775 and 0.9775)(b)	$20.75	$23.82	$—	$—
Class C
Net assets	$59,641,055	$—	$—	$—
Shares issued and outstanding(a)	2,953,028	—	—	—
Net asset value per share	$20.20	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

62

PERFORMANCE TRUST FUNDS
Statements of Assets and Liabilities
February 28, 2026 (Unaudited)(Continued)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
Institutional Class
Net assets	$10,392,985,171	$748,885,829	$423,610,046	$—
Shares issued and outstanding(a)	512,929,482	32,247,699	46,174,482	—
Net asset value per share	$20.26	$23.22	$9.17	$—
Cost:
Investments, at cost	$10,526,213,028	$752,919,547	$416,700,936	$39,766,961

(a)	Unlimited shares authorized without par value.
(b)	Reflects a maximum sales charge of 2.25% and 2.25%.
The accompanying notes are an integral part of these financial statements.

63

PERFORMANCE TRUST FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026 (Unaudited)

	Performance Trust Total Return Bond Fund	Performance Trust Municipal Bond Fund	Performance Trust Multisector Bond Fund	Performance Trust Short Term Bond ETF
INVESTMENT INCOME:
Dividend income	$2,155,390	$717,931	$217,516	$49,343
Interest income	263,268,297	14,562,676	11,717,574	787,458
Total investment income	265,423,687	15,280,607	11,935,090	836,801
EXPENSES:
Investment advisory fee	29,993,235	1,373,856	1,559,653	100,404
Sub-transfer agent fees	5,518,365	—	—	—
Fund administration and accounting fees	1,352,378	106,204	87,019	—
Transfer agent fees	494,081	41,715	20,030	—
Reports to shareholders	280,125	10,909	11,227	—
Federal and state registration fees	221,023	31,771	30,593	—
Distribution expenses - Class C	218,065	—	—	—
Custodian fees	206,671	15,028	9,235	—
Shareholder service costs - Class C	72,688	—	—	—
Distribution expenses - Class A	62,634	18,799	—	—
Legal fees	26,108	7,942	6,995	—
Audit fees	22,337	11,677	11,576	—
Trustees’ fees	15,344	15,344	15,344	—
Compliance fees	4,975	4,975	4,975	—
Other expenses and fees	39,952	7,122	5,164	—
Total expenses	38,527,981	1,645,342	1,761,811	100,404
Expense recoupment by Adviser	—	—	77,305	—
Net expenses	38,527,981	1,645,342	1,839,116	100,404
NET INVESTMENT INCOME	226,895,706	13,635,265	10,095,974	736,397
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,589,952)	3,474,958	1,036,106	1,664
Net realized gain (loss)	(11,589,952)	3,474,958	1,036,106	1,664
Net change in unrealized appreciation (depreciation) on:
Investments	270,988,659	33,763,251	3,214,758	160,747
Net change in unrealized appreciation (depreciation)	270,988,659	33,763,251	3,214,758	160,747
Net realized and unrealized gain (loss)	259,398,707	37,238,209	4,250,864	162,411
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 486,294,413	$ 50,873,474	$ 14,346,838	$ 898,808

The accompanying notes are an integral part of these financial statements.

64

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$226,895,706	$414,055,970	$13,635,265	$27,142,160
Net realized gain (loss)	(11,589,952)	(49,038,267)	3,474,958	(4,566,374)
Net change in unrealized appreciation (depreciation)	270,988,659	(92,326,100)	33,763,251	(33,527,617)
Net increase (decrease) in net assets from operations	486,294,413	272,691,603	50,873,474	(10,951,831)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(1,087,383)	(1,905,036)	(268,186)	(604,417)
From earnings - Class C	(1,042,703)	(1,927,687)	—	—
From earnings - Institutional Class	(228,631,787)	(406,691,020)	(13,055,042)	(26,542,883)
Total distributions to shareholders	(230,761,873)	(410,523,743)	(13,323,228)	(27,147,300)
CAPITAL TRANSACTIONS:
Shares sold - Class A	13,549,089	26,787,505	2,024,093	3,184,177
Shares issued from reinvestment of distributions - Class A	1,055,342	1,843,483	253,713	562,889
Shares redeemed - Class A	(9,509,014)	(18,997,704)	(2,802,594)	(7,215,166)
Shares sold - Class C	8,324,727	16,929,182	—	—
Shares issued from reinvestment of distributions - Class C	1,037,210	1,919,831	—	—
Shares redeemed - Class C	(9,070,660)	(11,700,919)	—	—
Shares sold - Institutional Class	1,582,178,496	3,793,848,833	156,173,567	266,299,948
Shares issued from reinvestment of distributions - Institutional Class	204,203,421	363,574,050	11,375,368	23,903,803
Shares redeemed - Institutional Class	(1,237,528,164)	(2,392,232,125)	(78,239,740)	(336,911,708)
Net increase (decrease) in net assets from capital transactions	554,240,447	1,781,972,136	88,784,407	(50,176,057)
NET INCREASE (DECREASE) IN NET ASSETS	809,772,987	1,644,139,996	126,334,653	(88,275,188)
NET ASSETS:
Beginning of the period	9,696,472,255	8,052,332,259	638,482,212	726,757,400
End of the period	$ 10,506,245,242	$9,696,472,255	$ 764,816,865	$638,482,212

The accompanying notes are an integral part of these financial statements.

65

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Performance Trust Total Return Bond Fund		Performance Trust Municipal Bond Fund
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
SHARES TRANSACTIONS
Shares sold - Class A	675,587	1,353,955	88,757	140,444
Shares issued from reinvestment of distributions - Class A	52,709	93,699	11,130	25,002
Shares redeemed - Class A	(474,574)	(964,494)	(123,722)	(317,981)
Shares sold - Class C	417,354	858,019	—	—
Shares issued from reinvestment of distributions - Class C	52,014	97,923	—	—
Shares redeemed - Class C	(454,140)	(592,483)	—	—
Shares sold - Institutional Class	79,084,003	191,989,396	6,858,194	11,839,300
Shares issued from reinvestment of distributions - Institutional Class	10,212,714	18,492,334	500,207	1,063,516
Shares redeemed - Institutional Class	(61,849,442)	(121,551,478)	(3,446,840)	(15,083,007)
Total increase (decrease) in shares outstanding	27,716,225	89,776,871	3,887,726	(2,332,726)

The accompanying notes are an integral part of these financial statements.

66

PERFORMANCE TRUST FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Performance Trust Multisector Bond Fund		Performance Trust Short Term Bond ETF
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$10,095,974	$12,621,014	$736,397	$842,719
Net realized gain (loss)	1,036,106	97,600	1,664	24,016
Net change in unrealized appreciation (depreciation)	3,214,758	1,374,569	160,747	(16,108)
Net increase (decrease) in net assets from operations	14,346,838	14,093,183	898,808	850,627
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(750,199)	(825,833)
From earnings - Institutional Class	(10,170,896)	(12,116,405)	—	—
Total distributions to shareholders	(10,170,896)	(12,116,405)	(750,199)	(825,833)
CAPITAL TRANSACTIONS:
Shares sold	—	—	25,425,414	7,587,508
Shares redeemed	—	—	(5,076,880)	(1,008,204)
ETF transaction fees	—	—	24,402	6,070
Shares sold - Institutional Class	96,219,503	244,638,994	—	—
Shares issued from reinvestment of distributions - Institutional Class	9,390,765	11,564,010	—	—
Shares redeemed - Institutional Class	(38,032,890)	(42,463,926)	—	—
Net increase (decrease) in net assets from capital transactions	67,577,378	213,739,078	20,372,936	6,585,374
NET INCREASE (DECREASE) IN NET ASSETS	71,753,320	215,715,856	20,521,545	6,610,168
NET ASSETS:
Beginning of the period	351,856,726	136,140,870	19,275,041	12,664,873
End of the period	$ 423,610,046	$ 351,856,726	$ 39,796,586	$ 19,275,041
SHARES TRANSACTIONS
Shares sold	—	—	1,000,000	300,000
Shares redeemed	—	—	(200,000)	(40,000)
Shares sold - Institutional Class	10,532,102	27,162,001	—	—
Shares issued from reinvestment of distributions - Institutional Class	1,029,836	1,289,859	—	—
Shares redeemed - Institutional Class	(4,162,313)	(4,722,153)	—	—
Total increase (decrease) in shares outstanding	7,399,625	23,729,707	800,000	260,000

The accompanying notes are an integral part of these financial statements.

67

Performance Trust Total Return Bond Fund
Financial Highlights
Class A

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.78	$20.08	$19.18	$19.89	$23.18	$22.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.86	0.82	0.70	0.67	0.72
Net realized and unrealized gain (loss) on investments(b)	0.51	(0.33)	0.90	(0.70)	(3.23)	0.24
Total from investment operations	0.94	0.53	1.72	—	(2.56)	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.83)	(0.82)	(0.71)	(0.65)	(0.77)
Net realized gains	—	—	—	—	(0.08)	—
Total distributions	(0.43)	(0.83)	(0.82)	(0.71)	(0.73)	(0.77)
Net asset value, end of period	$20.29	$19.78	$20.08	$19.18	$19.89	$23.18
TOTAL RETURN(c)	4.82%	2.74%	9.19%	0.05%	−11.26%	4.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,619	$47,256	$38,273	$29,145	$32,476	$32,802
Ratio of expenses to average net assets(d)	1.01%	1.00%	1.01%	1.01%	1.00%	1.01%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(d)	—%	0.00%(e)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	4.30%	4.36%	4.21%	3.63%	3.12%	3.12%
Portfolio turnover rate(c)	16%	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

68

Performance Trust Total Return Bond Fund
Financial Highlights
Class C

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.69	$19.99	$19.11	$19.81	$23.10	$22.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.35	0.71	0.67	0.56	0.52	0.55
Net realized and unrealized gain (loss) on investments(b)	0.52	(0.33)	0.88	(0.69)	(3.23)	0.24
Total from investment operations	0.87	0.38	1.55	(0.13)	(2.71)	0.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.68)	(0.67)	(0.57)	(0.50)	(0.61)
Net realized gains	—	—	—	—	(0.08)	—
Total distributions	(0.36)	(0.68)	(0.67)	(0.57)	(0.58)	(0.61)
Net asset value, end of period	$20.20	$19.69	$19.99	$19.11	$19.81	$23.10
TOTAL RETURN(c)	4.44%	1.98%	8.31%	−0.65%	−11.92%	3.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,641	$57,841	$51,463	$42,012	$47,081	$56,625
Ratio of expenses to average net assets(d)	1.76%	1.75%	1.76%	1.76%	1.75%	1.76%
Ratio of net investment income (loss) to average net assets(d)	3.55%	3.61%	3.46%	2.88%	2.33%	2.37%
Portfolio turnover rate(c)	16%	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

69

Performance Trust Total Return Bond Fund
Financial Highlights
Institutional Class

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$19.76	$20.08	$19.18	$19.89	$23.17	$22.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.91	0.86	0.75	0.72	0.78
Net realized and unrealized gain (loss) on investments(b)	0.51	(0.33)	0.90	(0.70)	(3.22)	0.23
Total from investment operations	0.96	0.58	1.76	0.05	(2.50)	1.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.90)	(0.86)	(0.76)	(0.70)	(0.83)
Net realized gains	—	—	—	—	(0.08)	—
Total distributions	(0.46)	(0.90)	(0.86)	(0.76)	(0.78)	(0.83)
Net asset value, end of period	$20.26	$19.76	$20.08	$19.18	$19.89	$23.17
TOTAL RETURN(c)	4.92%	3.01%	9.45%	0.30%	−11.00%	4.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,392,985	$9,591,375	$7,962,596	$5,712,347	$5,466,750	$6,327,797
Ratio of expenses to average net assets(d)	0.76%	0.75%	0.76%	0.76%	0.75%	0.76%
Ratio of net investment income (loss) to average net assets(d)	4.55%	4.61%	4.46%	3.90%	3.34%	3.39%
Portfolio turnover rate(c)	16%	29%	34%	36%	53%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

70

Performance Trust Municipal Bond Fund
Financial Highlights
Class A

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.04	$23.18	$22.07	$22.67	$25.96	$25.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.81	0.80	0.76	0.44	0.42
Net realized and unrealized gain (loss) on investments(b)	1.23	(1.17)	1.11	(0.62)	(3.31)	0.61
Total from investment operations	1.65	(0.36)	1.91	0.14	(2.87)	1.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.78)	(0.80)	(0.74)	(0.42)	(0.50)
Net realized gains	—	—	—	—	—	(0.04)
Return of capital	—	—	—	—	—	(0.07)
Total distributions	(0.41)	(0.78)	(0.80)	(0.74)	(0.42)	(0.61)
Net asset value, end of period	$23.28	$22.04	$23.18	$22.07	$22.67	$25.96
TOTAL RETURN(c)	7.54%	−1.56%	8.84%	0.62%	−11.17%	4.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,931	$15,602	$19,950	$34,611	$45,843	$55,918
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.72%	0.73%	0.74%	0.74%	0.73%	0.74%
After expense reimbursement/ recoupment(d)	0.72%	0.73%	0.74%	0.74%	0.73%	0.77%
Ratio of net investment income (loss) to average net assets(d)	3.72%	3.60%	3.56%	3.39%	1.78%	1.64%
Portfolio turnover rate(c)	13%	62%	60%	68%	82%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

71

Performance Trust Municipal Bond Fund
Financial Highlights
Institutional Class

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.98	$23.16	$22.05	$22.65	$25.94	$25.52
INVESTMENT OPERATIONS:
Net investment income(a)	0.45	0.87	0.86	0.82	0.50	0.49
Net realized and unrealized gain (loss) on investments(b)	1.23	(1.18)	1.12	(0.62)	(3.31)	0.61
Total from investment operations	1.68	(0.31)	1.98	0.20	(2.81)	1.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.87)	(0.87)	(0.80)	(0.48)	(0.58)
Net realized gains	—	—	—	—	—	(0.04)
Return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.44)	(0.87)	(0.87)	(0.80)	(0.48)	(0.68)
Net asset value, end of period	$23.22	$21.98	$23.16	$22.05	$22.65	$25.94
TOTAL RETURN(c)	7.70%	−1.34%	9.14%	0.88%	−10.96%	4.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$748,886	$622,880	$706,807	$588,234	$670,095	$818,825
Ratio of expenses to average net assets
Before expense reimbursement/ recoupment(d)	0.47%	0.48%	0.50%	0.49%	0.48%	0.49%
After expense reimbursement/ recoupment(d)	0.47%	0.48%	0.50%	0.49%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets(d)	3.98%	3.86%	3.81%	3.65%	2.02%	1.91%
Portfolio turnover rate(c)	13%	62%	60%	68%	82%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

72

Performance Trust Multisector Bond Fund
Financial Highlights
Institutional Class

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,				Period Ended August 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$9.07	$9.05	$8.47	$8.72	$10.07	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.49	0.52	0.51	0.38	0.39
Net realized and unrealized gain (loss) on investments(c)	0.11	0.01	0.58	(0.25)	(1.33)	0.01
Total from investment operations	0.34	0.50	1.10	0.26	(0.95)	0.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.48)	(0.52)	(0.51)	(0.39)	(0.33)
Net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.24)	(0.48)	(0.52)	(0.51)	(0.40)	(0.33)
Net asset value, end of period	$9.17	$9.07	$9.05	$8.47	$8.72	$10.07
TOTAL RETURN(d)	3.77%	5.66%	13.49%	3.12%	−9.66%	4.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$423,610	$351,857	$136,141	$89,470	$82,015	$13,025
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.90%	0.96%	1.03%	1.06%	1.19%	2.47%
After expense reimbursement/ recoupment(e)	0.94%	0.99%	1.01%	0.99%	0.99%	0.99%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	0.00%(f)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	5.18%	5.46%	6.00%	5.98%	4.18%	5.82%
Portfolio turnover rate(d)	17%	22%	40%	74%	60%	109%

(a)	Inception date of the Fund was December 31, 2020, and investment operations commenced January 4, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

73

Performance Trust Short Term Bond ETF
Financial Highlights

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.36	$25.33	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.60	1.37	0.58
Net realized and unrealized gain (loss) on investments(c)	0.16	0.01	0.20
Total from investment operations	0.76	1.38	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(1.34)	(0.45)
Net realized gains	(0.01)	(0.02)	—
Total distributions	(0.63)	(1.36)	(0.45)
ETF transaction fees per share	0.02	0.01	—
Net asset value, end of period	$25.51	$25.36	$25.33
TOTAL RETURN(d)	3.10%	5.64%	3.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,797	$19,275	$12,665
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	4.77%	5.44%	5.80%
Portfolio turnover rate(d)(f)	21%	44%	13%

(a)	Inception date of the Fund was April 8, 2024, and investment operations commenced April 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Performance Trust Funds (the “Funds”) are comprised of the Performance Trust Total Return Bond Fund (the “Total Return Bond Fund”), the Performance Trust Municipal Bond Fund (the “Municipal Bond Fund”), the Performance Trust Multisector Bond Fund (the “Multisector Bond Fund”) (collectively, the “Mutual Funds”), and the Performance Trust Short Term Bond ETF (the “Short Term Bond ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The investment objective of the Multisector Bond Fund is to achieve long-term investment returns primarily by investing in a portfolio of income producing securities that may have the potential for capital appreciation. The investment objective of the Short Term Bond ETF is to seek total return from income and preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Institutional Class shares of the Total Return Bond Fund commenced investment operations on September 1, 2010. The Class A and Class C shares of the Total Return Bond Fund commenced investment operations on January 2, 2019. The Municipal Bond Fund commenced investment operations on June 30, 2011 and September 28, 2012 for the Institutional Class and Class A shares, respectively. The Institutional Class shares of the Multisector Bond Fund commenced investment operations on January 4, 2021. The Short Term Bond ETF commenced investment operations April 9, 2024. Effective January 2, 2019, the Retail Class shares of the Municipal Bond Fund were redesignated as Class A shares. Class A shares are subject to an initial maximum sales charge of 2.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Mutual Funds’ current prospectus. Class A shares are subject to a 0.25% Rule 12b-1 distribution and service fee. Class C shares are subject to a 1.00% Rule 12b-1 distribution and service fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (DBA: PTAM) (the “Adviser”), the Funds’ investment adviser. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the

75

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held, or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2026:

Performance Trust Total Return Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,711,626,121	$—	$2,711,626,121
Corporate Bonds	—	2,032,174,146	—	2,032,174,146
Non-Agency Commercial Mortgage Backed Securities	—	1,651,698,340	—	1,651,698,340
U.S. Treasury Securities	—	1,186,055,735	—	1,186,055,735
Collateralized Loan Obligations	—	998,188,821	—	998,188,821
Asset-Backed Securities	—	643,060,573	—	643,060,573

76

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Performance Trust Total Return Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Agency Commercial Mortgage Backed Securities	$—	$453,744,748	$—	$453,744,748
Non-Agency Residential Mortgage Backed Securities	—	448,259,168	—	448,259,168
Agency Residential Mortgage- Backed Securities	—	146,593,127	—	146,593,127
Preferred Stocks	5,184,000	—	—	5,184,000
Money Market Funds	207,792,272	—	—	207,792,272
Total Investments	$212,976,272	$10,271,400,779	$—	$10,484,377,051

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$681,245,658	$—	$681,245,658
Agency Commercial Mortgage Backed Securities	—	39,396,072	—	39,396,072
Non-Agency Commercial Mortgage Backed Securities	—	10,936,959	—	10,936,959
Money Market Funds	42,105,043	—	—	42,105,043
Total Investments	$42,105,043	$731,578,689	$—	$773,683,732

Refer to the Schedule of Investments for further disaggregation of investment categories.
Performance Trust Multisector Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$156,722,087	$—	$156,722,087
Non-Agency Commercial Mortgage Backed Securities	—	69,297,448	—	69,297,448
Collateralized Loan Obligations	—	65,672,382	—	65,672,382
Municipal Bonds	—	44,747,751	—	44,747,751
U.S. Treasury Securities	—	28,109,839	—	28,109,839
Asset-Backed Securities	—	21,769,563	—	21,769,563
Agency Commercial Mortgage Backed Securities	—	13,123,691	—	13,123,691
Non-Agency Residential Mortgage Backed Securities	—	10,016,143	—	10,016,143
Preferred Stocks	1,036,800	—	—	1,036,800
Money Market Funds	13,676,711	—	—	13,676,711
Total Investments	$14,713,511	$409,458,904	$—	$424,172,415

Refer to the Schedule of Investments for further disaggregation of investment categories.

77

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Performance Trust Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$—	$8,603,676	$—	$8,603,676
Non-Agency Commercial Mortgage Backed Securities	—	7,608,518	—	7,608,518
Corporate Bonds	—	6,273,156	—	6,273,156
Asset-Backed Securities	—	5,039,971	—	5,039,971
Agency Commercial Mortgage Backed Securities	—	2,968,102	—	2,968,102
U.S. Treasury Securities	—	1,854,997	—	1,854,997
Municipal Bonds	—	1,318,291	—	1,318,291
Non-Agency Residential Mortgage Backed Securities	—	206,150	—	206,150
U.S. Treasury Bills	—	4,470,940	—	4,470,940
Money Market Funds	1,688,673	—	—	1,688,673
Total Investments	$1,688,673	$38,343,801	$—	$40,032,474

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Funds did not hold any Level 3 securities during the period ended February 28, 2026.
The Funds did not hold any financial derivative instruments during the period ended February 28, 2026.
B.
Short Positions – The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. As of February 28, 2026, the Funds did not have any open short positions and accordingly did not have securities or cash held as collateral.

C.
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided. As of and during the period ended February 28, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2026, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the year ended August 31, 2022.

D.
Distributions to Shareholders – The Funds will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply

78

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains, and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
E.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation – The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated by class based on relative net assets. Distribution and service (Rule 12b-1) fees are expensed at 0.25% of average daily net assets of the Class A shares of the Total Return Bond Fund and the Municipal Bond Fund and 0.75% of average daily net assets of the Class C shares of the Total Return Bond Fund. Shareholder servicing fees are expensed at 0.25% of average daily net assets of Class C shares of the Total Return Bond Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses of the Trust are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on an identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts, premiums, and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.

I.
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ portfolio managers as listed in the most recent prospectus, and the Adviser’s Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financials highlights.

79

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the year ended August 31, 2025, and the year ended August 31, 2024, was as follows:
Performance Trust Total Return Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income	$410,523,743	$293,211,319
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$410,523,743	$293,211,319

Performance Trust Municipal Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income	$2,755,340	$2,924,724
Tax-Exempt Income	24,391,960	22,540,224
Long-Term Capital Gain	—	—
Return of Capital.	—	—
Total Distributions Paid	$27,147,300	$25,464,948

Performance Trust Multisector Bond Fund

	Year Ended August 31,
	2025	2024
Ordinary Income	$12,116,405	$6,245,595
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$12,116,405	$6,245,595

Performance Trust Short Term Bond ETF

	Year Ended August 31,
	2025	2024
Ordinary Income(1)	$825,833	$202,825
Tax-Exempt Income	—	—
Long-Term Capital Gain	—	—
Return of Capital	—	—
Total Distributions Paid	$825,833	$202,825

(1)	Ordinary income includes short-term capital gains.

80

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
As of August 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Performance Trust Total Return Bond Fund

Cost basis of investments for federal income tax purposes	$10,016,014,352
Gross tax unrealized appreciation	$116,061,637
Gross tax unrealized depreciation	(435,821,901)
Net tax unrealized depreciation	(319,760,264)
Undistributed ordinary income	25,520,077
Undistributed long-term capital gain	—
Total distributable earnings	25,520,077
Other accumulated losses	(612,339,559)
Total accumulated loss	$(906,579,746)

Performance Trust Municipal Bond Fund

Cost basis of investments for federal income tax purposes	$652,015,815
Gross tax unrealized appreciation	$4,729,590
Gross tax unrealized depreciation	(17,848,564)
Net tax unrealized depreciation	(13,118,974)
Undistributed ordinary income	1,214,486
Undistributed long-term capital gain	—
Total distributable earnings	1,214,486
Other accumulated losses	(99,174,291)
Total accumulated loss	$(111,078,779)

Performance Trust Multisector Bond Fund

Cost basis of investments for federal income tax purposes	$347,967,293
Gross tax unrealized appreciation	$7,668,788
Gross tax unrealized depreciation	(3,412,067)
Net tax unrealized appreciation	4,256,721
Undistributed ordinary income	965,131
Undistributed long-term capital gain	—
Total distributable earnings.	965,131
Other accumulated losses	(3,753,126)
Total accumulated gains	$1,468,726

81

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Performance Trust Short Term Bond ETF

Cost basis of investments for federal income tax purposes	$18,724,673
Gross tax unrealized appreciation	$174,132
Gross tax unrealized depreciation	(69,366)
Net tax unrealized appreciation	104,766
Undistributed ordinary income.	70,704
Undistributed long-term capital gain	14,514
Total distributable earnings	85,218
Other accumulated losses	(9,069)
Total accumulated gains	$180,915

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale and amortization adjustments.
At August 31, 2025, the Funds had capital loss carryovers as follows:

	Short Term	Long Term	Total
Total Return Bond Fund	$221,394,395	$390,945,164	$612,339,559
Municipal Bond Fund	54,346,943	44,827,348	99,174,291
Multisector Bond Fund	1,352,776	2,400,350	3,753,126
Short Term Bond ETF	—	—	—

During fiscal year ended August 31, 2025, the Funds utilized capital losses as follows:

Capital Loss Carryforwards Utilized
Total Return Bond Fund	$—
Municipal Bond Fund	—
Multisector Bond Fund	—
Short Term Bond ETF	4,639

As of August 31, 2025, the following Funds deferred, on a tax basis, a late-year ordinary loss as follows:

Total Return Bond Fund	$—
Municipal Bond Fund	—
Multisector Bond Fund	—
Short Term Bond ETF	9,069

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended August 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings	Paid-in Capital
Total Return Bond Fund	$—	$—
Municipal Bond Fund	—	—
Multisector Bond Fund	—	—
Short Term Bond ETF	—	—

82

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
4. INVESTMENT ADVISER
The Trust has entered into an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.60% for the Total Return Bond Fund, 0.40% for the Municipal Bond Fund and 0.80% for the Multisector Bond Fund of the respective Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent necessary to ensure that the total annual Fund operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 0.95%, 0.55%, and 0.99% (the “Expense Limitation Cap”) of the average daily net assets of the Total Return Bond Fund, Municipal Bond Fund, and Multisector Bond Fund, respectively. The Expense Limitation Cap is in place at least through December 29, 2026 for each Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed.
At period ended, February 28, 2026, there are no remaining amounts waived or reimbursed available for recovery.
During the period ended February 28, 2026, previously waived expenses or reimbursements were recouped by the Adviser in the Multisector Bond Fund of $77,305.
In addition, the Trust, on behalf of the Short Term Bond ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Short Term Bond ETF. Pursuant to the ETF Agreement, the Short Term Bond ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of the Short Term Bond ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Short Term Bond ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Short Term Bond ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. DISTRIBUTION AGREEMENT
ALPS Distributors, Inc. (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Short Term Bond ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Short Term Bond ETF. With respect to the Short Term Bond ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

83

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
6. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Total Return Bond Fund and the Municipal Bond Fund, which authorizes the Funds to pay a distribution fee of 0.25% of each Fund’s average daily net assets of Class A shares and 0.75% of the Total Return Bond Fund’s average daily net assets for Class C shares, for services to prospective Fund shareholders and distribution of Fund shares, and 0.25% of the Total Return Bond Fund’s average daily net assets of Class C shares for shareholder servicing, as applicable. During the period ended February 28, 2026, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

	12b-1 Fees	Shareholder Servicing Fees
Total Return Bond Fund
Class A.	$62,634	N/A
Class C.	$218,065	$72,688
Municipal Bond Fund
Class A	$18,799	N/A

7. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. Fund Services performs various administrative and accounting services including: preparing various federal and state regulatory filings, reports and returns for the Funds; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Funds’ custodian, transfer agent and accountants; coordinating the preparation and payment of the Funds’ expenses; and reviewing the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Expenses incurred by the Funds for the period ended February 28, 2026, and owed as of February 28, 2026 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the ETF Agreement, the Adviser pays the Short Term Bond ETF’s administrative, custody, transfer agency, accounting, and Chief Compliance Officer fees.
The Funds each have a line of credit with U.S. Bank (see Note 11).
Certain officers of the Funds are also employees of Fund Services.
8. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Short Term Bond ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Short Term Bond ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Short Term Bond ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Short Term Bond ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Short Term Bond ETF. Rather, most retail investors will purchase shares in the

84

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Short Term Bond ETF is $500. An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The Short Term Bond ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Short Term Bond ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Short Term Bond ETF will be issued to such Authorized Participant notwithstanding the fact that the Short Term Bond ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Short Term Bond ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Short Term Bond ETF for losses, if any.
9. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the period ended February 28, 2026, are summarized below.

	Total Return Bond Fund	Municipal Bond Fund	Multisector Bond Fund	Short Term Bond ETF
Purchases
U.S Government	$62,577,876	$—	$—	$775,250
Other	2,014,380,462	128,039,056	130,831,523	21,038,534
Sales
U.S Government	$153,439,096	$—	$1,981,250	$—
Other	1,422,271,596	81,574,428	61,956,514	5,447,850

10. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At February 28, 2026, Morgan Stanley Smith Barney, LLC for the benefit of its customers, held 58.01% of the Total Return Bond Fund’s outstanding Class A shares. At February 28, 2026, Morgan Stanley Smith Barney, LLC, for the benefit of its customers, held 53.34% of the Total Return Bond Fund’s outstanding Class C shares. At February 28, 2026, Charles Schwab & Company, Inc., for the benefit of its customers, held 32.09% of the Total Return Bond Fund’s outstanding Institutional Class shares. At February 28, 2026, Charles Schwab & Company, Inc., Raymond James, and National Financial Services LLC for the benefit of its customers, held 29.78%, 27.48%, and 25.24%, respectively, of the Municipal Bond Fund’s outstanding Class A shares. At February 28, 2026, Charles Schwab & Company, Inc., for the benefit of its customers, held 31.41% of the Multisector Bond Fund’s outstanding Institutional Class shares.
11. LINE OF CREDIT
At February 28, 2026, the Total Return Bond Fund and the Municipal Bond Fund, each had an unsecured line of credit which matures on August 1, 2026 with a maximum borrowing equal to the lesser of $250,000,000 and $35,000,000, respectively, or 20% and 33.33%, respectively, of the total market value of unencumbered assets of each Fund. At February 28, 2026, the Multisector Bond Fund and Short Term Bond ETF each had a secured line of credit which matures on August 1, 2026 with a maximum borrowing equal to the lesser of $11,000,000 and $2,000,000,

85

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
respectively, or 20% of the total market value of unencumbered assets of each Fund. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest was scheduled to be incurred at the bank’s prime rate (6.75% as of February 28, 2026). The Funds did not utilize its line of credit during the period ended February 28, 2026.
12. PRINCIPAL RISKS OF THE FUNDS
As with all investment companies, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to its principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective as applicable. A description of the principal risks of each Fund is included in the applicable prospectus under the heading “Principal Risks.”
13. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of a Fund.
14. SUBSEQUENT EVENTS
The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
3/16/2026	3/13/2026	3/17/2026	0.084099	$137,922

On March 13, 2026, the following Funds declared and paid distributions from ordinary income to shareholders of record as of March 12, 2026, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$38,800,337
Class A	187,994
Class C	175,491
Municipal Bond Fund
Institutional Class	$2,435,998
Class A	47,836
Multisector Bond Fund
Institutional Class	$1,878,355

The Short Term Bond ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
4/16/2026	4/16/2026	4/17/2026	.09676436	$166,435

86

PERFORMANCE TRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
On April 15, 2026, the following Funds declared and paid distributions from ordinary income to shareholders of record as of April 15, 2026, as follows:

Ordinary Income
Total Return Bond Fund
Institutional Class	$40,809,080
Class A	$198,383
Class C	$180,469
Municipal Bond Fund
Institutional Class	$2,417,141
Class A	$49,548
Multisector Bond Fund
Institutional Class	$2,009,712

The Funds have evaluated events and transactions that have occurred subsequent to February 28, 2026, through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.
15. NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

87

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Item 7(a) for remuneration paid by the Performance Trust Mutual Funds. For the Performance Trust Short Term Bond ETF, all fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

88

PERFORMANCE TRUST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the year ended August 31, 2025, taxable ordinary income distributions are designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds as follows:

Total Return Bond Fund	0.00%
Municipal Bond Fund	0.00%
Multisector Bond Fund	0.00%
Short Term Bond ETF	1.09%

89

Investment Adviser
PT Asset Management, LLC
500 West Madison, Suite 500
Chicago, IL 60661
888.282.3220
www.PTAM.com
Fund Administrator, Transfer Agent,
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
The Performance Trust Funds are distributed by ALPS Distributors, Inc.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	April 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	April 28, 2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	April 28, 2026

* Print the name and title of each signing officer under his or her signature